UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Semiannual report 2008

April 30, 2008

U.S. equities	International equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The Select 20 Portfolio (Formerly, The All-Cap	The Labor Select International Equity Portfolio
Growth Equity Portfolio)	The Emerging Markets Portfolio
The Large-Cap Growth Equity Portfolio	The Global Real Estate Securities Portfolio
The Mid-Cap Growth Equity Portfolio
The Small-Cap Growth Equity Portfolio	International fixed income
The Focus Smid-Cap Growth Equity Portfolio	The Global Fixed Income Portfolio
The Smid-Cap Growth Equity Portfolio	The International Fixed Income Portfolio
The Real Estate Investment Trust Portfolio II

U.S. fixed income
The Intermediate Fixed Income Portfolio
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Delaware Pooled Trust

Contents

Portfolio objectives	2
Disclosure of Portfolio expenses	4
Sector allocations, country allocations, top 10 holdings,
and credit quality breakdowns	6
Statements of net assets	19
Statements of operations	77
Statements of changes in net assets	81
Financial highlights	87
Notes to financial statements	105

Delaware Pooled Trust
Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment-management organization. As of March 31, 2008, Delaware Investments managed more than $140 billion on behalf of individuals and institutions. The breadth and sophistication of services offered by Delaware Investments typically enable clients to gain the degree of administrative convenience and simplicity they want in investment-management matters.

Delaware Investments provides equity and fixed income portfolio management, as well as balanced portfolios, retirement plans, and related non-discretionary trust services. Delaware Management Company, a series of Philadelphia-based Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for the International Equity,* Labor Select International Equity, Emerging Markets,* Global Fixed Income,* and International Fixed Income Portfolios.*

Shareholder services
Delaware Investments provides its Delaware Pooled Trust shareholders with annual and semiannual reports, monthly account reports, in-person reviews of account developments (as appropriate), and other communications.

Shareholders who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call 800 231-8002, weekdays from 9 a.m. to 5 p.m. Eastern time. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

The performance data quoted in this report represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 231-8002 or visiting our Web site at www.delawareinvestments.com/institutional/ performance. You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Pooled Trust prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 231-8002. Read the prospectus carefully before you invest or send money. Performance includes reinvestment of all distributions.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

*Closed to new investors.
©2008 Delaware Distributors, L.P.	2008 Semiannual Report • Delaware Pooled Trust

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio (Formerly, The All-Cap Growth Equity Portfolio) seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Mid-Cap Growth Equity Portfolio seeks maximum long-term capital growth. Current income is expected to be incidental. The Portfolio invests primarily in the equity securities of medium-sized companies that we believe present, at the time of purchase, significant long-term growth potential. For purposes of the Portfolio, we will generally consider mid-capitalization companies to be those companies whose market capitalizations fall within the range represented by the Russell Midcap® Growth Index at the time of purchase.

The Small-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies we believe have the potential for high earnings growth. For purposes of this Portfolio, we consider small-capitalization companies to be those that generally represent the smallest 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or Nasdaq (at the time of purchase).

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index.

The Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio will invest primarily in equity securities of small- and mid-sized companies that we believe have the potential for high earnings growth at the time of purchase. For purposes of this Portfolio, we will generally consider small-capitalization companies to be those whose market capitalizations fall within the range represented in the Russell 2000® Growth Index at the time of the Portfolio’s investment and mid-capitalization companies to be those whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry. The Real Estate Investment Trust Portfolio shares the same investment objective and strategies and is closed to new investors.

The Intermediate Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s Ratings Services (S&P) or similarly rated by another nationally recognized statistical ratings organization (NRSRO); (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, or rated P-1 or P-2 by Moody’s, or that may be unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade securities, U.S. high yield securities, and international bonds.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income from outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income from outside of the United States, and which, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from emerging countries. The Emerging Markets Portfolio is closed to new investors.

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors. The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in non-U.S. securities.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. The Global Fixed Income Portfolio is closed to new investors.

The International Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund that invests primarily in issuers that are organized, have a majority of their assets, or derive most of their operating income from outside of the United States. The International Fixed Income Portfolio is closed to new investors.

Please see the Portfolios’ current prospectus, as supplemented, which contains important information regarding the portfolio managers for certain Portfolios. A copy of the prospectus may be obtained by calling 800 231-8002.

Investing in emerging markets can be riskier than investing in well-established foreign markets.

Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and political risks, and different accounting standards.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

Portfolios that invest in real estate investment trusts (REITs) are subject to many of the risks associated with direct real estate ownership and, as such, may be adversely affected by declines in real estate values, and general and local economic conditions.

Portfolios that invest in small- and/or mid-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of a Portfolio. Portfolios that invest in bonds can lose their value as interest rates rise and an investor can lose principal.

Disclosure of Portfolio expenses

For the period November 1, 2007 to April 30, 2008

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees on Class P shares of The Global Real Estate Securities Portfolio and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to a Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Delaware Pooled Trust
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/07 to
	11/1/07	4/30/08	Ratio	4/30/08
Actual Portfolio Return
The Large-Cap Value
Equity Portfolio	$1,000.00	$876.60	0.68%	$3.17
The Select 20
Portfolio	1,000.00	903.90	0.89%	4.21
The Large-Cap
Growth Equity
Portfolio	1,000.00	892.40	0.65%	3.06
The Mid-Cap
Growth Equity
Portfolio	1,000.00	881.50	0.93%	4.35
The Small-Cap Growth
Equity Portfolio	1,000.00	818.00	0.90%	4.07
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	853.50	0.92%	4.24
The Smid-Cap Growth
Equity Portfolio	1,000.00	851.90	0.92%	4.24
The Real Estate
Investment Trust
Portfolio II	1,000.00	934.00	0.86%	4.14
The Intermediate
Fixed Income
Portfolio	1,000.00	1,029.80	0.35%	1.77
The Core Focus Fixed
Income Portfolio	1,000.00	1,021.80	0.35%	1.76
The High-Yield Bond
Portfolio	1,000.00	994.70	0.49%	2.43
The Core Plus Fixed
Income Portfolio	1,000.00	1,016.70	0.37%	1.86
The International
Equity Portfolio	1,000.00	908.50	0.88%	4.18
The Labor Select
International Equity
Portfolio	1,000.00	906.70	0.87%	4.12
The Emerging
Markets Portfolio	1,000.00	968.40	1.15%	5.63
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	865.00	1.06%	4.92

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/07 to
	11/1/07	4/30/08	Ratio	4/30/08
Actual Portfolio Return (continued)
The Global Real
Estate Securities
Portfolio Class P	$1,000.00	$ 864.60	1.31%	$6.07
The Global Fixed
Income Portfolio	1,000.00	1,091.40	0.60%	3.12
The International
Fixed Income
Portfolio	1,000.00	1,099.70	0.60%	3.13
Hypothetical 5% Return (5% return before expenses)
The Large-Cap Value
Equity Portfolio	$1,000.00	$1,021.48	0.68%	$3.42
The Select 20
Portfolio	1,000.00	1,020.44	0.89%	4.47
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,021.63	0.65%	3.27
The Mid-Cap
Growth Equity
Portfolio	1,000.00	1,020.24	0.93%	4.67
The Small-Cap
Growth Equity
Portfolio	1,000.00	1,020.39	0.90%	4.52
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.29	0.92%	4.62
The Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.29	0.92%	4.62
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,020.59	0.86%	4.32
The Intermediate
Fixed Income
Portfolio	1,000.00	1,023.12	0.35%	1.76
The Core Focus Fixed
Income Portfolio	1,000.00	1,023.12	0.35%	1.76
The High-Yield
Bond Portfolio	1,000.00	1,022.43	0.49%	2.46
The Core Plus Fixed
Income Portfolio	1,000.00	1,023.02	0.37%	1.86
The International
Equity Portfolio	1,000.00	1,020.49	0.88%	4.42
The Labor Select
International Equity
Portfolio	1,000.00	1,020.54	0.87%	4.37
The Emerging
Markets Portfolio	1,000.00	1,019.15	1.15%	5.77
The Global Real
Estate Securities
Portfolio Original
Class	1,000.00	1,019.59	1.06%	5.32
The Global Real
Estate Securities
Portfolio Class P	1,000.00	1,018.35	1.31%	6.57
The Global Fixed
Income Portfolio	1,000.00	1,021.88	0.60%	3.02
The International
Fixed Income
Portfolio	1,000.00	1,021.88	0.60%	3.02

Sector allocations and top 10 holdings

Delaware Pooled Trust

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Large-Cap Value Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	97.79%
Consumer Discretionary	9.34%
Consumer Staples	13.13%
Energy	6.94%
Financials	19.45%
Health Care	18.02%
Industrials	6.02%
Information Technology	12.26%
Materials	3.46%
Telecommunications	6.06%
Utilities	3.11%
Repurchase Agreements	1.92%
Securities Lending Collateral	2.23%
Total Value of Securities	101.94%
Obligation to Return Securities Lending Collateral	(2.23%)
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
Chevron	3.56%
International Business Machines	3.52%
Heinz (H.J.)	3.48%
Gap	3.47%
duPont (E.I.) deNemours	3.46%
ConocoPhillips	3.38%
Morgan Stanley	3.38%
Safeway	3.37%
Discover Financial Services	3.35%
Wyeth	3.29%

The Select 20 Portfolio
Percentage
Sector	of Net Assets
Common Stock²	91.83%
Business Services	10.27%
Consumer Non-Durables	3.57%
Consumer Services	20.17%
Financials	6.00%
Health Care	13.79%
Technology	38.03%
Repurchase Agreements	8.03%
Securities Lending Collateral	4.83%
Total Value of Securities	104.69%
Obligation to Return Securities Lending Collateral	(4.83%)
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
QUALCOMM	6.49%
IntercontinentalExchange	6.00%
Seagate Technology	5.96%
Apple	5.70%
Weight Watchers International	5.42%
Visa Class A	5.38%
IHOP	5.31%
Heartland Payment Systems	5.22%
Research in Motion	4.90%
Genentech	4.83%

Delaware Pooled Trust

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Large-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock²	96.76%
Basic Industry/Capital Goods	3.09%
Business Services	20.97%
Consumer Non-Durables	9.37%
Consumer Services	10.58%
Energy	3.10%
Financials	8.63%
Health Care	11.70%
Technology	29.32%
Repurchase Agreements	1.73%
Securities Lending Collateral	11.88%
Total Value of Securities	110.37%
Obligation to Return Securities Lending Collateral	(11.88%)
Receivables and Other Assets Net of Liabilities	1.51%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
QUALCOMM	5.62%
MasterCard Class A	5.08%
Google Class A	4.89%
IntercontinentalExchange	4.85%
Research in Motion	4.57%
Genentech	4.44%
Apple	4.35%
CME Group	3.78%
Visa Class A	3.76%
Seagate Technology	3.76%

The Mid-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	96.50%
Basic Industry/Capital Goods	13.14%
Business Services	4.11%
Consumer Non-Durables	13.24%
Consumer Services	8.93%
Energy	11.24%
Financials	7.02%
Health Care	15.35%
Technology	20.61%
Transportation	1.43%
Utilities	1.43%
Repurchase Agreements	3.87%
Securities Lending Collateral	13.30%
Total Value of Securities	113.67%
Obligation to Return Securities Lending Collateral	(13.30%)
Liabilities Net of Receivables and Other Assets	(0.37%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
Urban Outfitters	2.88%
Microsemi	2.42%
National Oilwell Varco	2.30%
ANSYS	2.29%
Omniture	2.06%
Roper Industries	1.96%
Guess	1.93%
Nuance Communications	1.88%
Medco Health Solutions	1.88%
Core Laboratories	1.85%

(continues)     7

Sector allocation and top 10 holdings

Delaware Pooled Trust

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Small-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	98.84%
Basic Industry/Capital Goods	13.98%
Business Services	9.11%
Consumer Non-Durables	6.42%
Consumer Services	5.81%
Energy	7.38%
Financials	8.46%
Health Care	22.63%
Technology	23.57%
Transportation	1.48%
Securities Lending Collateral	20.95%
Total Value of Securities	119.79%
Obligation to Return Securities Lending Collateral	(20.95%)
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
United Therapeutics	3.12%
Wright Medical Group	2.51%
Microsemi	2.48%
Data Domain	2.27%
Waddell & Reed Financial Class A	2.18%
Concur Technologies	2.17%
Omniture	2.12%
J. Crew Group	2.07%
Nuance Communications	2.06%
Bucyrus International Class A	1.91%

The Focus Smid-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	95.62%
Basic Industry/Capital Goods	5.50%
Business Services	10.60%
Consumer Durables	4.01%
Consumer Non-Durables	15.77%
Consumer Services	16.62%
Energy	3.73%
Financials	7.53%
Health Care	5.80%
Technology	20.19%
Transportation	5.87%
Repurchase Agreements	4.47%
Securities Lending Collateral	17.63%
Total Value of Securities	117.72%
Obligation to Return Securities Lending Collateral	(17.63%)
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
C.H. Robinson Worldwide	5.87%
Techne	5.80%
Graco	5.50%
j2 Global Communications	5.14%
Expeditors International Washington	5.07%
Weight Watchers International	5.00%
Heartland Payment Systems	4.99%
Fastenal	4.82%
Blackbaud	4.56%
IHOP	4.44%

Delaware Pooled Trust

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Smid-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	97.19%
Basic Industry/Capital Goods	18.02%
Business Services	3.97%
Consumer Durables	1.45%
Consumer Non-Durables	11.49%
Consumer Services	6.50%
Energy	6.12%
Financials	6.74%
Health Care	16.19%
Technology	24.02%
Transportation	2.69%
Repurchase Agreements	2.87%
Securities Lending Collateral	18.73%
Total Value of Securities	118.79%
Obligation to Return Securities Lending Collateral	(18.73%)
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
United Therapeutics	3.16%
Urban Outfitters	2.85%
Cameron International	2.46%
Microsemi	2.34%
Data Domain	2.26%
Concur Technologies	2.20%
Woodward Governor	2.04%
Omniture	1.99%
Flow International	1.96%
Solera Holdings	1.93%

The Real Estate Investment Trust Portfolio II
Percentage
Sector	of Net Assets
Common Stock	94.11%
Diversified REITs	6.33%
Health Care REITs	8.05%
Hotel REITs	5.98%
Industrial REITs	6.24%
Mall REITs	15.60%
Manufactured Housing REITs	1.47%
Multifamily REITs	14.56%
Office REITs	12.94%
Office/Industrial REITs	3.57%
Real Estate Operating Companies	1.05%
Self-Storage REITs	4.28%
Shopping Center REITs	12.10%
Specialty REITs	1.94%
Securities Lending Collateral	14.30%
Total Value of Securities	108.41%
Obligation to Return Securities Lending Collateral	(14.30%)
Receivables and Other Assets Net of Liabilities	5.89%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
Simon Property Group	8.63%
Vornado Realty Trust	6.33%
ProLogis	4.67%
Host Hotels & Resorts	4.65%
Boston Properties	4.63%
Public Storage	4.28%
General Growth Properties	3.69%
Equity Residential	3.65%
Regency Centers	3.46%
Federal Realty Investment Trust	3.34%

(continues)     9

Sector allocations and credit quality breakdowns

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector	of Net Assets
Agency Asset-Backed Securities	0.58%
Agency Collateralized Mortgage Obligations	3.27%
Agency Mortgage-Backed Securities	2.28%
Agency Obligations	29.57%
Commercial Mortgage-Backed Securities	3.05%
Corporate Bonds	36.08%
Banking	3.39%
Basic Industry	1.87%
Brokerage	2.21%
Capital Goods	0.95%
Communications	5.93%
Consumer Cyclical	2.15%
Consumer Non-Cyclical	5.21%
Electric	2.67%
Energy	2.20%
Finance Companies	1.72%
Insurance	3.10%
Natural Gas	2.22%
Real Estate	0.39%
Technology	1.44%
Transportation	0.63%
Foreign Agencies	1.12%
Municipal Bonds	0.75%
Non-Agency Asset-Backed Securities	3.29%
Non-Agency Collateralized Mortgage Obligations	3.52%
Sovereign Agency	0.13%
Supranational Banks	0.53%
U.S. Treasury Obligations	12.23%
Preferred Stock	0.47%
Repurchase Agreements	2.44%
Securities Lending Collateral	14.06%
Total Value of Securities	113.37%
Obligation to Return Securities Lending Collateral	(14.06%)
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	60.27%
AA	10.88%
A	14.41%
BBB	14.44%
Total	100.00%

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector	of Net Assets
Agency Asset-Backed Securities	0.08%
Agency Collateralized Mortgage Obligations	4.12%
Agency Mortgage-Backed Securities	27.37%
Agency Obligations	14.77%
Commercial Mortgage-Backed Securities	5.19%
Corporate Bonds	20.82%
Banking	2.49%
Basic Industry	0.68%
Brokerage	1.27%
Capital Goods	0.39%
Communications	2.57%
Consumer Cyclical	1.00%
Consumer Non-Cyclical	3.28%
Electric	1.39%
Energy	1.84%
Finance Companies	1.47%
Insurance	1.98%
Natural Gas	0.87%
Real Estate	0.44%
Technology	0.71%
Transportation	0.44%
Foreign Agencies	1.06%
Germany	0.88%
Republic of Korea	0.18%
Municipal Bonds	1.70%
Non-Agency Asset-Backed Securities	13.04%
Non-Agency Collateralized Mortgage Obligations	10.14%
Preferred Stock	0.39%
Sovereign Agency	0.12%
Supranational Bank	0.51%
U.S. Treasury Obligations	5.85%
Repurchase Agreements	4.38%
Securities Lending Collateral	10.59%
Total Value of Securities	120.13%
Obligation to Return Securities Lending Collateral	(10.59%)
Liabilities Net of Receivables and Other Assets	(9.54%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	75.70%
AA	6.09%
A	8.55%
BBB	9.66%
Total	100.00%

(continues)     11

Sector allocation and credit quality breakdown

Delaware Pooled Trust – The High-Yield Bond Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector	of Net Assets
Corporate Bonds	93.40%
Basic Industry	8.11%
Brokerage	0.90%
Capital Goods	7.34%
Consumer Cyclical	9.71%
Consumer Non-Cyclical	3.73%
Energy	15.99%
Finance & Investments	1.27%
Media	5.41%
Real Estate	0.53%
Services Cyclical	11.26%
Services Non-Cyclical	7.02%
Technology & Electronics	1.71%
Telecommunications	13.20%
Utilities	7.22%
Senior Secured Loans	5.38%
Common Stock	0.15%
Preferred Stock	0.04%
Warrants	0.00%
Securities Lending Collateral	4.38%
Total Value of Securities	103.35%
Obligation to Return Securities Lending Collateral	(4.38% )
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
BBB	4.90%
BB	31.87%
B	56.02%
CCC	6.95%
Not Rated	0.26%
Total	100.00%

Sector/Country allocation and
credit quality breakdown

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector/Country	of Net Assets
Agency Asset-Backed Securities	0.15%
Agency Collateralized Mortgage Obligations	6.24%
Agency Mortgage-Backed Securities	29.88%
Agency Obligations	2.36%
Commercial Mortgage-Backed Securities	6.12%
Corporate Bonds	26.90%
Banking	3.71%
Basic Industries	1.49%
Brokerage	1.16%
Capital Goods	0.64%
Communications	3.25%
Consumer Cyclical	1.71%
Consumer Non-Cyclical	4.04%
Electric	2.02%
Energy	2.43%
Finance Companies	1.69%
Insurance	2.11%
Natural Gas	0.31%
Real Estate	0.79%
Technology	0.73%
Transportation	0.82%
Foreign Agencies	0.91%
Austria	0.08%
France	0.16%
Germany	0.47%
Republic of Korea	0.20%
Municipal Bonds	3.15%
Non-Agency Asset-Backed Securities	8.45%
Non-Agency Collateralized Mortgage Obligations	9.24%
Regional Agency	0.21%
Senior Secured Loans	1.04%
Sovereign Agency	0.16%
Sovereign Debt	5.49%
Brazil	0.60%
Finland	0.02%
Germany	1.57%
Indonesia	0.33%
Mexico	1.05%
Philippines	0.11%
Russia	0.63%
United Kingdom	1.18%
Supranational Banks	2.13%
U.S. Treasury Obligations	2.58%
Preferred Stock	0.39%
Warrant	0.00%
Repurchase Agreements	7.08%
Securities Lending Collateral	4.80%
Total Value of Securities	117.28%
Obligation to Return Securities Lending Collateral	(4.80%)
Liabilities Net of Receivables and Other Assets	(12.48%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	62.10%
AA	8.98%
A	11.24%
BBB	12.38%
BB	3.27%
B	1.82%
CCC	0.21%
Total	100.00%

(continues)     13

Country and sector allocations

Delaware Pooled Trust – The International Equity Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	99.33%
Australia	9.76%
Belgium	2.23%
Finland	1.18%
France	13.19%
Germany	4.92%
Hong Kong	2.58%
Italy	4.93%
Japan	18.65%
Netherlands	4.16%
New Zealand	0.82%
Singapore	1.99%
South Africa	1.00%
Spain	7.98%
Switzerland	3.10%
Taiwan	2.05%
United Kingdom	20.79%
Right	0.03%
Repurchase Agreements	0.03%
Securities Lending Collateral	14.50%
Total Value of Securities	113.89%
Obligation to Return Securities Lending Collateral	(14.50%)
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

Percentage
Sector²	of Net Assets
Consumer Discretionary	7.63%
Consumer Staples	11.97%
Energy	11.71%
Financials	26.73%
Health Care	10.67%
Industrials	3.37%
Information Technology	4.14%
Materials	3.40%
Telecommunication Services	13.36%
Utilities	6.35%
Total	99.33%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Delaware Pooled Trust – The Labor Select International Equity Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	98.09%
Australia	10.89%
Belgium	2.15%
Finland	1.32%
France	11.57%
Germany	3.19%
Hong Kong	4.13%
Italy	5.61%
Japan	18.32%
Netherlands	4.52%
New Zealand	0.81%
Singapore	1.07%
Spain	8.05%
Switzerland	3.16%
United Kingdom	23.30%
Right	0.03%
Repurchase Agreements	1.43%
Securities Lending Collateral	14.77%
Total Value of Securities	114.32%
Obligation to Return Securities Lending Collateral	(14.77%)
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

Percentage
Sector²	of Net Assets
Consumer Discretionary	6.19%
Consumer Staples	12.19%
Energy	11.08%
Financials	29.17%
Health Care	11.57%
Industrials	1.48%
Information Technology	3.29%
Materials	3.52%
Telecommunication Services	12.42%
Utilities	7.18%
Total	98.09%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

(continues)     15

Country and sector allocations

Delaware Pooled Trust – The Emerging Markets Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	89.23%
Argentina	1.94%
Brazil	11.50%
Chile	1.12%
China	8.69%
Colombia	2.26%
Czech Republic	1.00%
Egypt	2.86%
India	0.80%
Israel	2.53%
Malaysia	3.90%
Mexico	7.02%
Philippines	1.31%
Poland	2.08%
Republic of Korea	4.48%
Russia	8.25%
South Africa	7.36%
Taiwan	15.25%
Thailand	4.46%
Turkey	2.42%
Preferred Stock	8.74%
Brazil	4.82%
Republic of Korea	3.92%
Right	0.01%
Repurchase Agreements	1.55%
Securities Lending Collateral	8.65%
Total Value of Securities	108.18%
Obligation to Return Securities Lending Collateral	(8.65%)
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	4.49%
Consumer Staples	3.20%
Energy	13.41%
Financials	20.42%
Industrials	7.67%
Information Technology	13.46%
Materials	12.56%
Telecommunication Services	18.80%
Utilities	3.97%
Total	97.98%

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

As of April 30, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	98.78%
Australia	10.30%
Austria	1.30%
Brazil	2.18%
Canada	4.29%
China	1.89%
France	5.58%
Greece	0.91%
Hong Kong	13.74%
Italy	0.91%
Japan	14.94%
Malaysia	1.84%
Norway	0.68%
Russia	0.89%
Singapore	1.53%
Sweden	0.51%
United Kingdom	7.19%
United States	30.10%
Repurchase Agreements	0.16%
Securities Lending Collateral	17.87%
Total Value of Securities	116.81%
Obligation to Return Securities Lending Collateral	(17.87%)
Receivables and Other Assets Net of Liabilities	1.06%
Total Net Assets	100.00%

Percentage
Sector²	of Net Assets
Diversified REITs	22.84%
Health Care REITs	3.03%
Hotel REITs	2.02%
Industrial REITs	2.58%
Mall REITs	6.23%
Multifamily REITs	5.35%
Office REITs	6.30%
Real Estate Operating Companies	38.36%
Self-Storage REITs	1.31%
Shopping Center REITs	10.76%
Total	98.78%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

(continues)     17

Country allocations and credit quality breakdowns

Delaware Pooled Trust

As of April 30, 2008

The Global Fixed Income Portfolio
Percentage
Country	of Net Assets
Bonds	98.16%
Austria	3.06%
Belgium	1.51%
Canada	0.78%
Finland	2.80%
France	12.76%
Germany	17.58%
Ireland	3.40%
Italy	3.73%
Japan	11.03%
Mexico	4.78%
Netherlands	8.66%
Norway	3.79%
Poland	2.78%
Spain	4.14%
Supranational	8.36%
United Kingdom	7.07%
United States	1.93%
Repurchase Agreements	1.52%
Securities Lending Collateral	0.92%
Total Value of Securities	100.60%
Obligation to Return Securities Lending Collateral	(0.92%)
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	83.03%
AA	9.32%
A	7.65%
Total	100.00%

The International Fixed Income Portfolio
Percentage
Country	of Net Assets
Bonds	97.37%
Austria	9.10%
Belgium	4.02%
Finland	1.39%
France	9.02%
Germany	25.87%
Ireland	4.63%
Italy	3.96%
Japan	12.92%
Mexico	4.04%
Netherlands	10.07%
Norway	3.68%
Portugal	1.02%
Slovenia	2.56%
Spain	0.39%
Supranational	4.70%
Repurchase Agreements	0.37%
Total Value of Securities	97.74%
Receivables and Other Assets Net of Liabilities	2.26%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	78.41%
AA	14.94%
A	6.65%
Total	100.00%

Statements of net assets

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 97.79%
Consumer Discretionary – 9.34%
Gap	16,600	$ 309,092
Limited Brands	14,000	259,280
Mattel	14,100	264,375
		832,747
Consumer Staples – 13.13%
Heinz (H.J.)	6,600	310,596
Kimberly-Clark	4,400	281,556
Kraft Foods Class A	8,800	278,344
Safeway	9,500	300,200
		1,170,696
Energy – 6.94%
Chevron	3,300	317,295
ConocoPhillips	3,500	301,525
		618,820
Financials – 19.45%
Allstate	5,300	266,908
Discover Financial Services	16,400	298,644
Hartford Financial Services Group	3,200	228,064
Lehman Brothers Holdings	5,600	247,744
Morgan Stanley	6,200	301,320
Wachovia	7,000	204,050
*Washington Mutual	15,300	188,037
		1,734,767
Health Care – 18.02%
Abbott Laboratories	4,600	242,650
Baxter International	4,400	274,208
Bristol-Myers Squibb	12,100	265,837
Johnson & Johnson	4,200	281,778
Pfizer	12,400	249,364
Wyeth	6,600	293,502
		1,607,339
Industrials – 6.02%
Donnelley (R.R.) & Sons	8,100	248,184
Waste Management	8,000	288,800
		536,984
Information Technology – 12.26%
Intel	11,400	253,764
International Business Machines	2,600	313,820
Motorola	27,700	275,892
Xerox	17,900	250,063
		1,093,539
Materials – 3.46%
duPont (E.I.) deNemours	6,300	308,133
		308,133
Telecommunications – 6.06%
AT&T	7,300	282,583
Verizon Communications	6,700	257,816
		540,399
Utilities – 3.11%
Progress Energy	6,600	277,134
		277,134
Total Common Stock
(cost $8,963,845)		8,720,558

	Principal
	Amount
Repurchase Agreements** – 1.92%
BNP Paribas 1.95%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $131,777
(collateralized by
U.S. Government obligations,
ranging in par value
$13,020-$83,080,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $134,412)	$131,770	131,770
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$39,232 (collateralized by U.S.
Government obligations, par
value $39,270, 3.375% 9/15/09;
with market value $40,055)	39,230	39,230
Total Repurchase Agreements
(cost $171,000)		171,000

Total Value of Securities Before
Securities Lending Collateral – 99.71%
(cost $9,134,845)		8,891,558

	Number of
	Shares
Securities Lending Collateral*** – 2.23%
Investment Companies
Mellon GSL DBT II Collateral Fund	198,900	198,900
Total Securities Lending Collateral
(cost $198,900)		198,900

Total Value of Securities – 101.94%
(cost $9,333,745)		9,090,458 ©
Obligation to Return Securities
Lending Collateral*** – (2.23%)		(198,900)
Receivables and Other Assets
Net of Liabilities – 0.29%		26,026
Net Assets Applicable to 513,473
Shares Outstanding; Equivalent to $17.37
Per Share – 100.00%		$8,917,584

(continues)     19

Statements of net assets

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$9,072,728
Undistributed net investment income	69,068
Accumulated net realized gain on investments	19,075
Net unrealized depreciation of investments	(243,287)
Total net assets	$8,917,584

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

©	Includes $192,627 of securities loaned.

See accompanying notes

Delaware Pooled Trust – The Select 20 Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 91.83%²
Business Services – 10.27%
†Research in Motion	1,875	$ 228,056
†Visa Class A	3,000	250,350
		478,406
Consumer Non-Durables – 3.57%
*†NetFlix	5,200	166,296
		166,296
Consumer Services – 20.17%
†eBay	6,300	197,127
Heartland Payment Systems	11,100	243,090
*IHOP	5,300	247,192
Weight Watchers International	5,500	252,230
		939,639
Financials – 6.00%
†IntercontinentalExchange	1,800	279,270
		279,270
Health Care – 13.79%
Allergan	3,700	208,569
†Genentech	3,300	225,060
UnitedHealth Group	6,400	208,832
		642,461
Technology – 38.03%
†Apple	1,525	265,274
†Crown Castle International	4,950	192,308
†Google Class A	320	183,773
†j2 Global Communications	10,200	218,280
QUALCOMM	7,000	302,329
Seagate Technology	14,700	277,389
†Sun Microsystems	7,600	119,016
†Teradata	10,000	212,900
		1,771,269
Total Common Stock
(cost $4,025,487)		4,277,341

	Principal
	Amount
Repurchase Agreements** – 8.03%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$288,136 (collateralized by U.S.
Government obligations, ranging
in par value $28,490-$181,700,
3.375%-5.125%, 6/15/09-6/30/11;
with total market value $293,977)	$288,120	288,120
UBS Warburg 1.93%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $85,884
(collateralized by U.S. Government
obligations, par value $85,880,
3.375% 9/15/09; with market
value $87,606)	85,880	85,880
Total Repurchase Agreements
(cost $374,000)		374,000

Total Value of Securities Before
Securities Lending Collateral – 99.86%
(cost $4,399,487)		4,651,341

	Number of
	Shares
Securities Lending Collateral*** – 4.83%
Investment Companies
Mellon GSL DBT II Collateral Fund	225,050	225,050
Total Securities Lending Collateral
(cost $225,050)		225,050

Total Value of Securities – 104.69%
(cost $4,624,537)		4,876,391 ©
Obligation to Return Securities
Lending Collateral** – (4.83%)		(225,050)
Receivables and Other Assets
Net of Liabilities – 0.14%		6,333
Net Assets Applicable to 750,002
Shares Outstanding; Equivalent to $6.21
Per Share – 100.00%		$4,657,674

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$9,066,700
Undistributed net investment income		2,761
Accumulated net realized loss on investments		(4,663,641)
Net unrealized appreciation of investments		251,854
Total net assets		$4,657,674

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security for the period ended April 30, 2008.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

©	Includes $219,875 of securities loaned.

See accompanying notes

(continues)     21

Statements of net assets

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 96.76%²
Basic Industry/Capital Goods – 3.09%
Praxair	135,000	$ 12,326,850
		12,326,850
Business Services – 20.97%
Expeditors International
Washington	280,000	13,045,200
*MasterCard Class A	73,000	20,305,680
†Research in Motion	150,000	18,244,500
*Thomson Reuters ADR	24,000	4,485,120
*United Parcel Service Class B	175,000	12,671,750
†Visa Class A	180,000	15,021,000
		83,773,250
Consumer Non-Durables – 9.37%
*Procter & Gamble	205,000	13,745,250
*Staples	570,000	12,369,000
Walgreen	325,000	11,326,250
		37,440,500
Consumer Services – 10.58%
†eBay	450,000	14,080,500
*International Game Technology	270,000	9,379,800
†MGM MIRAGE	175,000	8,951,250
*Weight Watchers International	215,000	9,859,900
		42,271,450
Energy – 3.10%
EOG Resources	95,000	12,395,600
		12,395,600
Financials – 8.63%
*CME Group	33,000	15,095,850
†IntercontinentalExchange	125,000	19,393,750
		34,489,600
Health Care – 11.70%
Allergan	260,000	14,656,200
*†Genentech	260,000	17,732,000
UnitedHealth Group	440,000	14,357,200
		46,745,400
Technology – 29.32%
†Apple	100,000	17,395,000
*†Crown Castle International	315,000	12,237,750
†Google Class A	34,000	19,525,860
†Intuit	475,000	12,810,750
QUALCOMM	520,000	22,458,800
Seagate Technology	795,800	15,016,746
*†Sun Microsystems	550,000	8,613,000
†Teradata	425,000	9,048,250
		117,106,156
Total Common Stock
(cost $375,102,878)		386,548,806

	Principal
	Amount
Repurchase Agreements** – 1.73%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$5,319,288 (collateralized
by U.S. Government
obligations, ranging in par
value $526,000-$3,354,000,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $5,426,793)	$5,319,000	$ 5,319,000
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$1,585,085 (collateralized by
U.S. Government obligations,
par value $1,585,000,
3.375% 9/15/09; with market
value $1,617,204)	1,585,000	1,585,000
Total Repurchase Agreements
(cost $6,904,000)		6,904,000

Total Value of Securities Before
Securities Lending Collateral – 98.49%
(cost $382,006,878)		393,452,806

	Number of
	Shares
Securities Lending Collateral*** – 11.88%
Investment Companies
Mellon GSL DBT II Collateral Fund	47,443,335	47,443,335
Total Securities Lending Collateral
(cost $47,443,335)		47,443,335

Total Value of Securities – 110.37%
(cost $429,450,213)		440,896,141 ©
Obligation to Return Securities
Lending Collateral*** – (11.88%)		(47,443,335)
Receivables and Other Assets
Net of Liabilities – 1.51%		6,011,047
Net Assets Applicable to 42,811,807
Shares Outstanding; Equivalent to $9.33
Per Share – 100.00%		$399,463,853

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$383,513,589
Undistributed net investment income	430,146
Accumulated net realized gain on investments	4,074,190
Net unrealized appreciation of investments	11,445,928
Total net assets	$399,463,853

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security for the period ended April 30, 2008.

©	Includes $49,708,930 of securities loaned.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

ADR – American Depositary Receipts

See accompanying notes

(continues)     23

Statements of net assets

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 96.50%
Basic Industry/Capital Goods – 13.14%
Allegheny Technologies	700	$ 48,181
†First Solar	200	58,398
Flowserve	700	86,863
Joy Global	1,100	81,675
Manitowoc	2,200	83,204
†Mettler-Toledo International	500	47,630
*Oshkosh Truck	1,200	48,720
†Quanta Services	2,900	76,966
Roper Industries	1,500	93,180
		624,817
Business Services – 4.11%
Dun & Bradstreet	600	50,580
Expeditors International Washington	1,700	79,203
†Fiserv	1,300	65,715
		195,498
Consumer Non-Durables – 13.24%
†Amazon.com	1,000	78,630
American Eagle Outfitters	2,900	53,273
†Dick's Sporting Goods	1,000	28,600
†Dollar Tree	2,300	72,680
Flowers Foods	3,300	85,437
Guess	2,400	91,872
†J. Crew Group	1,600	76,000
*†Ulta Salon Cosmetics & Fragrance	400	5,660
†Urban Outfitters	4,000	137,000
		629,152
Consumer Services – 8.93%
Burger King Holdings	2,500	69,750
†Chipotle Mexican Grill Class A	600	58,878
Darden Restaurants	1,000	35,580
Host Hotels & Resorts	1,893	32,560
International Game Technology	1,900	66,006
Marriott International Class A	1,200	41,160
Starwood Hotels & Resorts Worldwide	900	46,989
†Wynn Resorts	700	73,738
		424,661
Energy – 11.24%
†Cameron International	1,300	63,999
†Core Laboratories	700	87,696
*†Geophysique-Veritas ADR	1,500	75,315
†Helix Energy Solutions Group	1,400	48,370
*Helmerich & Payne	1,500	80,625
†National Oilwell Varco	1,600	109,520
Smith International	900	68,859
		534,384
Financials – 7.02%
†Affiliated Managers Group	500	49,670
†Interactive Brokers Group Class A	2,100	66,297
†IntercontinentalExchange	200	31,030
Invesco	2,000	51,300
People's United Financial	3,200	54,304
SLM	2,800	51,884
T. Rowe Price Group	500	29,280
		333,765
Health Care – 15.35%
†Abraxis BioScience	825	48,906
*†Amylin Pharmaceuticals	1,400	38,612
*†APP Pharmaceuticals	4,900	63,994
†Barr Pharmaceuticals	1,600	80,368
†DaVita	1,000	52,410
†Express Scripts Class A	600	42,012
†Forest Laboratories	1,300	45,123
†Inverness Medical Innovations	900	33,300
†Medco Health Solutions	1,800	89,172
Omnicare	1,200	24,420
*†OSI Pharmaceuticals	1,500	51,975
Quest Diagnostics	1,300	65,234
†Regeneron Pharmaceuticals	2,600	51,012
*†ResMed	1,000	43,120
		729,658
Technology – 20.61%
†Akamai Technologies	1,900	67,963
†American Tower Class A	1,600	69,472
†ANSYS	2,700	108,621
†Atheros Communications	2,700	71,874
†F5 Networks	3,000	67,890
†Marvell Technology Group	6,500	84,175
†MEMC Electronic Materials	1,100	69,267
†Microsemi	4,700	115,150
*†Nuance Communications	4,400	89,232
*†Omniture	4,300	98,126
†salesforce.com	1,100	73,403
†Syke Enterprises	3,900	64,818
		979,991
Transportation – 1.43%
*Hunt (J.B.) Transport Services	2,000	67,940
		67,940
Utilities – 1.43%
Alliant Energy	1,800	67,806
		67,806
Total Common Stock
(cost $3,978,662)		4,587,672

	Principal
	Amount
Repurchase Agreements** – 3.87%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$141,758 (collateralized by U.S.
Government obligations, ranging
in par value $14,000-$89,000,
3.375%-5.125%, 6/15/09-6/30/11;
with total market value $144,631)	$141,750	141,750

	Principal
	Amount	Value
Repurchase Agreements (continued)
UBS Warburg 1.93%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $42,252
(collateralized by U.S. Government
obligations, par value $42,000,
3.375% 9/15/09; with market
value $43,100)	$42,250	$42,250
Total Repurchase Agreements
(cost $184,000)		184,000

Total Value of Securities Before
Securities Lending Collateral – 100.37%
(cost $4,162,662)		4,771,672

	Number of
	Shares
Securities Lending Collateral*** – 13.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	632,000	632,000
Total Securities Lending Collateral
(cost $632,000)		632,000

Total Value of Securities – 113.67%
(cost $4,794,662)		5,403,672 ©
Obligation to Return Securities
Lending Collateral*** – (13.30%)		(632,000)
Liabilities Net of Receivables and
Other Assets – (0.37%)		(17,629)
Net Assets Applicable to 5,568,059
Shares Outstanding Equivalent to $0.85
Per Share – 100.00%		$4,754,043

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$4,096,454
Undistributed net investment income		474
Accumulated net realized gain on investments		48,105
Net unrealized appreciation of investments		609,010
Total net assets		$4,754,043

†	Non-income producing security for the period ended April 30, 2008.

©	Includes $607,773 of securities loaned.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

ADR – American Depositary Receipts

See accompanying notes

(continues)      25

Statements of net assets

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.84%
Basic Industry/Capital Goods – 13.98%
Bucyrus International Class A	1,600	$ 201,488
Dynamic Materials	2,400	112,872
EnergySolutions	6,400	139,840
†Haynes International	2,600	162,890
†Hexcel	7,900	176,802
*†Itron	1,600	148,928
Kaydon	3,800	199,006
†Mettler-Toledo International	1,400	133,364
*†Middleby	3,200	200,800
		1,475,990
Business Services – 9.11%
†Advisory Board	3,300	153,846
†Cardtronics	9,600	79,584
†Concur Technologies	6,900	228,666
†Emergency Medical Services Class A	6,800	153,476
*†Geo Group	6,300	166,635
†TeleTech Holdings	7,800	178,854
		961,061
Consumer Non-Durables – 6.42%
†Dick's Sporting Goods	1,600	45,760
†Gymboree	3,700	159,914
*†J. Crew Group	4,600	218,500
*†Lululemon Athletica	5,400	167,238
†Pacific Sunwear of California	6,400	85,824
		677,236
Consumer Services – 5.81%
*†Cenveo	12,400	127,348
†Red Robin Gourmet Burgers	300	12,324
*†Sonic	6,900	151,731
*†Texas Roadhouse Class A	14,800	174,640
†Wynn Resorts	1,400	147,476
		613,519
Energy – 7.38%
*Carbo Ceramics	3,250	154,473
†Core Laboratories	1,600	200,448
†Helix Energy Solutions Group	3,600	124,380
†ION Geophysical	12,500	199,125
†North American Energy Partners	6,200	100,316
		778,742
Financials – 8.46%
Delphi Financial Group Class A	2,925	79,619
Hanover Insurance Group	3,700	166,056
†Investment Technology Group	3,100	149,606
KKR Financial Holdings	4,000	50,800
†Nasdaq OMX Group	2,000	72,900
*†Signature Bank	2,950	77,821
Waddell & Reed Financial Class A	6,800	230,248
Whitney Holding	2,800	65,548
		892,598
Health Care – 22.63%
†Abraxis BioScience	2,624	155,551
*†Acadia Pharmaceuticals	15,600	124,800
†Affymetrix	600	6,546
†Align Technology	7,913	97,172
*†APP Pharmaceuticals	15,300	199,818
†Cepheid	4,700	91,979
*†Conceptus	3,000	54,060
@†ÕCougar Biotechnology	3,700	74,666
†Immucor	3,850	103,873
*†Isis Pharmaceuticals	7,200	84,816
†Martek Biosciences	2,300	81,098
*†Medarex	21,900	157,023
†Omrix Biopharmaceuticals	3,900	57,915
†Onyx Pharmaceuticals	2,900	101,964
†OSI Pharmaceuticals	3,700	128,205
†Regeneron Pharmaceuticals	5,900	115,758
†Savient Pharmaceuticals	3,900	85,176
†United Therapeutics	3,900	329,549
Vital Signs	1,400	73,262
†Wright Medical Group	9,500	265,240
		2,388,471
Technology – 23.57%
†Art Technology Group	27,600	98,808
†Atheros Communications	6,300	167,706
†Cavium Networks	8,500	174,675
†Data Domain	11,000	239,250
†F5 Networks	6,900	156,147
†Informatica	7,700	122,892
*†Microsemi	10,700	262,149
*†Nuance Communications	10,700	216,996
*†Omniture	9,800	223,636
†Riverbed Technology	5,300	72,451
†salesforce.com	2,600	173,498
*†Shutterfly	9,600	156,960
†Solera Holdings	7,800	201,318
†Synchronoss Technologies	3,400	70,958
†Taleo Class A	7,700	150,150
		2,487,594
Transportation – 1.48%
Hunt (J.B.) Transport Services	4,600	156,262
		156,262
Total Common Stock
(cost $8,775,526)		10,431,473

Total Value of Securities Before
Securities Lending Collateral – 98.84%
(cost $8,775,526)		10,431,473

	Number of
	Shares	Value
Securities Lending Collateral** – 20.95%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,210,930	$ 2,210,930
Total Securities Lending Collateral
(cost $2,210,930)		2,210,930

Total Value of Securities – 119.79%
(cost $10,986,456)		12,642,403
Obligation to Return Securities
Lending Collateral** – (20.95%)		(2,210,930)
Receivables and Other Assets
Net of Liabilities – 1.16%		122,330
Net Assets Applicable to 2,056,891
Shares Outstanding; Equivalent to $5.13
Per Share – 100.00%		$10,553,803

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$ 7,953,964
Accumulated net realized gain on investments		943,892
Net unrealized appreciation of investments		1,655,947
Total net assets		$10,553,803

†	Non-income producing security for the period ended April 30, 2008.

©	Includes $2,106,566 of securities loaned.

*	Fully or partially on loan.

**	See Note 12 in “Notes to financial statements.”

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted security was $74,666 or 0.71% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $74,666, which represented 0.71% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

See accompanying notes

(continues)      27

Statements of net assets

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 95.62%
Basic Industry/Capital Goods – 5.50%
Graco	7,800	$ 322,998
		322,998
Business Services – 10.60%
Corporate Executive Board	3,500	152,495
Expeditors International Washington	6,400	298,176
†Global Cash Access Holdings	27,900	172,422
		623,093
Consumer Durables – 4.01%
Gentex	12,600	235,368
		235,368
Consumer Non-Durables – 15.77%
*Fastenal	5,800	283,098
*†NetFlix	6,600	211,068
*†Peet’s Coffee & Tea	9,700	225,331
*Whole Foods Market	6,350	207,264
		926,761
Consumer Services – 16.62%
*Heartland Payment Systems	13,400	293,460
*IHOP	5,598	261,091
Jackson Hewitt Tax Service	8,600	128,226
Weight Watchers International	6,400	293,504
		976,281
Energy – 3.73%
†Core Laboratories	1,750	219,240
		219,240
Financials – 7.53%
†Affiliated Managers Group	2,100	208,614
optionsXpress Holdings	10,900	234,023
		442,637
Health Care – 5.80%
†Techne	4,700	340,844
		340,844
Technology – 20.19%
Blackbaud	11,400	267,786
†j2 Global Communications	14,100	301,740
†SBA Communications Class A	6,600	213,444
†Teradata	10,000	212,900
†VeriFone Holdings	17,000	190,230
		1,186,100
Transportation – 5.87%
C.H. Robinson Worldwide	5,500	344,740
		344,740
Total Common Stock
(cost $5,873,204)		5,618,062

	Principal
	Amount
Repurchase Agreements** – 4.47%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$202,621 (collateralized by U.S.
Government obligations, ranging
in par value $20,030-$127,770,
3.375%-5.125%, 6/15/09-6/30/11;
with total market value $206,727)	$ 202,610	$ 202,610
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$60,393 (collateralized by U.S.
Government obligations, par
value $60,390, 3.375% 9/15/09;
with market value $61,606)	60,390	60,390
Total Repurchase Agreements
(cost $263,000)		263,000
Total Value of Securities Before
Securities Lending Collateral – 100.09%
(cost $6,136,204)		5,881,062

	Number of
	Shares
Securities Lending Collateral*** – 17.63%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,035,939	1,035,939
Total Securities Lending Collateral
(cost $1,035,939)		1,035,939

Total Value of Securities – 117.72%
(cost $7,172,143)		6,917,001 ©
Obligation to Return Securities
Lending Collateral*** – (17.63%)		(1,035,939)
Liabilities Net of Receivables and
Other Assets – (0.09%)		(5,464)
Net Assets Applicable to 654,320
Shares Outstanding; Equivalent to $8.98
Per Share – 100.00%		$5,875,598

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization — no par)		$6,508,160
Undistributed net investment income		11,812
Accumulated net realized loss on investments		(389,232)
Net unrealized depreciation of investments		(255,142)
Total net assets		$5,875,598

†	Non-income producing security for the period ended April 30, 2008.

©	Includes $1,007,920 of securities loaned.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 97.19%
Basic Industry/Capital Goods – 18.02%
Allegheny Technologies	300	$ 20,649
†Ceradyne	700	27,272
Dynamic Materials	900	42,327
*†Energy Conversion Devices	500	16,295
†Flow International	4,700	47,141
Flowserve	300	37,227
*†Fuel Tech	1,600	41,120
Manitowoc	900	34,038
*†Middleby	700	43,925
†Quanta Services	1,400	37,156
Roper Industries	600	37,272
Woodward Governor	1,400	49,182
		433,604
Business Services – 3.97%
American Ecology	1,600	42,528
†Concur Technologies	1,600	53,024
		95,552
Consumer Durables – 1.45%
†LKQ	1,600	34,816
		34,816
Consumer Non-Durables – 11.49%
American Eagle Outfitters	1,500	27,555
*†Conn’s	600	10,578
Guess	1,200	45,936
†Gymboree	1,000	43,220
†J Crew Group	500	23,750
*†lululemon athletica	1,100	34,067
†Pacific Sunwear of California	1,700	22,797
†Urban Outfitters	2,000	68,500
		276,403
Consumer Services – 6.50%
Burger King Holdings	1,200	33,480
*†Chipotle Mexican Grill Class A	300	29,439
Host Hotels & Resorts	1,000	17,200
†Red Robin Gourmet Burgers	500	20,540
†Sonic	1,100	24,189
†Wynn Resorts	300	31,602
		156,450
Energy – 6.12%
†Cameron International	1,200	59,076
*†Geophysique-Veritas ADR	700	35,147
†Helix Energy Solutions Group	700	24,185
†Willbros Group	800	28,872
		147,280
Financials – 6.74%
†Affiliated Managers Group	300	29,802
Ashford Hospitality Trust	1,500	8,685
Comerica	400	13,892
*Home Bancshares	500	11,615
†IntercontinentalExchange	100	15,515
KKR Financial Holdings	900	11,430
Max Capital Group	1,100	25,751
*MCG Capital	1,400	10,724
*MVC Capital	1,600	24,896
PennantPark Investment	1,343	9,952
		162,262
Health Care – 16.19%
†Abraxis BioScience	500	29,640
*†ACADIA Pharmaceuticals	3,300	26,400
*†APP Pharmaceuticals	3,100	40,486
†Barr Pharmaceuticals	800	40,184
†ÕCougar Biotechnology Restricted PIPE	600	12,108
†DaVita	500	26,205
†Express Scripts	200	14,004
†Invitrogen	300	28,071
†Martek Biosciences	500	17,630
†Medarex	4,700	33,699
†Regeneron Pharmaceuticals	1,300	25,506
†Savient Pharmaceuticals	900	19,656
†United Therapeutics	900	76,050
		389,639
Technology – 24.02%
†Art Technology Group	9,600	34,368
†Atheros Communications	1,300	34,606
*†Cavium Networks	1,800	36,990
†Data Domain	2,500	54,375
†F5 Networks	1,600	36,208
†Informatica	1,800	28,728
†Microsemi	2,300	56,350
*†Nuance Communications	2,100	42,588
*†Omniture	2,100	47,922
†Riverbed Technology	1,200	16,404
†salesforce.com	500	33,365
†SBA Communications Class A	1,200	38,808
†Solera Holdings	1,800	46,458
†Syke Enterprises	2,500	41,550
†Taleo Class A	1,500	29,250
		577,970
Transportation – 2.69%
*Hunt (J.B.) Transport Services	1,000	33,970
†Old Dominion Freight Line	1,000	30,700
		64,670
Total Common Stock
(cost $2,067,104)		2,338,646

	Principal
	Amount
Repurchase Agreements** – 2.87%
BNP Paribas 1.95%, dated 4/30/08, to
be repurchased on 5/1/08, repurchase
price $53,163 (collateralized by U.S.
Government obligations, ranging
in par value $5,260-$33,520,
3.375%-5.125%, 6/15/09-6/30/11;
with total market value $54,236)	$53,160	53,160

(continues)      29

Statements of net assets

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

	Principal
	Amount	Value
Repurchase Agreements (continued)
UBS Warburg 1.93%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $15,841
(collateralized by U.S. Government
obligations, par value $15,840,
3.375% 9/15/09; with market
value $16,163)	$ 15,840	$ 15,840
Total Repurchase Agreements
(cost $69,000)		69,000

Total Value of Securities Before
Securities Lending Collateral – 100.06%
(cost $2,136,104)		2,407,646

	Number of
	Shares
Securities Lending Collateral*** – 18.73%
Investment Companies
Mellon GSL DBT II Collateral Fund	450,653	450,653
Total Securities Lending Collateral
(cost $450,653)		450,653

Total Value of Securities – 118.79%
(cost $2,586,757)		2,858,299 ©
Obligation to Return Securities
Lending Collateral*** – (18.73%)		(450,653)
Liabilities Net of Receivables and
Other Assets – (0.06%)		(1,383)
Net Assets Applicable to 255,362
Shares Outstanding; Equivalent to $9.42
Per Share – 100.00%		$2,406,263

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$2,180,614
Undistributed net investment income		2,205
Accumulated net realized loss on investments		(48,098)
Net unrealized appreciation of investments		271,542
Total net assets		$2,406,263

†	Non-income producing security for the period ended April 30, 2008.

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted security was $12,108 or 0.50% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

©	Includes $431,634 of securities loaned.

Summary of Abbreviations:

ADR — American Depositary Receipts
PIPE — Private Investment in Public Equity

See accompanying notes

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

April 30, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 94.11%
Diversified REITs – 6.33%
Vornado Realty Trust	6,200	$ 577,158
		577,158
Health Care REITs – 8.05%
HCP	5,600	199,920
*Health Care REIT	5,200	251,940
Ventas	5,800	281,648
		733,508
Hotel REITs – 5.98%
Hersha Hospitality Trust	12,700	120,904
Host Hotels & Resorts	24,634	423,705
		544,609
Industrial REITs – 6.24%
AMB Property	2,480	143,220
ProLogis	6,800	425,748
		568,968
Mall REITs – 15.60%
General Growth Properties	8,200	335,872
Macerich	4,100	299,833
*Simon Property Group	7,870	785,898
		1,421,603
Manufactured Housing REITs – 1.47%
Equity Lifestyle Properties	2,700	133,488
		133,488
Multifamily REITs – 14.56%
American Campus Communities	2,300	70,219
AvalonBay Communities	2,300	234,600
*BRE Properties	3,500	167,825
Equity Residential	8,000	332,160
Essex Property Trust	1,500	178,500
*Home Properties	2,800	147,196
Mid-America Apartment Communities	2,500	132,525
UDR	2,500	63,200
		1,326,225
Office REITs – 12.94%
*Alexandria Real Estate Equities	2,200	231,066
Boston Properties	4,200	422,058
Highwoods Properties	3,500	122,640
Mack-Cali Realty	4,200	163,884
SL Green Realty	2,580	239,424
		1,179,072
Office/Industrial REITs – 3.57%
Digital Realty Trust	3,700	143,375
Liberty Property Trust	5,200	182,156
		325,531
Real Estate Operating Companies – 1.05%
Macquarie Infrastructure	800	23,680
Marriott International Class A	2,100	72,030
		95,710
Self-Storage REITs – 4.28%
Public Storage	4,300	390,010
		390,010
Shopping Center REITs – 12.10%
Developers Diversified Realty	2,100	90,195
*Federal Realty Investment Trust	3,700	303,955
Kimco Realty	5,600	223,496
Kite Realty Group Trust	5,400	73,332
Ramco-Gershenson Properties	4,300	96,621
Regency Centers	4,400	314,908
		1,102,507
Specialty REITs – 1.94%
Entertainment Properties Trust	1,700	90,712
Plum Creek Timber	2,100	85,764
		176,476
Total Common Stock
(cost $8,479,235)		8,574,865

Total Value of Securities Before
Securities Lending
Collateral – 94.11% (cost $8,479,235)		8,574,865

Securities Lending Collateral** – 14.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,302,516	1,302,516
Total Securities Lending
Collateral (cost $1,302,516)		1,302,516

Total Value of Securities – 108.41%
(cost $9,781,751)		9,877,381	©
Obligation to Return Securities
Lending Collateral** – (14.30%)		(1,302,516)
Receivables and Other Assets
Net of Liabilities – 5.89%		536,278	z
Net Assets Applicable to 1,301,991
Shares Outstanding; Equivalent to $7.00
Per Share – 100.00%		$9,111,143

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$9,995,461
Undistributed net investment income		228,260
Accumulated net realized loss on investments		(1,208,208)
Net unrealized appreciation of investments		95,630
Total net assets		$9,111,143

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

©	Includes $1,271,050 of securities loaned.

z	Of this amount, $916,578 represents cash.

REIT - Real Estate Investment Fund

See accompanying notes

(continues)      31

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

April 30, 2008 (Unaudited)

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.58%
fFannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$ 16,294	$ 14,640
Fannie Mae Whole Loan
Series 2001-W2 AS5
6.473% 10/25/31	26,751	26,245
•Series 2002-W11 AV1
3.235% 11/25/32	2,963	2,758
Total Agency Asset-Backed Securities
(cost $45,808)		43,643

Agency Collateralized Mortgage Obligations – 3.27%
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	33,300	35,030
Freddie Mac Series 2326 ZQ
6.50% 6/15/31	78,062	82,108
GNMA
Series 2002-61 BA 4.648% 3/16/26	7,727	7,776
Series 2003-5 B 4.486% 10/16/25	50,000	50,235
•Series 2003-78 B 5.11% 10/16/27	40,000	40,470
•Vendee Mortgage Trust
Series 2000-1 1A 6.814% 1/15/30	30,486	30,136
Total Agency Collateralized Mortgage Obligations
(cost $241,777)		245,755

Agency Mortgage-Backed Securities – 2.28%
Fannie Mae
8.50% 9/20/10	1,871	1,991
9.00% 4/1/09	989	987
•Fannie Mae ARM
5.757% 8/1/34	39,698	40,128
6.443% 12/1/33	28,450	28,888
Fannie Mae FHAVA
11.00% 12/1/15	2,149	2,275
Fannie Mae Relocation 30 yr
5.00% 1/1/34	4,518	4,474
Fannie Mae S.F. 15 yr
8.00% 10/1/14	5,866	5,901
8.50% 2/1/10	4,040	4,178
Fannie Mae S.F. 30 yr
7.50% 12/1/10	744	755
7.50% 12/1/32	7,982	8,577
8.50% 5/1/11	1,183	1,214
8.50% 8/1/12	1,118	1,162
9.50% 4/1/18	1,546	1,719
•Freddie Mac ARM
5.678% 7/1/36	22,949	23,501
7.023% 4/1/34	11,137	11,207
7.173% 4/1/33	8,995	9,051
Freddie Mac Balloon 5 yr 4.00% 1/1/09	5,523	5,543
Freddie Mac Relocation 15 yr
3.50% 10/1/18	5,367	5,081
Freddie Mac S.F. 15 yr
8.50% 10/1/15	3,237	3,477
Freddie Mac S.F. 30 yr
9.25% 9/1/08	125	126
GNMA I S.F. 15 yr
6.00% 1/15/09	1,234	1,256
7.50% 4/15/13	3,725	3,739
8.50% 8/15/10	1,291	1,297
GNMA I S.F. 30 yr
7.50% 2/15/32	4,557	4,901
Total Agency Mortgage-Backed Securities
(cost $171,306)		171,428

Agency Obligations – 29.57%
Fannie Mae
3.25% 4/9/13	315,000	310,273
*3.625% 2/12/13	110,000	110,236
*5.00% 2/16/12	135,000	143,002
6.25% 2/1/11	65,000	69,354
Federal Home Loan Bank System
*3.75% 1/8/10	295,000	299,390
*4.375% 9/17/10	115,000	118,975
4.50% 10/9/09	20,000	20,456
5.25% 6/18/14	70,000	75,376
^Financing Corporation Interest Strip
CPN13 5.345% 12/27/13	40,000	32,666
Freddie Mac
*4.125% 7/12/10	260,000	267,224
4.125% 10/18/10	155,000	159,535
*4.75% 3/5/12	285,000	299,222
5.00% 2/16/17	140,000	147,554
5.75% 1/15/12	155,000	168,296
Total Agency Obligations
(cost $2,185,894)		2,221,559

Commercial Mortgage-Backed Securities – 3.05%
Bank of America Commercial Mortgage
Securities Series 2005-1 A3
4.877% 11/10/42	26,245	26,248
•#Credit Suisse First Boston Mortgage
Securities Series 2001-SPGA A2
144A 6.515% 8/13/18	65,000	67,708
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39	20,000	19,683
•General Electric Capital Commercial
Mortgage Series 2005-C4 A2
5.305% 11/10/45	25,000	25,176
GMAC Commercial Mortgage Securities
Series 1998-C2 A2 6.42% 5/15/35	10,519	10,523
•#Goldman Sachs Mortgage Securities II
Series 2006-RR3 A1S 144A
5.76% 7/18/56	100,000	58,667

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
•#STRIPs III Series 2003-1A AFIX 144A
3.308% 3/24/18	$21,682	$ 21,357
Total Commercial Mortgage-Backed Securities
(cost $274,764)		229,362

Corporate Bonds – 36.08%
Banking – 3.39%
Bank of America
4.90% 5/1/13	15,000	15,049
5.65% 5/1/18	10,000	10,026
Bank of New York Mellon
4.50% 4/1/13	50,000	49,890
PNC Funding 5.625% 2/1/17	20,000	19,224
U.S. Bank North America
4.80% 4/15/15	15,000	14,746
6.375% 8/1/11	55,000	58,462
•USB Capital IX 6.189% 4/15/49	30,000	22,814
Wachovia 5.75% 6/15/17	35,000	34,884
Wells Fargo 4.375% 1/31/13	30,000	29,709
		254,804
Basic Industry – 1.87%
duPont (E.I.) deNemours 5.00% 1/15/13	7,000	7,150
Lubrizol 4.625% 10/1/09	25,000	24,950
Monsanto 5.125% 4/15/18	5,000	4,988
PPG Industries 5.75% 3/15/13	15,000	15,404
Praxair 5.20% 3/15/17	45,000	45,153
Rohm & Haas 5.60% 3/15/13	20,000	20,325
Weyerhaeuser 5.95% 11/1/08	22,000	22,245
		140,215
Brokerage – 2.21%
AMVESCAP 4.50% 12/15/09	32,000	31,809
Goldman Sachs Group
5.45% 11/1/12	20,000	20,245
6.15% 4/1/18	20,000	20,268
6.75% 10/1/37	7,000	6,881
JPMorgan Chase 5.75% 1/2/13	45,000	46,645
Lehman Brothers Holdings
5.625% 1/24/13	20,000	19,727
6.875% 5/2/18	10,000	10,246
Merrill Lynch 6.875% 4/25/18	10,000	10,100
		165,921
Capital Goods – 0.95%
General Electric 5.00% 2/1/13	25,000	25,530
Honeywell International 5.30% 3/1/18	20,000	20,405
Lockheed Martin 4.121% 3/14/13	15,000	14,752
Textron 6.50% 6/1/12	10,000	10,581
		71,268
Communications – 5.93%
AT&T Wireless 8.125% 5/1/12	51,000	56,670
British Telecommunications
8.625% 12/15/10	55,000	59,891
Cisco Systems 5.25% 2/22/11	75,000	77,556
Comcast 6.30% 11/15/17	23,000	23,942
France Telecom 7.75% 3/1/11	18,000	19,476
News America Holdings
7.375% 10/17/08	45,000	45,432
Telecom Italia Capital 4.00% 1/15/10	12,000	11,797
Time Warner Cable 5.40% 7/2/12	20,000	20,135
Verizon Communications
5.35% 2/15/11	55,000	56,544
5.55% 2/15/16	40,000	40,409
Viacom
•3.15% 6/16/09	7,000	6,905
5.75% 4/30/11	7,000	7,083
#Vivendi 144A 6.625% 4/4/18	20,000	19,558
		445,398
Consumer Cyclical – 2.15%
CVS Caremark
4.875% 9/15/14	32,000	31,572
5.75% 6/1/17	12,000	12,182
McDonald’s
5.35% 3/1/18	10,000	10,163
5.80% 10/15/17	55,000	57,666
VF 5.95% 11/1/17	10,000	9,989
Wal-Mart Stores 4.25% 4/15/13	40,000	40,207
		161,779
Consumer Non-Cyclical – 5.21%
Abbott Laboratories 5.60% 11/30/17	27,000	27,959
Amgen 5.85% 6/1/17	15,000	15,130
AstraZeneca 5.40% 9/15/12	27,000	28,076
#Covidien International Finance 144A
5.45% 10/15/12	25,000	25,230
Diageo Capital 5.20% 1/30/13	24,000	24,506
#Dr Pepper Snapple Group 144A
6.82% 5/1/18	20,000	20,785
Kellogg 5.125% 12/3/12	20,000	20,416
Kraft Foods
4.125% 11/12/09	17,000	16,938
6.125% 2/1/18	40,000	40,903
Kroger
4.95% 1/15/15	17,000	16,571
6.75% 4/15/12	15,000	15,968
Quest Diagnostic 5.45% 11/1/15	25,000	23,701
Safeway 6.50% 3/1/11	40,000	41,535
Schering-Plough 6.00% 9/15/17	10,000	10,116
Sysco 5.25% 2/12/18	15,000	15,098
UST 5.75% 3/1/18	15,000	15,015
Wyeth 5.50% 2/1/14	33,000	33,930
		391,877
Electric – 2.67%
Commonwealth Edison 6.15% 9/15/17	11,000	11,285
Duke Energy Carolinas 6.05% 4/15/38	5,000	5,065
Illinois Power 6.125% 11/15/17	8,000	7,852
Northern States Power 5.25% 3/1/18	15,000	15,095

(continues)      33

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Pacific Gas & Electric
4.20% 3/1/11	$ 57,000	$ 56,676
5.625% 11/30/17	5,000	5,099
PECO Energy 5.35% 3/1/18	10,000	10,017
#Power Contract Financing 144A
6.256% 2/1/10	11,225	11,437
PSEG Power 5.50% 12/1/15	34,000	33,308
Public Service Electric & Gas
5.30% 5/1/18	10,000	10,003
Virginia Electric & Power 5.40% 4/30/18	25,000	24,798
#West Penn Power 144A
5.95% 12/15/17	10,000	10,230
		200,865
Energy – 2.20%
Canadian Natural Resources
4.90% 12/1/14	10,000	9,717
6.70% 7/15/11	5,000	5,263
CenterPoint Energy Resource
6.125% 11/1/17	23,000	23,196
#Enbridge Energy 144A 6.50% 4/15/18	20,000	20,282
EnCana Holdings Finance 5.80% 5/1/14	10,000	10,307
#Plains All American Pipeline 144A
6.50% 5/1/18	5,000	5,116
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	90,000	86,293
XTO Energy 5.30% 6/30/15	5,000	5,016
		165,190
Finance Companies – 1.72%
#Capmark Financial Group 144A
6.30% 5/10/17	18,000	13,117
General Electric Capital 5.625% 5/1/18	5,000	5,061
International Lease Finance
5.35% 3/1/12	12,000	11,815
5.875% 5/1/13	33,000	32,901
6.375% 3/25/13	15,000	15,219
John Deere Capital 5.35% 4/3/18	20,000	20,060
Washington Mutual
*5.25% 9/15/17	12,000	10,218
5.50% 8/24/11	12,000	10,994
•#Xstrata Finance 144A 3.42% 11/13/09	10,000	9,738
		129,123
Insurance – 3.10%
Berkshire Hathaway Finance
4.625% 10/15/13	55,000	55,936
4.85% 1/15/15	10,000	10,090
#Genworth Life Institutional Funding
Trust 144A 5.875% 5/3/13	15,000	15,103
ReliaStar Financial 6.50% 11/15/08	77,000	78,091
UnitedHealth Group 5.50% 11/15/12	20,000	19,948
Unitrin 6.00% 5/15/17	17,000	15,633
WellPoint
5.00% 1/15/11	27,000	26,797
5.00% 12/15/14	12,000	11,391
		232,989
Natural Gas – 2.22%
Enterprise Products Operating
5.60% 10/15/14	17,000	16,848
6.50% 1/31/19	12,000	12,398
Kinder Morgan Energy Partners
5.125% 11/15/14	28,000	27,217
Southern Union 6.15% 8/16/08	110,000	110,253
		166,716
Real Estate – 0.39%
iStar Financial
5.15% 3/1/12	6,000	5,224
5.875% 3/15/16	14,000	11,778
Regency Centers 5.875% 6/15/17	14,000	12,568
		29,570
Technology – 1.44%
Hewlett-Packard 5.50% 3/1/18	10,000	10,224
Oracle
4.95% 4/15/13	35,000	35,652
5.75% 4/15/18	5,000	5,100
6.50% 4/15/38	25,000	25,926
Xerox
5.50% 5/15/12	6,000	6,007
6.35% 5/15/18	25,000	25,172
		108,081
Transportation – 0.63%
Burlington North Santa Fe
5.75% 3/15/18	25,000	25,402
5.90% 7/1/12	16,000	16,585
#Norfolk Southern 144A
5.75% 4/1/18	5,000	5,080
		47,067
Total Corporate Bonds
(cost $2,703,803)		2,710,863

Foreign Agencies – 1.12%
Germany – 0.92%
KFW
3.25% 2/15/11	30,000	30,127
3.25% 3/15/13	25,000	24,574
Rentenbank 3.25% 3/15/13	15,000	14,731
		69,432
Republic of Korea – 0.20%
Korea Development Bank 5.30% 1/17/13	15,000	15,051
		15,051
Total Foreign Agencies
(cost $84,908)		84,483

Municipal Bonds – 0.75%
West Virginia Tobacco Settlement
Finance Authority Series A
7.467% 6/1/47	60,000	56,433
Total Municipal Bonds
(cost $60,000)		56,433

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Non-Agency Asset-Backed Securities – 3.29%
Caterpillar Financial Asset Trust Series
2008-A A3 4.94% 4/25/14	$ 10,000	$ 9,978
Chase Manhattan Auto Owner Trust
Series 2006-B A3 5.13% 5/15/11	89,654	90,441
CNH Equipment Trust Series 2008-A3
4.12% 5/15/12	5,000	4,945
@Countrywide Asset-Backed Certificates
Series 2006-S5 A3 5.762% 6/25/35	75,000	40,664
Mid-State Trust
Series 11 A1 4.864% 7/15/38	30,632	29,356
#Series 2006-1 A 144A 5.787% 10/15/40	32,117	30,935
@Renaissance Home Equity Loan Trust
Series 2007-2 AF2 5.675% 6/25/37	30,000	28,065
#Silverleaf Finance Series 2005-A A 144A
4.857% 11/15/16	12,510	12,103
Structured Asset Securities
Series 2004-16XS A2 4.91% 8/25/34	1,065	1,063
Total Non-Agency Asset-Backed Securities
(cost $284,299)		247,550

Non-Agency Collateralized Mortgage Obligations – 3.52%
Deutsche Alternative Securities
Loan Trust Series 2003-4XS A6A
4.82% 10/25/33	110,800	106,809
•JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.673% 4/25/36	100,000	81,254
@Series 2007-A1 B1 4.815% 7/25/35	98,984	76,440
Total Non-Agency Collateralized Mortgage
Obligations (cost $303,564)		264,503

Sovereign Agency – 0.13%
Canada – 0.13%
Export Development Canada
2.625% 3/15/11	10,000	9,922
Total Sovereign Agency
(cost $9,959)		9,922

Supranational Banks – 0.53%
European Investment Bank
*2.875% 3/15/13	25,000	24,345
3.25% 2/15/11	15,000	15,111
Total Supranational Banks
(cost $39,910)		39,456

U.S. Treasury Obligations – 12.23%
*U.S. Treasury Bonds 5.00% 5/15/37	15,000	16,261
¥U.S. Treasury Inflation Index Notes
3.875% 1/15/09	471,102	486,708
U.S. Treasury Notes
2.125% 4/30/10	140,000	139,639
3.125% 4/30/13	270,000	271,139
3.50% 2/15/18	5,000	4,895
Total U.S. Treasury Obligations
(cost $918,096)		918,642

	Number of
	Shares
Preferred Stock – 0.47%
Citigroup 8.40%	15,000	$ 15,200
JPMorgan Chase 7.90%	20,000	20,440
Total Preferred Stock
(cost $35,000)		35,640

	Principal
	Amount (U.S. $)
Repurchase Agreements** – 2.44%
BNP Paribas 1.95%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $141,008
(collateralized by U.S. Government
obligations, ranging in par value
$14,000-$89,000, 3.375%-5.125%,
6/15/09-6/30/11; with total market
value $143,845)	$141,000	141,000
UBS Warburg 1.93%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $42,002
(collateralized by U.S. Government
obligations, par value $42,000,
3.375% 9/15/09;
with market value $42,866)	42,000	42,000
Total Repurchase Agreements
(cost $183,000)		183,000
Total Value of Securities Before
Securities Lending
Collateral – 99.31% (cost $7,542,088)		7,462,239

	Number of
	Shares
Securities Lending Collateral*** – 14.06%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,056,678	1,056,678
Total Securities Lending
Collateral (cost $1,056,678)		1,056,678
Total Value of Securities – 113.37%
(cost $8,598,766)		8,518,917 ©
Obligation to Return Securities
Lending Collateral** – (14.06%)		(1,056,678)
Receivables and Other Assets
Net of Liabilities — 0.69%		51,800
Net Assets Applicable to 757,030
Shares Outstanding; Equivalent to $9.93
Per Share – 100.00%		$7,514,039

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$8,128,321
Undistributed net investment income		1,451
Accumulated net realized loss on investments		(535,755)
Net unrealized depreciation of investments		(79,978)
Total net assets		$7,514,039

(continues)      35

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

•	Variable rate security. The rate shown is the rate as of April 30, 2008.

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2008.

*	Fully or partially on loan.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $432,739, which represented 5.76% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $145,169, which represented 1.93% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.

**	See Note 13 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

©	Includes $1,292,635 of securities loaned.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
CPN — Coupon
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
S.F. — Single Family
yr — Year

The following financial futures contracts and swap contracts were outstanding at April 30, 2008:

Financial Futures Contracts[1]
Contracts	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Depreciation
6 U.S. Treasury
5 yr Notes	$673,492	$ 671,906	6/30/08	$(1,586)

Swap Contracts[2]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food
10 yr CDS	$40,000	0.77%	12/20/17	$425
JPMorgan Chase
Embarq 7 yr CDS	20,000	0.77%	9/20/14	1,396
Lehman Brothers
Home Depot
5 yr CDS	20,500	0.50%	9/20/12	557
Target 5 yr CDS	25,000	0.57%	12/20/12	149
Washington Mutual
4 yr CDS	500	0.85%	9/20/11	42
10 yr CDS	25,000	3.15%	12/20/17	(1,535)
	$131,000			$1,034

The use of financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 9 in “Notes to financial statements.”
2See Note 11 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

April 30, 2008 (Unaudited)

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.08%
Fannie Mae Grantor Trust Series
2003-T4 2A5 4.907% 9/26/33	$ 28,515	$25,620
Total Agency Asset-Backed Securities
(cost $28,238)		25,620

Agency Collateralized Mortgage Obligations – 4.12%
Fannie Mae
Series 2002-90 A1
6.50% 6/25/42	3,070	3,233
Series 2005-110 MB
5.50% 9/25/35	138,815	141,639
Series 2005-67 EY
5.50% 8/25/25	45,000	44,510
•Series 2006-M2 A2F
5.259% 5/25/20	230,000	223,719
•Fannie Mae Grantor Trust Series
2001-T5 A2 6.999% 2/19/30	102,333	108,631
Freddie Mac
Series 2890 PC 5.00% 7/15/30	115,000	115,367
Series 3063 PC 5.00% 2/15/29	145,000	146,977
Series 3113 QA 5.00% 11/15/25	160,527	162,854
Series 3123 HT 5.00% 3/15/26	95,000	92,516
Series 3337 PB 5.50% 7/15/30	115,000	117,403
Series 3416 GK 4.00% 7/15/22	77,788	76,289
wFreddie Mac Structured Pass
Through Securities Series
T-54 2A 6.50% 2/25/43	4,039	4,167
GNMA
Series 2002-28 B 5.779% 7/16/24	23,667	24,055
Series 2002-61 BA 4.648% 3/16/26	2,576	2,592
•Series 2003-78 B 5.11% 10/16/27	85,000	86,000
Total Agency Collateralized Mortgage
Obligations (cost $1,331,846)		1,349,952

Agency Mortgage-Backed Securities – 27.37%
Fannie Mae 6.205% 5/1/09	3,756	3,754
•Fannie Mae ARM
5.124% 11/1/35	51,453	52,325
5.287% 3/1/38	124,648	126,532
Fannie Mae Relocation 30 yr
5.00% 2/1/36	184,777	182,671
Fannie Mae S.F. 15 yr
4.50% 8/1/19	12,956	12,869
5.00% 10/1/18	18,273	18,464
5.00% 2/1/19	27,740	27,996
5.00% 1/1/20	16,914	17,044
5.00% 6/1/20	2,902	2,925
5.00% 2/1/21	8,586	8,641
5.00% 5/1/21	206,460	208,368
5.50% 4/1/21	15,078	15,372
7.00% 11/1/14	3,590	3,765
Fannie Mae S.F. 15 yr TBA
4.50% 5/1/23	350,000	345,516
5.00% 5/1/23	330,000	331,650
5.50% 5/1/23	360,000	366,525
6.00% 5/1/23	445,000	458,281
Fannie Mae S.F. 30 yr
5.00% 3/1/34	52,519	51,767
5.00% 5/1/34	17,827	17,560
5.00% 1/1/35	27,178	26,772
5.00% 5/1/35	130,735	128,657
5.00% 3/1/36	107,652	105,874
5.00% 4/1/36	83,003	81,632
5.50% 2/1/35	105,410	106,286
5.50% 5/1/35	96,348	97,042
5.50% 12/1/35	172,181	173,423
5.50% 3/1/36	97,714	98,373
5.50% 4/1/36	252,366	254,068
5.50% 5/1/36	87,436	88,026
5.50% 9/1/36	98,400	99,217
5.50% 8/1/37	386,877	389,404
6.00% 9/1/34	2,705	2,774
6.00% 11/1/34	16,320	16,739
6.00% 10/1/35	28,100	28,773
6.00% 4/1/36	112,067	114,699
6.00% 12/1/36	444,410	454,845
6.50% 6/1/29	13,820	14,442
6.50% 1/1/34	12,805	13,314
6.50% 4/1/36	44,234	45,825
*6.50% 9/1/36	472,624	489,630
6.50% 10/1/36	82,072	85,025
6.50% 3/1/37	71,874	74,460
6.50% 7/1/37	153,940	159,454
6.50% 8/1/37	122,333	126,708
6.50% 11/1/37	279,190	289,176
6.50% 12/1/37	89,684	92,892
6.50% 6/1/66	82,600	85,572
7.00% 12/1/34	5,521	5,842
7.00% 12/1/35	4,385	4,625
7.00% 12/1/37	202,175	212,759
7.50% 6/1/31	4,776	5,147
7.50% 4/1/32	2,958	3,179
7.50% 5/1/33	7,784	8,353
7.50% 6/1/34	6,204	6,648
Fannie Mae S.F. 30 yr TBA
5.50% 5/1/38	845,000	849,490
•Freddie Mac ARM
5.514% 8/1/36	99,376	101,763
5.677% 7/1/36	91,798	94,005
5.821% 10/1/36	131,111	134,324
6.937% 4/1/34	5,896	5,933

(continues)     37

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 3/1/34	$45,586	$44,925
5.00% 2/1/36	23,019	22,664
5.50% 11/1/33	40,349	40,748
6.00% 6/1/37	238,702	244,487
7.00% 11/1/33	3,708	3,939
Freddie Mac S.F. 30 yr TBA
5.00% 5/1/38	610,000	599,325
GNMA S.F. 30 yr 7.50% 1/15/32	7,409	7,968
GNMA S.F. 30 yr TBA
5.50% 5/1/38	285,000	288,651
6.00% 5/1/38	285,000	292,749
Total Agency Mortgage-Backed Securities
(cost $8,896,010)		8,972,651

Agency Obligations – 14.77%
Fannie Mae
2.50% 4/9/10	1,990,000	1,980,180
*3.375% 12/15/08	140,000	140,826
*4.75% 11/19/12	515,000	541,617
*4.875% 5/18/12	120,000	126,571
^5.689% 10/9/19	210,000	121,066
6.25% 2/1/11	55,000	58,684
Federal Home Loan Bank System
5.125% 8/14/13	1,135,000	1,214,433
^Financing Corporation Interest Strip
CPN13 5.345% 12/27/13	170,000	138,832
Freddie Mac
*4.125% 10/18/10	85,000	87,487
*5.50% 8/23/17	315,000	344,501
Tennessee Valley Authority
4.875% 1/15/48	90,000	87,365
Total Agency Obligations
(cost $4,799,881)		4,841,562

Commercial Mortgage-Backed Securities – 5.19%
•Bank of America Commercial
Mortgage Securities Series
2005-6 AM 5.180% 9/10/47	50,000	48,044
•Bear Stearns Commercial
Mortgage Securities
Series 2006-PW12A4
5.726% 9/11/38	40,000	40,274
Series 2007-PW16 A4
5.902% 6/11/40	75,000	74,502
Series 2007-T28 A4
5.742% 9/11/42	110,000	108,644
w•#Commercial Mortgage Pass Through
Certificates Series 2001-J1A A2
144A 6.457% 2/14/34	22,590	23,292
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39	30,000	29,525
#Crown Castle Towers 144A
•Series 2005-1A AFL
3.096% 6/15/35	110,000	105,525
Series 2005-1A C
5.074% 6/15/35	25,000	23,812
Series 2006-1A B
5.362% 11/15/36	55,000	52,194
•DLJ Commercial Mortgage Series
1999-CG3 A3 7.73% 10/10/32	40,000	41,543
First Union National Bank-Bank of
America Commercial Mortgage
Trust Series 2001-C1 C
6.403% 3/15/33	30,000	31,000
First Union-Lehman Brothers-Bank
of America Series 1998-C2 A2
6.56% 11/18/35	1,175	1,173
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35	95,000	98,261
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3
4.602% 8/10/38	55,000	54,949
Series 2005-GG4 A4
4.761% 7/10/39	50,000	48,351
•@#Series 2006-RR3 A1S 144A
5.760% 7/18/56	125,000	73,334
Greenwich Capital Commercial
Funding Series 2007-GG9 A4
5.444% 3/10/39	25,000	24,312
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3
5.376% 7/12/37	75,000	76,478
•@#Series 2006-RR1A A1 144A
5.612% 10/18/52	60,000	43,402
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2001-C2 A1
6.27% 6/15/20	8,173	8,270
Series 2002-C1 A4
6.462% 3/15/31	45,000	46,871
•Merrill Lynch Mortgage Trust Series
2006-C1 ASB 5.658% 5/12/39	100,000	99,431
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5 A1
4.275% 8/12/48	219,395	215,793
•Morgan Stanley Capital I Series
2007-T27 A4 5.803% 6/11/42	120,000	118,810
#SBA Commercial Mortgage
Securities Trust Series 2006-1A B
144A 5.451% 11/15/36	70,000	65,772

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
#Tower Series 2006-1 C 144A
5.707% 2/15/36	$30,000	$28,581
Wachovia Bank Commercial
Mortgage Trust Series 2006-C28
A2 5.50% 10/15/48	120,000	119,899
Total Commercial Mortgage-Backed
Securities (cost $1,788,000)		1,702,042

Corporate Bonds – 20.82%
Banking – 2.49%
Bank of America
4.90% 5/1/13	75,000	75,246
5.65% 5/1/18	50,000	50,132
Bank of New York Mellon
4.50% 4/1/13	140,000	139,692
JPMorgan Chase 5.75% 1/2/13	77,000	79,815
JPMorgan Chase Capital XXV
6.80% 10/1/37	101,000	96,010
#Northern Rock 144A
5.625% 6/22/17	100,000	100,009
PNC Funding 5.625% 2/1/17	80,000	76,897
•@ÕPopular North America
3.128% 4/6/09	58,000	56,442
U.S. Bank 4.80% 4/15/15	40,000	39,324
Wachovia Bank 6.60% 1/15/38	20,000	19,401
Wells Fargo 4.375% 1/31/13	85,000	84,174
		817,142
Basic Industry – 0.68%
duPont (E.I.) deNemours
5.00% 1/15/13	19,000	19,408
Lubrizol 4.625% 10/1/09	102,000	101,791
Monsanto
5.125% 4/15/18	25,000	24,941
5.875% 4/15/38	25,000	24,756
Rohm & Haas 5.60% 3/15/13	50,000	50,814
		221,710
Brokerage – 1.27%
AMVESCAP 4.50% 12/15/09	85,000	84,494
Goldman Sachs Group
6.15% 4/1/18	90,000	91,207
6.75% 10/1/37	24,000	23,592
Jefferies Group 6.45% 6/8/27	68,000	54,696
Lehman Brothers Holdings
5.625% 1/24/13	55,000	54,249
6.875% 5/2/18	30,000	30,737
6.875% 7/17/37	30,000	27,896
Merrill Lynch 6.875% 4/25/18	50,000	50,498
		417,369
Capital Goods – 0.39%
Honeywell International
5.30% 3/1/18	50,000	51,012
Lockheed Martin 4.121% 3/14/13	45,000	44,256
Textron 6.50% 6/1/12	30,000	31,743
		127,011
Communications – 2.57%
AT&T Wireless 8.125% 5/1/12	143,000	158,898
Comcast
•3.01% 7/14/09	38,000	37,330
6.30% 11/15/17	57,000	59,333
France Telecom 7.75% 3/1/11	41,000	44,361
Telecom Italia Capital 4.00% 1/15/10	116,000	114,041
Telefonica Emisiones
5.984% 6/20/11	75,000	76,638
Time Warner Cable 5.40% 7/2/12	53,000	53,358
Verizon Communications
5.55% 2/15/16	105,000	106,073
Viacom
•3.15% 6/16/09	90,000	88,775
5.75% 4/30/11	34,000	34,403
#Vivendi 144A 6.625% 4/4/18	70,000	68,452
		841,662
Consumer Cyclical – 1.00%
CVS Caremark
4.875% 9/15/14	63,000	62,158
5.75% 6/1/17	67,000	68,013
•DaimlerChrysler North America
3.769% 10/31/08	15,000	14,961
McDonald’s
5.35% 3/1/18	25,000	25,409
5.80% 10/15/17	50,000	52,424
VF 5.95% 11/1/17	35,000	34,962
Wal-Mart Stores 6.20% 4/15/38	68,000	69,447
		327,374
Consumer Non-Cyclical – 3.28%
Abbott Laboratories 5.60% 11/30/17	55,000	56,954
Amgen 5.85% 6/1/17	65,000	65,565
AstraZeneca 5.90% 9/15/17	75,000	79,554
#Covidien International Finance 144A
6.00% 10/15/17	29,000	29,700
6.55% 10/15/37	45,000	46,154
Delhaize America 9.00% 4/15/31	45,000	55,835
Diageo Capital
5.20% 1/30/13	4,000	4,084
5.75% 10/23/17	50,000	51,081
#Dr Pepper Snapple Group 144A
6.82% 5/1/18	85,000	88,334
Kellogg 5.125% 12/3/12	45,000	45,936
Kraft Foods 6.125% 2/1/18	110,000	112,484
Kroger
4.95% 1/15/15	18,000	17,546
6.75% 4/15/12	40,000	42,581
6.90% 4/15/38	25,000	26,671
Quest Diagnostics 5.45% 11/1/15	70,000	66,363
Schering-Plough 6.00% 9/15/17	35,000	35,406
Sysco 5.25% 2/12/18	40,000	40,261
UST 5.75% 3/1/18	40,000	40,041
Wyeth 5.50% 2/1/14	167,000	171,707
		1,076,257

(continues)     39

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Electric – 1.39%
Commonwealth Edison
6.15% 9/15/17	$34,000	$34,882
Duke Energy Carolinas
6.00% 1/15/38	20,000	20,120
6.05% 4/15/38	15,000	15,195
Illinois Power 6.125% 11/15/17	35,000	34,355
Northern States Power
5.25% 3/1/18	35,000	35,222
Pacific Gas & Electric
5.625% 11/30/17	30,000	30,597
PECO Energy 5.35% 3/1/18	25,000	25,043
Potomac Electric Power
6.50% 11/15/37	25,000	25,309
#Power Contract Financing 144A
6.256% 2/1/10	26,941	27,449
PSEG Power 5.50% 12/1/15	60,000	58,777
Public Service Electric & Gas
5.30% 5/1/18	40,000	40,012
Virginia Electric & Power
5.40% 4/30/18	90,000	89,273
#West Penn Power 144A
5.95% 12/15/17	20,000	20,460
		456,694
Energy – 1.84%
Apache 5.25% 4/15/13	60,000	61,639
Canadian National Resources
4.90% 12/1/14	30,000	29,152
6.70% 7/15/11	20,000	21,054
#Enbridge Energy 144A
6.50% 4/15/18	45,000	45,635
EnCana Holdings Finance
5.80% 5/1/14	45,000	46,383
Energy Transfer Partners
7.50% 7/1/38	35,000	37,582
Enterprise Products Operating
5.60% 10/15/14	52,000	51,535
6.50% 1/31/19	52,000	53,727
#Lukoil International Finance 144A
6.356% 6/7/17	100,000	92,750
#Plains All American Pipeline 144A
6.50% 5/1/18	30,000	30,695
Suncor Energy 6.50% 6/15/38	21,000	20,982
Weatherford International
7.00% 3/15/38	35,000	37,803
XTO Energy
5.00% 1/31/15	60,000	58,751
5.30% 6/30/15	15,000	15,047
		602,735
Finance Companies – 1.47%
#Capmark Financial Group 144A
6.30% 5/10/17	44,000	32,063
General Electric Capital
5.625% 9/15/17	38,000	38,787
5.625% 5/1/18	30,000	30,364
5.875% 1/14/38	50,000	47,834
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	100,000	88,904
International Lease Finance
5.35% 3/1/12	74,000	72,859
5.875% 5/1/13	34,000	33,897
John Deere Capital 5.35% 4/3/18	50,000	50,151
Washington Mutual
*5.25% 9/15/17	34,000	28,951
5.50% 8/24/11	64,000	58,635
		482,445
Insurance – 1.98%
American International Group
5.85% 1/16/18	55,000	55,058
Berkshire Hathaway Finance
4.625% 10/15/13	130,000	132,211
4.85% 1/15/15	44,000	44,398
#Genworth Life Institutional Funding
Trust 144A 5.875% 5/3/13	45,000	45,309
MetLife 6.40% 12/15/36	60,000	54,168
@ÕMontpelier Re Holdings
6.125% 8/15/13	19,000	18,753
UnitedHealth Group
5.50% 11/15/12	85,000	84,780
6.875% 2/15/38	40,000	39,151
Unitrin 6.00% 5/15/17	68,000	62,533
WellPoint
5.00% 1/15/11	60,000	59,549
5.00% 12/15/14	56,000	53,160
		649,070
Natural Gas – 0.87%
Kinder Morgan Energy Partners
5.125% 11/15/14	41,000	39,853
Southern Union 6.15% 8/16/08	179,000	179,412
Valero Energy
6.125% 6/15/17	35,000	35,368
6.625% 6/15/37	30,000	29,317
		283,950
Real Estate – 0.44%
iStar Financial
5.15% 3/1/12	34,000	29,605
5.875% 3/15/16	68,000	57,206
Regency Centers 5.875% 6/15/17	64,000	57,455
		144,266

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Technology – 0.71%
Hewlett-Packard 5.50% 3/1/18	$35,000	$35,784
Oracle
5.75% 4/15/18	30,000	30,601
6.50% 4/15/38	65,000	67,408
Xerox
5.50% 5/15/12	68,000	68,084
6.35% 5/15/18	30,000	30,207
		232,084
Transportation – 0.44%
Burlington North Santa Fe
5.65% 5/1/17	42,000	42,338
5.75% 3/15/18	70,000	71,126
#Norfolk Southern 144A
5.75% 4/1/18	30,000	30,482
		143,946
Total Corporate Bonds (cost $6,825,957)		6,823,715

Foreign Agencies – 1.06%
Germany – 0.88%
KFW
*3.25% 2/15/11	120,000	120,508
3.25% 3/15/13	105,000	103,210
Rentenbank 3.25% 3/15/13	65,000	63,835
		287,553
Republic of Korea – 0.18%
Korea Development Bank
5.30% 1/17/13	60,000	60,205
		60,205
Total Foreign Agencies (cost $349,569)		347,758

Municipal Bonds – 1.70%
Augusta, Georgia Water & Sewer
Revenue 5.25% 10/1/39 (FSA)	30,000	30,961
§California State 5.00% 2/1/33-14	5,000	5,495
California State University
Systemwide Revenue
5.00% 11/1/30 (AMBAC)	15,000	15,230
Massachusetts Health & Education
Facilities Authority Revenue
(Harvard University) Series A
5.00% 7/15/36	65,000	66,696
New Jersey Economic Development
Authority Revenue Cigarette Tax
5.75% 6/15/29	5,000	4,904
New York State Urban Development
Series A-1 5.25% 3/15/34 (FGIC)	25,000	25,938
New York Tobacco Settlement Finance
Authority Series B 5.00% 6/1/10	110,000	113,676
Oregon State Taxable Pension
5.892% 6/1/27	30,000	30,943
Portland, Oregon Sewer System
Revenue Refunding
5.00% 6/15/18	80,000	87,524
West Virginia Economic
Development Authority
5.37% 7/1/20 (MBIA)	30,000	30,235
West Virginia Tobacco Settlement
Finance Authority Series A
7.467% 6/1/47	155,000	145,785
Total Municipal Bonds (cost $567,504)		557,387

Non-Agency Asset-Backed Securities – 13.04%
•Bank of America Credit Card Trust
Series 2006-A10 A10
2.696% 2/15/12	735,000	726,672
Series 2008-A5 A5
4.095% 12/16/13	250,000	250,000
Capital One Multi-Asset Execution
Trust Series 2007-A7 A7
5.75% 7/15/20	100,000	98,545
Caterpillar Financial Asset Trust
Series 2007-A A3A
5.34% 6/25/12	30,000	30,097
Series 2008-A A3
4.94% 4/25/14	40,000	39,911
•Citibank Credit Card Issuance Trust
Series 2007-A6 A6
2.70% 7/12/12	2,000,000	1,955,745
CNH Equipment Trust
Series 2007-B A3A
5.40% 10/17/11	50,000	50,208
Series 2008-A3 4.12% 5/15/12	25,000	24,726
Discover Card Master Trust Series
2007-A1 A1 5.65% 3/16/20	155,000	149,827
#Dunkin Securitization Series 2006-1
A2 144A 5.779% 6/20/31	135,000	121,580
Hyundai Auto Receivables Trust
Series 2007-A A3A
5.04% 1/17/12	30,000	30,094
John Deere Owner Trust Series
2008-A A3 4.40% 4/15/11	50,000	49,996
•@#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35	18,575	16,346
•@ÕMerrill Lynch Mortgage Investors
Series 2006-AR1 A2C
3.055% 3/25/37	95,000	73,717
Mid-State Trust
Series 11 A1 4.864% 7/15/38	13,923	13,343
Series 2004-1 A 6.005% 8/15/37	11,497	11,428
Series 2005-1 A 5.745% 1/15/40	17,235	15,931
#Series 2006-1 A 144A
5.787% 10/15/40	80,293	77,337
@ÕRenaissance Home Equity Loan Trust
Series 2006-1 AF3
5.608% 5/25/36	80,000	77,585
Series 2007-2 AF2
5.675% 6/25/37	75,000	70,163

(continues)     41

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
•Residential Asset Securities Series
2003-KS9 AI6 4.71% 11/25/33	$90,962	$78,951
RSB Bondco Series 2007-A A2
5.72% 4/1/18	115,000	116,356
@#Sierra Receivables Funding Series
2003-2A A1 144A
3.03% 12/15/15	42,368	40,700
Structured Asset Securities
@ÕSeries 2001-SB1 A2
3.375% 8/25/31	21,063	17,549
Series 2004-16XS A2
4.91% 8/25/34	799	797
Triad Auto Receivables Owner
Trust Series 2006-C A4
5.31% 5/13/13	115,000	107,843
World Omni Auto Receivables Trust
Series 2008-A A3A
3.94% 1/15/11	30,000	29,635
Total Non-Agency Asset Backed Securities
(cost $4,402,217)		4,275,082

Non-Agency Collateralized Mortgage Obligations – 10.14%
Bank of America Alternative
Loan Trust
Series 2004-11 1CB1
6.00% 12/25/34	31,191	29,378
Series 2005-3 2A1
5.50% 2/25/20	170,345	168,748
Bank of America Mortgage
Securities Series 2004-L 4A1
5.151% 1/25/35	68,105	61,402
•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB
5.613% 4/25/37	180,489	142,404
Series 2007-AR8 1A3A
6.052% 8/25/37	165,316	151,578
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2
4.673% 8/25/34	7,620	7,498
Series 2004-J8 1A1
7.00% 9/25/34	56,006	47,657
Series 2005-57CB 4A3
5.50% 12/25/35	42,848	40,469
Series 2006-2CB A3
5.50% 3/25/36	72,867	69,085
wCountrywide Home Loan Mortgage
Pass Through Trust
•@ÕSeries 2004-12 1M
5.059% 8/25/34	101,895	59,885
Series 2005-23 A1
5.50% 11/25/35	157,546	155,971
#Series 2005-R2 2A4 144A
8.50% 6/25/35	116,075	117,929
•First Horizon Asset Securities
Series 2007-AR3 2A2
6.309% 11/25/37	287,455	270,043
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.182% 5/25/35	321,086	288,947
#GSMPS Mortgage Loan Trust Series
2006-RP1 1A2 144A
7.50% 1/25/36	119,875	126,691
•JP Morgan Mortgage Trust
Series 2005-A4 1A1
5.40% 7/25/35	178,336	165,287
Series 2005-A8 1A1
5.405% 11/25/35	290,676	275,909
Lehman Mortgage Trust Series
2005-2 2A3 5.50% 12/25/35	52,746	50,670
•@ÕMASTR Adjustable Rate Mortgages
Trust Series 2005-1 B1
5.987% 3/25/35	152,879	121,764
@ÕResidential Accredit Loans Series
2005-QR1 A 6.00% 10/25/34	153,975	141,945
Structured Asset Securities
Series 2004-5H A2
4.43% 12/25/33	4,249	4,242
•@ÕSeries 2005-6 B2
5.344% 5/25/35	95,953	64,665
•w@ÕWashington Mutual Mortgage Pass
Through Certificates
Series 2006-AR8 1A5
5.883% 8/25/46	55,153	51,130
Series 2006-AR8 2A3
6.131% 8/25/36	16,806	15,199
Wells Fargo Mortgage
Backed-Securities Trust
•Series 2005-AR16 6A4
5.00% 10/25/35	198,666	185,666
Series 2006-2 3A1
5.75% 3/25/36	172,284	167,030
Series 2006-4 1A8
5.75% 4/25/36	92,119	90,042
•Series 2006-AR11 A7
5.517% 8/25/36	152,661	136,160
•Series 2006-AR12 1A2
6.023% 9/25/36	77,228	74,396
Series 2007-8 2A6
6.00% 7/25/37	45,000	41,137
Total Non-Agency Collateralized
Mortgage Obligations
(cost $3,603,977)		3,322,927

	Number of
	Shares
•Preferred Stock – 0.39%
Banking, Finance & Insurance – 0.39%
Citigroup 8.4%	35,000	35,467
JPMorgan Chase 7.9%	90,000	91,979
Total Preferred Stock
(cost $125,000)		127,446

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Sovereign Agency – 0.12%
Canada – 0.12%
Export Development Canada
2.625% 3/15/11	$40,000	$39,690
Total Sovereign Agency (cost $39,834)		39,690

Supranational Bank – 0.51%
European Investment Bank
2.875% 3/15/13	105,000	102,247
3.25% 2/15/11	65,000	65,482
Total Supranational Bank (cost $169,616)		167,729

U.S. Treasury Obligations – 5.85%
*U.S. Treasury Bonds 5.00% 5/15/37	53,000	57,455
U.S. Treasury Notes
*2.125% 4/30/10	935,000	932,590
3.125% 4/30/13	795,000	798,354
*3.50% 2/15/18	5,000	4,895
¥*^U.S. Treasury Strip 4.589% 11/15/13	150,000	125,539
Total U.S. Treasury Obligations
(cost $1,911,318)		1,918,833

Repurchase Agreements** – 4.38%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$1,106,360 (collateralized by
U.S. Government obligations,
ranging in par value $109,400 -
$697,600, 3.375% - 5.125%,
6/15/09 - 6/30/11; with total
market value $1,128,748)	1,106,300	1,106,300
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$329,718 (collateralized by
U.S. Government obligations,
par value $329,700
3.375% 9/15/09; with market
value $336,371)	329,700	329,700
Total Repurchase Agreements
(cost $1,436,000)		1,436,000

Total Value of Securities Before
Securities Lending
Collateral – 109.54% (cost $36,274,967)		35,908,394

	Number of
	Shares
Securities Lending Collateral*** – 10.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,472,015	3,472,015
Total Securities Lending
Collateral (cost $3,472,015)		3,472,015
Total Value of Securities – 120.13%
(cost $39,746,982)		39,380,409	©
Obligation to Return Securities
Lending Collateral*** – (10.59%)		(3,472,015)
Liabilities Net of Receivables and
Other Assets – (9.54%)		(3,128,421	)z
Net Assets Applicable to 3,773,695
Shares Outstanding; Equivalent to $8.69
Per Share – 100.00%		$32,779,973

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$32,684,008
Undistributed net investment income		473,171
Accumulated net realized loss on investments		(23,781)
Net unrealized depreciation of investments		(353,425)
Total net assets		$32,779,973

z	Of this amount, $4,513,326 represents payable for investments bought, and $1,117,700 represents receivable for securties sold as of April 30, 2008.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of April 30, 2008.

¥	Fully or partially pledged as collateral for financial futures contracts.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $1,662,891, which represented 5.07% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted security was $768,797 or 2.35% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $942,579, which represented 2.88% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 12 in “Notes to financial statements.”

©	Includes $3,538,077 of securities loaned.

(continues)     43

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions
MBIA — Insured by the Municipal Bond Insurance Association
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

The following futures contracts and swap contracts were outstanding at April 30, 2008:

Futures Contracts[1]
		Notional	Expiration	Unrealized
Contracts to Buy	Notional Cost	Value	Date	Depreciation
40 U.S. Treasury
5 yr Notes	$4,507,147	$4,479,375	6/30/08	$(27,772)

Swap Contracts2
Credit Default Swap Contracts

		Annual
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food
10 yr CDS	$110,000	0.77%	12/20/17	$1,168
JPMorgan Chase Bank
Embarq 7 yr CDS	50,000	0.77%	9/20/14	3,490
Lehman Brothers
Capmark Financial
5 yr CDS	80,000	1.65%	9/20/12	17,816
Gannet 7 yr CDS	95,000	0.88%	9/20/14	6,006
Home Depot
5 yr CDS	95,000	0.50%	9/20/12	2,579
New York Times
7 yr CDS	95,000	0.75%	9/20/14	7,240
Sara Lee 7 yr CDS	105,000	0.60%	9/20/14	(554)
Target 5 yr CDS	110,000	0.57%	12/20/12	656
Washington
Mutual
4 yr CDS	66,300	0.85%	9/20/11	5,643
10 yr CDS	45,000	3.15%	12/20/17	(2,763)
Total				$41,281

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 9 in “Notes to financial statements.”
2 See Note 11 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The High-Yield Bond Portfolio

April 30, 2008 (Unaudited)

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds – 93.40%
Basic Industry – 8.11%
Domtar 7.125% 8/15/15	$75,000	$72,750
#Evraz Group 144A
9.50% 4/24/18	150,000	152,625
Freeport McMoRan Copper &
Gold 8.25% 4/1/15	100,000	108,875
Georgia-Pacific
7.70% 6/15/15	85,000	85,425
8.875% 5/15/31	105,000	102,900
Innophos 8.875% 8/15/14	65,000	65,000
#Innophos Holdings 144A
9.50% 4/15/12	50,000	48,500
#MacDermid 144A
9.50% 4/15/17	70,000	67,200
Momentive Performance
Materials 9.75% 12/1/14	105,000	102,375
#NewPage 144A 10.00% 5/1/12	80,000	85,800
=@Õ†Port Townsend Paper
12.4312% 8/27/12	11,200	11,088
Potlatch 13.00% 12/1/09	50,000	55,760
#Rock-Tenn 144A
9.25% 3/15/16	35,000	36,925
Rockwood Specialties Group
7.50% 11/15/14	75,000	75,375
•#Ryerson 144A
10.614% 11/1/14	95,000	86,925
#Sappi Papier Holding 144A
6.75% 6/15/12	85,000	80,212
#Steel Dynamics 144A
7.75% 4/15/16	130,000	133,575
Verso Paper Holdings
9.125% 8/1/14	50,000	51,875
@ÕWitco 6.875% 2/1/26	25,000	17,375
		1,440,560
Brokerage – 0.90%
LaBranche
9.50% 5/15/09	100,000	102,875
11.00% 5/15/12	55,000	56,375
		159,250
Capital Goods – 7.34%
BWAY 10.00% 10/15/10	45,000	43,650
CPG International
10.50% 7/1/13	60,000	51,600
DRS Technologies
7.625% 2/1/18	85,000	87,125
Graham Packaging
8.50% 10/15/12	105,000	103,425
Graphic Packaging International
8.50% 8/15/11	90,000	91,350
Greenbrier 8.375% 5/15/15	75,000	72,000
Interface 10.375% 2/1/10	100,000	105,250
Intertape Polymer 8.50% 8/1/14	45,000	39,825
Iron Mountain
6.625% 1/1/16	50,000	48,563
8.625% 4/1/13	60,000	61,350
Koppers 9.875% 10/15/13	60,000	63,900
L-3 Communications
7.625% 6/15/12	85,000	87,550
*NXP BV Funding
9.50% 10/15/15	75,000	72,750
Owens Brockway Glass
Container 6.75% 12/1/14	60,000	61,200
Owens Corning 6.50% 12/1/16	55,000	46,623
Smurfit-Stone Container
Enterprises 8.00% 3/15/17	100,000	85,000
#SPX 144A 7.625% 12/15/14	35,000	36,619
Trimas 9.875% 6/15/12	60,000	52,650
Vitro 11.75% 11/1/13	90,000	93,150
		1,303,580
Consumer Cyclical – 9.71%
Associated Materials
9.75% 4/15/12	45,000	45,000
Dollar General
10.625% 7/15/15	90,000	90,000
DR Horton 8.00% 2/1/09	55,000	55,000
Ford Motor 7.45% 7/16/31	115,000	86,538
Ford Motor Credit 7.80% 6/1/12	440,000	393,783
*General Motors 8.375% 7/15/33	150,000	114,938
Global Cash Access
8.75% 3/15/12	65,000	64,350
GMAC
5.85% 1/14/09	45,000	43,997
6.875% 8/28/12	470,000	373,196
KB Home
7.75% 2/1/10	25,000	24,688
8.625% 12/15/08	55,000	55,825
Lear 8.75% 12/1/16	165,000	155,925
*Neiman Marcus Group
10.375% 10/15/15	25,000	26,375
*Neiman Marcus Group PIK
9.00% 10/15/15	70,000	73,150
Tenneco 8.625% 11/15/14	120,000	122,700
		1,725,465
Consumer Non-Cyclical – 3.73%
ACCO Brands
7.625% 8/15/15	50,000	45,750
*#Bausch & Lomb 144A
9.875% 11/1/15	125,000	133,437
*Constellation Brands
8.125% 1/15/12	105,000	107,494
Cott Beverages USA
8.00% 12/15/11	40,000	33,900
Del Monte
6.75% 2/15/15	25,000	24,250
8.625% 12/15/12	25,000	26,000
*Jarden 7.50% 5/1/17	70,000	64,750
@ÕNational Beef Packing
10.50% 8/1/11	80,000	75,600

(continues)     45

Statements of net assets

Delaware Pooled Trust – The High-Yield Bond Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pilgrim’s Pride
7.625% 5/1/15	$49,000	$46,795
*8.375% 5/1/17	56,000	50,120
Visant Holding 8.75% 12/1/13	55,000	54,450
		662,546
Energy – 15.99%
AmeriGas Partners
7.125% 5/20/16	106,000	107,325
Chesapeake Energy
6.375% 6/15/15	10,000	9,900
6.625% 1/15/16	55,000	55,275
Complete Production Service
8.00% 12/15/16	50,000	50,375
Compton Petroleum Finance
7.625% 12/1/13	165,000	163,762
#Connacher Oil & Gas 144A
10.25% 12/15/15	50,000	53,250
Dynergy Holdings
7.75% 6/1/19	180,000	179,999
*El Paso 6.875% 6/15/14	180,000	187,540
#El Paso Performance-Linked
Trust 144A 7.75% 7/15/11	20,000	20,794
Energy Partners 9.75% 4/15/14	50,000	46,500
Ferrellgas Finance Escrow
6.75% 5/1/14	75,000	74,250
Foundation Pennsylvania Coal
7.25% 8/1/14	140,000	144,550
Geophysique-Veritas
7.50% 5/15/15	15,000	15,563
7.75% 5/15/17	65,000	67,438
#Helix Energy Solutions Group
144A 9.50% 1/15/16	115,000	120,463
#Hilcorp Energy I 144A
7.75% 11/1/15	120,000	118,800
9.00% 6/1/16	25,000	26,188
Inergy Finance
6.875% 12/15/14	5,000	4,894
8.25% 3/1/16	125,000	128,750
International Coal
10.25% 7/15/14	55,000	55,825
#Key Energy Services 144A
8.375% 12/1/14	65,000	67,600
Kinder Morgan Finance
5.35% 1/5/11	5,000	4,963
Mariner Energy
8.00% 5/15/17	110,000	108,625
#MarkWest Energy Partners
144A 8.75% 4/15/18	90,000	93,825
Massey Energy
6.875% 12/15/13	60,000	60,300
OPTI Canada
7.875% 12/15/14	40,000	40,900
8.25% 12/15/14	48,000	49,800
PetroHawk Energy
9.125% 7/15/13	115,000	122,188
Plains Exploration &
Production 7.00% 3/15/17	110,000	108,900
Regency Energy Partners
8.375% 12/15/13	91,000	95,323
Sabine Pass LNG
7.50% 11/30/16	100,000	92,000
#Stallion Oilfield Services 144A
9.75% 2/1/15	40,000	33,500
Whiting Petroleum
7.25% 5/1/13	160,000	161,200
Williams 7.50% 1/15/31	160,000	170,399
		2,840,964
Finance & Investments – 1.27%
Leucadia National
8.125% 9/15/15	51,000	52,275
#LVB Acquisition Merger Sub
144A 10.00% 10/15/17	85,000	91,587
#Nuveen Investments 144A
10.50% 11/15/15	85,000	82,238
		226,100
Media – 5.41%
CCH II Capital
10.25% 9/15/10	45,000	43,538
#Charter Communications
144A 10.875% 9/15/14	120,000	127,500
#Charter Communications
Operating 144A
8.00% 4/30/12	150,000	145,499
CSC Holdings
6.75% 4/15/12	35,000	34,475
7.625% 4/1/11	55,000	55,688
Dex Media West
9.875% 8/15/13	125,000	118,125
*Lamar Media 6.625% 8/15/15	105,000	99,488
#LBI Media 144A 8.50% 8/1/17	50,000	41,750
Quebecor Media 7.75% 3/15/16	110,000	106,425
#Videotron 144A
9.125% 4/15/18	95,000	101,650
Virgin Media Finance
8.75% 4/15/14	90,000	87,525
		961,663
Real Estate – 0.53%
Host Hotels & Resorts
7.125% 11/1/13	95,000	95,119
		95,119
Services Cyclical – 11.26%
Aramark
•6.739% 2/1/15	45,000	43,538
8.50% 2/1/15	115,000	120,463
Cardtronics
9.25% 8/15/13	5,000	4,781
#144A 9.25% 8/15/13	70,000	66,938

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
Corrections Corporation
of America
6.25% 3/15/13	$125,000	$125,000
7.50% 5/1/11	60,000	61,200
FTI Consulting
7.625% 6/15/13	165,000	172,012
#Galaxy Entertainment Finance
144A 9.875% 12/15/12	140,000	142,100
Gaylord Entertainment
8.00% 11/15/13	90,000	85,725
Harrah’s Operating
5.50% 7/1/10	110,000	98,175
Hertz 8.875% 1/1/14	105,000	106,313
Kansas City Southern de
Mexico 9.375% 5/1/12	180,000	188,549
Kansas City Southern Railway
9.50% 10/1/08	25,000	25,375
Majestic Star Casino
9.50% 10/15/10	45,000	39,600
MGM MIRAGE
7.50% 6/1/16	170,000	154,700
7.625% 1/15/17	84,000	77,070
*Park Place Entertainment
7.875% 3/15/10	65,000	61,425
#Penhall International 144A
12.00% 8/1/14	50,000	38,500
#Pokagon Gaming Authority
144A 10.375% 6/15/14	177,000	189,832
Seabulk International
9.50% 8/15/13	5,000	5,294
#Seminole Indian Tribe of
Florida 144A
7.804% 10/1/20	70,000	68,181
8.03% 10/1/20	35,000	34,537
Travelport 9.875% 9/1/14	95,000	92,269
		2,001,577
Services Non-Cyclical – 7.02%
Advanced Medical Optics
7.50% 5/1/17	85,000	77,350
Allied Waste North America
7.375% 4/15/14	85,000	86,063
7.875% 4/15/13	55,000	57,406
Casella Waste Systems
9.75% 2/1/13	130,000	128,050
Community Health Systems
8.875% 7/15/15	125,000	130,625
@ÕCRC Health 10.75% 2/1/16	145,000	123,975
HCA 9.25% 11/15/16	400,000	430,999
HCA PIK 9.625% 11/15/16	26,000	27,983
•HealthSouth 10.829% 6/15/14	90,000	91,800
Universal Hospital Services PIK
8.50% 6/1/15	90,000	92,250
		1,246,501
Technology & Electronics – 1.71%
Freescale Semiconductor
•6.675% 12/15/14	75,000	60,188
8.875% 12/15/14	40,000	35,400
Sungard Data Systems
9.125% 8/15/13	103,000	108,149
10.25% 8/15/15	93,000	99,278
		303,015
Telecommunications – 13.20%
=@Õ‡Allegiance Telecom
11.75% 2/15/10	10,000	732
Alltel 7.00% 7/1/12	105,000	89,775
Broadview Networks Holdings
11.375% 9/1/12	50,000	48,000
•Centennial Communications
8.448% 1/1/13	60,000	57,450
Citizens Communications
7.125% 3/15/19	110,000	102,300
*Clear Channel Communications
5.50% 9/15/14	30,000	20,876
Cricket Communications
9.375% 11/1/14	105,000	103,556
#Digicel 144A 9.25% 9/1/12	115,000	116,725
•#Hellas Telecommunications
Luxembourg II 144A
8.463% 1/15/15	100,000	76,500
Hughes Network Systems/
Finance 9.50% 4/15/14	95,000	95,475
ΩInmarsat Finance
10.375% 11/15/12	195,000	193,293
Intelsat Bermuda
11.25% 6/15/16	150,000	152,813
Lucent Technologies
6.45% 3/15/29	96,000	72,480
MetroPCS Wireless
9.25% 11/1/14	183,000	180,712
•Nortel Networks
6.963% 7/15/11	190,000	180,025
PAETEC Holding
9.50% 7/15/15	55,000	51,975
Qwest
•6.05% 6/15/13	50,000	48,125
6.50% 6/1/17	70,000	65,975
Qwest Capital Funding
7.25% 2/15/11	110,000	108,350
Rural Cellular
9.875% 2/1/10	35,000	36,400
•8.989% 11/1/12	105,000	107,100
Sprint Capital
8.375% 3/15/12	140,000	133,457
Time Warner Telecom
Holdings 9.25% 2/15/14	75,000	78,000
#VimpelCom 144A
9.125% 4/30/18	100,000	100,250
Windstream 8.125% 8/1/13	120,000	124,800
		2,345,144

(continues)     47

Statements of net assets

Delaware Pooled Trust – The High-Yield Bond Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Utilities – 7.22%
AES
7.75% 3/1/14	$ 29,000	$ 29,870
8.00% 10/15/17	65,000	68,088
#144A 8.75% 5/15/13	40,000	41,950
Edison Mission Energy
7.625% 5/15/27	130,000	127,238
Elwood Energy 8.159% 7/5/26	77,534	74,978
Midwest Generation
8.30% 7/2/09	5,261	5,366
*Mirant Americas Generation
8.30% 5/1/11	110,000	114,675
Mirant North America
7.375% 12/31/13	105,000	109,463
NRG Energy 7.375% 2/1/16	300,000	309,749
Orion Power Holdings
12.00% 5/1/10	65,000	71,988
#Texas Competitive Electric
Holdings 144A
10.25% 11/1/15	315,000	329,962
		1,283,327
Total Corporate Bonds
(cost $16,606,282)		16,594,811

«Senior Secured Loans – 5.38%
Calpine 5.571% 3/29/14	100,000	94,328
Energy Futures Holdings
6.579% 10/10/14	238,800	229,302
Ford Motor 5.80% 11/29/13	234,310	215,821
General Motors
5.059% 11/17/13	124,370	117,316
Georgia Pacific Term Tranche
Loan B 4.727% 12/20/12	100,000	96,113
Idearc 4.696% 11/1/14	173,681	143,817
Talecris Biotherapeutics 2nd
Lien 9.568% 12/6/14	70,000	58,975
Total Senior Secured Loans
(cost $994,156)		955,672

	Number of
	Shares
Common Stock – 0.15%
=@†PAvado Brands	121	0
†Century Communications	60,000	48
†Mirant	21	863
=@†PPort Townsend	40	24,960
†Time Warner Cable Class A	1	28
†USGen	20,000	0
Total Common Stock
(cost $40,777)		25,899

Preferred Stock – 0.04%
=@PPort Townsend	8	7,920
Total Preferred Stock (cost $7,920)		7,920

Warrants – 0.00%
=@†PPort Townsend	8	192
†#Solutia 144A, exercise price
$7.59, expiration date
7/15/09	55	0
Total Warrants (cost $4,871)		192

Total Value of Securities Before
Securities Lending Collateral – 98.97%
(cost $17,654,006)		17,584,494

Securities Lending Collateral** – 4.38%
Investment Companies
Mellon GSL DBT II
Collateral Fund	778,182	778,182
Total Securities Lending Collateral
(cost $778,182)		778,182

Total Value of Securities – 103.35%
(cost $18,432,188)		18,362,676 ©
Obligation to Return Securities
Lending Collateral** – (4.38%)		(778,182)
Receivables and Other Assets
Net of Liabilities – 1.03%		183,014
Net Assets Applicable to 2,391,542
Shares Outstanding; Equivalent
to $7.43 Per Share – 100.00%		$17,767,508

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$21,740,326
Undistributed net investment income		487,076
Accumulated net realized loss on investments		(4,390,382)
Net unrealized depreciation of investments		(69,512)
Total net assets		$17,767,508

†	Non-income producing security for the period ended April 30, 2008.
‡	Non-income producing security. Security is currently in default.
•	Variable rate security. The rate shown is the rate as of April 30, 2008.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
P

Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted securities was $261,842 or 1.47% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $3,191,937, which represented 17.97% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $261,842, which represented 1.47% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2008, the aggregate amount of fair valued securities was $44,892, which represented 0.25% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

*	Fully or partially on loan.
**	See Note 12 in “Notes to financial statements.”
©	Includes $760,846 of securities loaned.

PIK — Pay-in-kind

See accompanying notes

(continues)     49

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

April 30, 2008 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.15%
•Fannie Mae Grantor
Trust Series
2003-T4 2A5
5.407% 9/26/33	USD 199,602	$ 179,340
Total Agency Asset-Backed
Securities (cost $197,988)		179,340

Agency Collateralized Mortgage Obligations – 6.24%
Fannie Mae
Series 1996-46 ZA
7.50% 11/25/26	35,339	37,129
Series 2002-83 GH
5.00% 12/25/17	460,000	465,094
Series 2002-90 A1
6.50% 6/25/42	28,656	30,172
Series 2002-90 A2
6.50% 11/25/42	161,421	169,152
Series 2003-122 AJ
4.50% 2/25/28	133,595	133,299
Series 2005-67 EY
5.50% 8/25/25	265,000	262,115
Fannie Mae Grantor Trust
•Series 1999-T2 A1
7.50% 1/19/39	6,343	6,584
Series 2001-T8 A2
9.50% 7/25/41	18,274	20,146
Series 2002-T4 A3
7.50% 12/25/41	1,957	2,104
Series 2004-T1 1A2
6.50% 1/25/44	6,422	6,775
Fannie Mae Whole Loan
Series 2004-W9 2A1
6.50% 2/25/44	32,238	34,112
Series 2004-W11 1A2
6.50% 5/25/44	140,923	150,584
Freddie Mac
Series 1730 Z
7.00% 5/15/24	244,999	258,272
Series 2326 ZQ
6.50% 6/15/31	458,616	482,383
Series 2662 MA
4.50% 10/15/31	228,616	228,843
Series 2694 QG
4.50% 1/15/29	665,000	663,157
Series 2872 GC
5.00% 11/15/29	670,000	673,197
Series 2890 PC
5.00% 7/15/30	815,000	817,602
Series 2915 KP
5.00% 11/15/29	310,000	311,256
Series 3005 ED
5.00% 7/15/25	770,000	755,239
Series 3022 MB
5.00% 12/15/28	215,000	218,010
¥Series 3113 QA
5.00% 11/15/25	577,897	586,273
Series 3123 HT
5.00% 3/15/26	270,000	262,940
Series 3131 MC
5.50% 4/15/33	335,000	339,197
Series 3337 PB
5.50% 7/15/30	420,000	428,775
wFreddie Mac Structured
Pass Through
Securities
Series T-54 2A
6.50% 2/25/43	50,488	52,082
Series T-58 2A
6.50% 9/25/43	31,215	33,058
Total Agency Collateralized
Mortgage Obligations
(cost $7,286,653)		7,427,550

Agency Mortgage-Backed Securities – 29.88%
Fannie Mae
6.205% 5/1/09	33,804	33,784
6.50% 8/1/17	65,589	68,109
•Fannie Mae ARM
5.225% 3/1/38	299,548	304,161
5.303% 3/1/38	445,856	452,594
5.757% 8/1/34	109,168	110,351
5.878% 9/1/37	424,546	437,755
Fannie Mae
Relocation 30 yr
5.00% 11/1/33	50,636	50,164
5.00% 1/1/34
Pool 763656	41,746	41,357
5.00% 1/1/34
Pool 763742	18,071	17,895
5.00% 11/1/34	208,794	206,765
5.00% 10/1/35	419,988	415,534
5.00% 1/1/36	687,919	680,624
Fannie Mae S.F. 15 yr
4.50% 1/1/20	49,812	49,479
5.00% 7/1/14	5,874	5,945
5.00% 12/1/16	8,391	8,490
5.00% 5/1/20	54,454	54,872
5.00% 7/1/20	22,632	22,806
5.00% 5/1/21	15,882	16,028
5.50% 5/1/20	3,569	3,644

	Principal	Value
	Amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F.
15 yr TBA
4.50% 5/1/23	USD 1,930,000	$ 1,905,273
5.00% 5/1/23	1,935,000	1,944,675
5.50% 5/1/23	1,625,000	1,654,453
6.00% 5/1/23	2,200,000	2,265,657
Fannie Mae S.F. 30 yr
5.00% 3/1/34	35,507	34,998
5.00% 3/1/35
Pool 808130	64,197	63,176
5.00% 3/1/35
Pool 814334	32,679	32,191
5.00% 5/1/35	60,249	59,291
5.00% 6/1/35	134,378	132,242
5.00% 7/1/35	155,380	152,911
5.50% 3/1/29	88,433	89,361
5.50% 4/1/29	102,116	103,188
5.50% 1/1/34	34,418	34,726
5.50% 1/1/35	59,500	59,994
5.50% 2/1/35	88,720	89,457
5.50% 6/1/35	75,338	75,881
5.50% 1/1/37	691,112	696,098
*5.50% 7/1/37	4,182,616	4,209,941
6.00% 1/1/35	7,966	8,170
6.00% 12/1/36	2,902,555	2,970,709
*6.50% 9/1/36	1,968,505	2,039,333
6.50% 2/1/37	491,399	509,080
6.50% 11/1/37	833,714	863,535
7.00% 12/1/33	40,932	43,569
7.00% 5/1/35	7,605	8,021
7.00% 6/1/35	11,812	12,459
7.00% 12/1/37	395,364	416,060
7.50% 6/1/31	4,744	5,113
7.50% 6/1/34	72,482	77,675
Fannie Mae S.F. 30 yr TBA
5.50% 5/1/38	3,370,000	3,387,900
•Freddie Mac ARM
5.513% 8/1/36	357,753	366,349
5.825% 10/1/36	480,740	492,522
7.023% 4/1/34	17,033	17,141
Freddie Mac
Relocation 30 yr
5.00% 9/1/33	73,292	72,664
Freddie Mac S.F. 30 yr
6.00% 6/1/37	762,011	780,477
6.50% 1/1/38	1,978,486	2,051,187
7.00% 11/1/33	5,562	5,909
Freddie Mac S.F. 30 yr TBA
5.00% 5/1/38	2,030,000	1,994,475
GNMA I S.F. 30 yr
7.00% 12/15/34	526,429	564,706
7.50% 1/15/30	1,567	1,686
7.50% 12/15/31	1,225	1,318
7.50% 2/15/32	1,140	1,226
GNMA S.F. 30 yr TBA
5.50% 5/1/38	1,120,000	1,134,349
6.00% 5/1/38	1,120,000	1,150,451
Total Agency Mortgage-
Backed Securities
(cost $35,244,361)		35,559,954

Agency Obligations – 2.36%
Fannie Mae
*3.375% 12/15/08	110,000	110,649
*4.375% 9/13/10	1,000,000	1,034,486
*4.875% 5/18/12	35,000	36,917
*5.00% 2/16/12	145,000	153,595
^5.278% 10/9/19	905,000	521,736
6.25% 2/1/11	220,000	234,736
*Freddie Mac
5.00% 12/14/18	360,000	349,948
Tennessee Valley
Authority
4.875% 1/15/48	380,000	368,876
Total Agency Obligations
(cost $2,789,417)		2,810,943

Commercial Mortgage-Backed Securities – 6.12%
Bank of America
Commercial
Mortgage
•Series 2004-3 A5
5.316% 6/10/39	300,000	306,926
•Series 2005-6 AM
5.353% 9/10/47	295,000	283,462
Series 2006-4 A4
5.634% 7/10/46	200,000	198,949
Bear Stearns
Commercial
Mortgage
Securities
#Series 2004-ESA
E 144A
5.064% 5/14/16	225,000	229,925
Series
2006-PW14 A4
5.201% 12/11/38	300,000	289,157
•Series
2007-PW16 A4
5.902% 6/11/40	255,000	253,308
•Series
2007-T28 A4
5.742% 9/11/42	280,000	276,548

(continues)     51

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal	Value
	Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
wCommercial Mortgage
Pass Through
Certificates
•#Series 2001-J1A
A2 144A
6.457% 2/14/34	USD 302,706	$ 312,109
Series 2006-C7 A2
5.69% 6/10/46	310,000	312,490
•Credit Suisse
Mortgage Capital
Certificates Series
2006-C1 AAB
5.681% 2/15/39	170,000	167,308
#Crown Castle
Towers 144A
•Series
2005-1A AFL
3.096% 6/15/35	400,000	383,728
Series 2005-1A C
5.074% 6/15/35	120,000	114,298
Series 2006-1A B
5.362% 11/15/36	400,000	379,596
First Union-Lehman
Brothers-Bank of
America Series
1998-C2 A2
6.56% 11/18/35	4,348	4,339
General Electric Capital
Commercial
Mortgage Series
2002-1A A3
6.269% 12/10/35	290,000	299,954
@•#Goldman Sachs
Mortgage
Securities II
Series 2006-RR3
A1S 144A
5.76% 7/18/56	1,060,000	621,870
JPMorgan Chase
Commercial
Mortgage
Securities
Series 2002-C1 A3
5.376% 7/12/37	415,000	423,176
Series 2003-C1 A2
4.985% 1/12/37	114,000	112,109
Series 2006-LDP9 A2
5.134% 5/15/47	300,000	283,890
@•#Series 2006-RR1A
A1 144A
5.612% 10/18/52	1,000,000	723,360
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2002-C1 A4
6.462% 3/15/31	20,000	20,831
•Morgan Stanley
Capital I
#Series 1999-FNV1
G 144A
6.12% 3/15/31	170,000	167,521
Series 2007-T27 A4
5.803% 6/13/42	270,000	267,322
•#Morgan Stanley Dean
Witter Capital I
Series 2001-TOP1
E 144A
7.565% 2/15/33	100,000	94,044
•#Nationslink Funding
Series 1998-2
F 144A
7.105% 8/20/30	45,000	43,812
#Tower 144A
Series 2004-2A A
4.232% 12/15/14	35,000	34,297
Series 2006-1 B
5.588% 2/15/36	180,000	174,020
Series 2006-1 C
5.707% 2/15/36	275,000	261,990
Wachovia Bank
Commercial
Mortgage
Trust Series
2006-C28 A2
5.50% 10/15/48	235,000	234,803
Total Commercial
Mortgage-Backed
Securities (cost $8,122,865)		7,275,142

Corporate Bonds – 26.90%
Banking – 3.71%
Bank of America
4.90% 5/1/13	275,000	275,902
5.65% 5/1/18	185,000	185,487
Bank of New York
Mellon 4.50% 4/1/13	592,000	590,698
CoBank
7.875% 4/16/18	250,000	257,561
JPMorgan Chase
5.75% 1/2/13	407,000	421,878
JPMorgan Chase
Capital XXV
6.80% 10/1/37	410,000	389,743
#Northern Rock 144A
5.625% 6/22/17	344,000	344,031
PNC Bank
6.875% 4/1/18	265,000	274,419
•#PNC Preferred Funding
Trust I 144A
6.113% 3/29/49	500,000	350,790

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Silicon Valley Bank
5.70% 6/1/12	USD 544,000	$ 524,577
U.S. Bank North
America
4.80% 4/15/15	133,000	130,751
4.95% 10/30/14	250,000	247,679
•USB Capital IX
6.189% 4/15/49	75,000	57,036
Wachovia Bank
6.60% 1/15/38	32,000	31,042
Wells Fargo
4.375% 1/31/13	340,000	336,697
		4,418,291
Basic Industries – 1.49%
duPont (E.I.)
deNemours
5.00% 1/15/13	76,000	77,632
#Evraz Group 144A
9.50% 4/24/18	242,000	246,235
#GTL Trade
Finance 144A
7.25% 10/20/17	335,000	345,705
Lubrizol
4.625% 10/1/09	301,000	300,385
Monsanto
5.125% 4/15/18	93,000	92,782
5.875% 4/15/38	93,000	92,091
NewPage
10.00% 5/1/12	200,000	214,500
#Nine Dragons Paper
Holdings 144A
7.875% 4/29/13	240,000	238,346
Rohm & Haas
5.60% 3/15/13	160,000	162,604
		1,770,280
Brokerage – 1.16%
Goldman Sachs Group
6.15% 4/1/18	341,000	345,574
6.75% 10/1/37	106,000	104,196
Jefferies Group
6.45% 6/8/27	281,000	226,022
Lazard Group
6.85% 6/15/17	92,000	85,883
Lehman Brothers
Holdings
5.625% 1/24/13	230,000	226,859
6.875% 5/2/18	100,000	102,458
6.875% 7/17/37	106,000	98,567
Merrill Lynch
6.875% 4/25/18	185,000	186,844
		1,376,403
Capital Goods – 0.64%
Allied Waste
North America
7.875% 4/15/13	80,000	83,500
Graham Packaging
8.50% 10/15/12	145,000	142,825
Honeywell International
5.30% 3/1/18	209,000	213,233
Lockheed Martin
4.121% 3/14/13	191,000	187,842
Textron 6.50% 6/1/12	124,000	131,203
		758,603
Communications – 3.25%
AT&T Wireless
8.125% 5/1/12	741,000	823,377
#Charter Communications
144A
10.875% 9/15/14	135,000	143,438
Citizens Communications
7.125% 3/15/19	190,000	176,700
Comcast
•3.01% 7/14/09	241,000	236,753
6.30% 11/15/17	213,000	221,719
Intelsat Bermuda
11.25% 6/15/16	95,000	96,781
Lamar Media Group
6.625% 8/15/15	225,000	213,188
MetroPCS Wireless
9.25% 11/1/14	200,000	197,500
Telefonica Emisiones
5.984% 6/20/11	171,000	174,735
Time Warner Cable
5.40% 7/2/12	174,000	175,176
Verizon Communications
5.55% 2/15/16	385,000	388,934
Viacom 5.75% 4/30/11	222,000	224,632
#VimpelCom 144A
9.125% 4/30/18	380,000	380,949
#Vivendi 144A
6.625% 4/4/18	260,000	254,251
Windstream
8.125% 8/1/13	149,000	154,960
		3,863,093
Consumer Cyclical – 1.71%
CVS Caremark
4.875% 9/15/14	189,000	186,473
5.75% 6/1/17	243,000	246,675
Ford Motor Credit
7.80% 6/1/12	175,000	156,619
GMAC 6.875% 8/28/12	225,000	178,658
Lear 8.75% 12/1/16	90,000	85,050
McDonald’s
5.35% 3/1/18	106,000	107,732
5.80% 10/15/17	172,000	180,338

(continues)     53

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
MGM MIRAGE
7.50% 6/1/16	USD 325,000	$ 295,750
*Neiman Marcus Group
10.375% 10/15/15	215,000	226,825
VF 5.95% 11/1/17	121,000	120,869
Wal-Mart Stores
6.20% 4/15/38	250,000	255,322
		2,040,311
Consumer Non-Cyclical – 4.04%
Abbott Laboratories
5.60% 11/30/17	227,000	235,063
Amgen 5.85% 6/1/17	220,000	221,914
Aramark
•6.739% 2/1/15	95,000	91,913
8.50% 2/1/15	138,000	144,555
AstraZeneca
5.90% 9/15/17	255,000	270,484
#Bausch & Lomb 144A
9.875% 11/1/15	140,000	149,450
#Covidien International
Finance 144A
6.00% 10/15/17	89,000	91,147
6.55% 10/15/37	177,000	181,538
Delhaize America
9.00% 4/15/31	162,000	201,004
Diageo Capital
5.20% 1/30/13	17,000	17,359
5.75% 10/23/17	186,000	190,021
#Dr Pepper Snapple
Group 144A
6.82% 5/1/18	315,000	327,357
HCA PIK
9.625% 11/15/16	100,000	107,625
Kellogg
5.125% 12/3/12	171,000	174,555
Kraft Foods
4.125% 11/12/09	260,000	259,055
6.125% 2/1/18	400,000	409,033
Kroger
4.95% 1/15/15	77,000	75,057
6.75% 4/15/12	122,000	129,872
6.90% 4/15/38	98,000	104,549
Quest Diagnostic
5.45% 11/1/15	256,000	242,697
Schering-Plough
6.00% 9/15/17	130,000	131,510
Sysco 5.25% 2/12/18	112,000	112,732
UST 5.75% 3/1/18	160,000	160,163
Wyeth 5.50% 2/1/14	758,000	779,371
		4,808,024
Electric – 2.02%
Commonwealth Edison
6.15% 9/15/17	163,000	167,228
Duke Energy Carolinas
6.00% 1/15/38	65,000	65,389
6.05% 4/15/38	60,000	60,781
Illinois Power
6.125% 11/15/17	129,000	126,621
#Korea Southern
Power 144A
5.375% 4/18/13	160,000	160,477
MidAmerican Funding
6.75% 3/1/11	298,000	316,168
Northern States Power
5.25% 3/1/18	141,000	141,893
NRG Energy
7.375% 2/1/16	175,000	180,688
Pacific Gas & Electric
5.625% 11/30/17	114,000	116,268
PECO Energy
5.35% 3/1/18	97,000	97,168
Potomac Electric Power
6.50% 11/15/37	97,000	98,200
#Power Contract
Financing 144A
6.256% 2/1/10	103,723	105,678
@#Power Receivables
Finance 144A
6.29% 1/1/12	62,916	64,896
PSEG Power
5.50% 12/1/15	105,000	102,860
Public Service Electric &
Gas 5.30% 5/1/18	141,000	141,042
#Texas Competitive
Electric
Holdings 144A
10.25% 11/1/15	215,000	225,213
Virginia Electric
& Power
5.40% 4/30/18	190,000	188,467
#West Penn Power 144A
5.95% 12/15/17	38,000	38,873
		2,397,910
Energy – 2.43%
Apache 5.25% 4/15/13	238,000	244,501
Canadian Natural
Resources
4.90% 12/1/14	95,000	92,315
6.70% 7/15/11	52,000	54,740
#Enbridge Energy 144A
6.50% 4/15/18	135,000	136,906
Energy Transfer
Partners
7.50% 7/1/38	141,000	151,400

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products
Operating
5.60% 10/15/14	USD 182,000	$ 180,371
6.50% 1/31/19	191,000	197,342
#Lukoil International
Finance 144A
6.356% 6/7/17	100,000	92,750
OPTI Canada
7.875% 12/15/14	200,000	204,500
#Plains All American
Pipeline 144A
6.50% 5/1/18	100,000	102,316
#Ras Laffan Liquefied
Natural Gas
III 144A
5.838% 9/30/27	620,000	524,497
Siberian Oil
10.75% 1/15/09	650,000	679,446
Suncor Energy
6.50% 6/15/38	56,000	55,951
Weatherford
International
7.00% 3/15/38	119,000	128,532
XTO Energy
5.30% 6/30/15	49,000	49,153
		2,894,720
Finance Companies – 1.69%
#Capmark Financial
Group 144A
6.30% 5/10/17	159,000	115,866
EnCana Holdings
Finance
5.80% 5/1/14	153,000	157,703
General Electric Capital
5.625% 9/15/17	149,000	152,085
5.625% 5/1/18	100,000	101,214
5.875% 1/14/38	190,000	181,769
•#ILFC E-Capital
Trust II 144A
6.25% 12/21/65	290,000	257,818
International Lease
Finance
5.35% 3/1/12	224,000	220,546
5.875% 5/1/13	148,000	147,553
6.375% 3/25/13	155,000	157,266
John Deere Capital
5.35% 4/3/18	181,000	181,547
Washington Mutual
*5.25% 9/15/17	190,000	161,786
5.50% 8/24/11	197,000	180,486
		2,015,639
Insurance – 2.11%
American International
Group
5.85% 1/16/18	221,000	221,231
Berkshire Hathaway
Finance
4.85% 1/15/15	199,000	200,798
#Genworth Life
Institutional
Funding
Trust 144A
5.875% 5/3/13	160,000	161,098
@#Max USA Holdings
144A
7.20% 4/14/17	190,000	195,466
•#MetLife Capital
Trust X 144A
9.25% 4/8/38	300,000	339,123
w#Stingray Pass Through
Trust 144A
5.902% 1/12/15	200,000	32,000
@•w#Twin Reefs Pass
Through
Trust 144A
3.722% 12/31/49	400,000	16,500
UnitedHealth Group
5.50% 11/15/12	322,000	321,166
6.875% 2/15/38	163,000	159,539
Unitrin 6.00% 5/15/17	334,000	307,148
WellPoint
5.00% 1/15/11	306,000	303,701
5.00% 12/15/14	264,000	250,610
		2,508,380
Natural Gas – 0.31%
CenterPoint Energy
Resource
6.125% 11/1/17	79,000	79,672
Kinder Morgan
Energy Partners
5.125% 11/15/14	137,000	133,168
Valero Energy
6.125% 6/15/17	95,000	95,999
6.625% 6/15/37	60,000	58,633
		367,472
Real Estate – 0.79%
iStar Financial
5.15% 3/1/12	194,000	168,921
5.875% 3/15/16	266,000	223,775
Regency Centers
5.875% 6/15/17	203,000	182,243
•#USB Realty 144A
6.091% 12/22/49	500,000	367,806
		942,745

(continues)     55

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Technology – 0.73%
Hewlett-Packard
5.50% 3/1/18	USD 129,000	$ 131,888
Oracle
5.75% 4/15/18	101,000	103,025
6.50% 4/15/38	238,000	246,818
SunGard Data Systems
9.125% 8/15/13	92,000	96,600
Xerox 6.35% 5/15/18	290,000	292,000
		870,331
Transportation – 0.82%
Burlington North
Santa Fe
5.65% 5/1/17	154,000	155,240
5.75% 3/15/18	229,000	232,685
Hertz 8.875% 1/1/14	90,000	91,125
#Norfolk Southern 144A
5.75% 4/1/18	103,000	104,654
Red Arrow
International
Leasing
8.375% 6/30/12	RUB 9,324,317	392,482
		976,186
Total Corporate Bonds
(cost $32,738,599)		32,008,388

Foreign Agencies – 0.91%
Austria – 0.08%
Oesterreichische
Kontrollbank
1.80% 3/22/10	JPY 9,000,000	87,817
		87,817
France – 0.16%
France Telecom
7.75% 3/1/11	USD 178,000	192,591
		192,591
Germany – 0.47%
KFW 3.25% 2/15/11	270,000	271,140
Rentenbank
3.25% 3/15/13	295,000	289,715
		560,855
Republic of Korea – 0.20%
Korea Development
Bank
5.30% 1/17/13	240,000	240,821
		240,821
Total Foreign Agencies
(cost $1,085,465)		1,082,084

Municipal Bonds – 3.15%
California State
5.00% 2/1/33	15,000	15,033
§California State
Refunding
5.00% 2/1/33-14	5,000	5,495
California State
University
Systemwide
Revenue
5.00% 11/1/30
(AMBAC)	105,000	106,611
Massachusetts Bay
Transportation
Authority
5.00% 7/1/19	105,000	115,672
New Jersey Economic
Development
Authority Revenue
(Cigarette Tax)
5.75% 6/15/29	95,000	93,172
New York State Urban
Development
Series A-1
5.25% 3/15/34
(FGIC)	90,000	93,376
New York Tobacco
Settlement Finance
Authority Series B
5.00% 6/1/10	510,000	527,043
North Texas Tollway
Authority Series A
5.50% 1/1/18	85,000	92,364
^5.97% 1/1/37	1,050,000	229,184
6.00% 1/1/19	40,000	44,660
6.00% 1/1/20	210,000	232,552
Oregon State
Taxable Pension
5.892% 6/1/27	105,000	108,299
Portland, Oregon
Sewer System
Revenue Series A
5.00% 6/15/18	330,000	361,037
Texas Transportation
Community
Mobility
5.00% 4/1/19	330,000	359,756
Triborough, New York
Bridge & Tunnel
Authority Series A
5.00% 11/15/18	270,000	296,814
5.00% 11/15/19	265,000	287,740
University of Texas
Financing
Authority Series A
5.25% 8/15/18	105,000	117,910

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
West Virginia Economic
Development
Authority
5.37% 7/1/20
(MBIA)	USD 30,000	$ 30,235
West Virginia Tobacco
Settlement Finance
Authority Series A
7.467% 6/1/47	675,000	634,870
Total Municipal Bonds
(cost $3,739,245)		3,751,823

Non-Agency Asset-Backed Securities – 8.45%
•Bank of America Credit
Card Trust
Series 2006-A10 A10
2.696% 2/15/12	4,935,000	4,879,084
Series 2008-A5 A5
4.015% 12/16/13	1,825,000	1,825,000
Capital Auto
Receivables
Asset Trust Series
2007-3 A3A
5.02% 9/15/11	155,000	156,647
Capital One Multi-
Asset Execution
Trust Series
2007-A7 A7
5.75% 7/15/20	150,000	147,818
Caterpillar Financial
Asset Trust
Series 2007-A A3A
5.34% 6/25/12	170,000	170,548
Series 2008-A A3
4.94% 4/25/14	145,000	144,678
Citibank Credit Card
Issuance Trust
Series 2007-A3 A3
6.15% 6/15/39	150,000	141,004
CNH Equipment Trust
Series 2007-B A3A
5.40% 10/17/11	155,000	155,644
Series 2008-A A3
4.12% 5/15/12	100,000	98,904
P@•Countrywide Asset-
Backed Certificates
Series 2006-S7 A3
5.712% 11/25/35	365,000	131,974
Discover Card Master
Trust Series
2007-A1 A1
5.65% 3/16/20	150,000	144,994
#Dunkin Securitization
Series 2006-1
A2 144A
5.779% 6/20/31	150,000	135,089
P@•GMAC Mortgage
Loan Trust Series
2006-HE3 A2
5.75% 10/25/36	165,000	117,568
Hyundai Auto
Receivables Trust
Series 2007-A A3A
5.04% 1/17/12	170,000	170,535
John Deere Owner
Trust Series
2008-A A3
4.18% 6/15/12	200,000	199,985
@•#MASTR Specialized
Loan Trust Series
2005-2 A2 144A
5.006% 7/25/35	141,170	124,229
P@•Merrill Lynch Mortgage
Investors Series
2006-AR1 A2C
3.055% 3/25/37	385,000	298,747
Mid-State Trust
Series 11 A1
4.864% 7/15/38	16,708	16,012
Series 2004-1 A
6.005% 8/15/37	17,245	17,142
Series 2005-1 A
5.745% 1/15/40	196,474	181,616
#Series 2006-1
A 144A
5.787% 10/15/40	240,879	232,011
P@Renaissance Home
Equity Loan Trust
Series 2007-2 AF2
5.675% 6/25/37	290,000	271,298
RSB Bondco Series
2007-A A2
5.72% 4/1/18	215,000	217,534
Structured Asset
Securities
P@Series 2001-SB1 A2
3.375% 8/25/31	78,507	65,411
Series 2004-16XS
A2 4.91% 8/25/34	14,966	14,938
Total Non-Agency Asset-
Backed Securities
(cost $10,578,894)		10,058,410

Non-Agency Collateralized Mortgage Obligations – 9.24%
•Adjustable Rate
Mortgage
Trust Series
2005-10 3A11
5.415% 1/25/36	573,261	544,657

(continues)     57

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal	Value
	Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•Citigroup Mortgage
Loan Trust Series
2007-AR5 1AB
5.613% 4/25/37	USD 721,956	$569,618
P@•Countrywide
Alternative Loan
Trust Series
2005-63 3A1
5.891% 11/25/35	528,638	429,345
wCountrywide Home
Loan Mortgage
Pass Through Trust
Series 2006-1 A2
6.00% 3/25/36	375,551	373,439
•Series
2006-HYB1 3A1
5.275% 3/20/36	177,679	147,041
P@•Series
2006-HYB3 3A1A
6.094% 5/20/36	481,398	383,969
•First Horizon Asset
Securities Series
2007-AR2 1A1
5.855% 8/25/37	371,063	345,089
•GMAC Mortgage
Loan Trust Series
2005-AR2 4A
5.182% 5/25/35	476,093	428,438
#GSMPS Mortgage Loan
Trust 144A
•Series 1998-3 A
7.75% 9/19/27	25,215	27,573
•Series 1999-2 A
8.00% 9/19/27	59,181	65,300
•Series 1999-3 A
8.00% 8/19/29	26,020	28,415
Series 2005-RP1 1A3
8.00% 1/25/35	446,404	450,914
Series 2005-RP1 1A4
8.50% 1/25/35	252,799	259,266
Series 2006-RP1 1A3
8.00% 1/25/36	183,088	201,005
GSR Mortgage Home
Loan Trust Series
2004-2F 9A1
6.00% 9/25/19	5,338	5,389
•JPMorgan Mortgage
Trust Series
2005-A4 1A1
5.40% 7/25/35	332,353	308,035
Lehman Mortgage
Trust Series
2005-2 2A3
5.50% 12/25/35	372,155	357,502
•MASTR Adjustable Rate
Mortgages Trust
Series 2006-2 4A1
4.988% 2/25/36	735,798	682,184
#MASTR Reperforming
Loan Trust 144A
Series 2005-1 1A5
8.00% 8/25/34	132,589	144,975
Series 2005-2 1A4
8.00% 5/25/35	355,309	368,483
Morgan Stanley
Mortgage Loan
Trust Series 2006-2
6A 6.50% 2/25/36	632,427	559,501
•Residential Funding
Mortgage
Securities I Series
2006-SA3 3A1
6.038% 9/25/36	528,375	501,081
P@•Structured Asset
Securities Series
2005-6 B2
5.344% 5/25/35	119,941	80,831
P•w@Washington Mutual
Mortgage
Pass Through
Certificates
Series 2006-AR8 1A5
5.883% 8/25/46	103,412	95,870
Series 2006-AR8 2A3
6.131% 8/25/36	73,946	66,874
Wells Fargo Mortgage
Backed Securities
Trust
Series 2006-4 1A8
5.75% 4/25/36	140,021	136,865
Series 2006-4 2A3
5.75% 4/25/36	288,388	289,174
•Series
2006-AR5 2A1
5.537% 4/25/36	272,126	261,904
•Series
2006-AR10 5A1
5.597% 7/25/36	457,156	439,822
•Series
2006-AR11 A7
5.517% 8/25/36	573,408	511,432
•Series
2006-AR12 1A2
6.023% 9/25/36	288,766	278,176
•Series
2006-AR14 2A4
6.09% 10/25/36	392,176	377,763
•Series
2006-AR18 2A2
5.717% 11/25/36	423,745	405,547

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage
Backed Securities
Trust (continued)
Series 2007-8 2A6
6.00% 7/25/37	USD	160,000	$ 146,266
Series 2007-13 A7
6.00% 9/25/37		733,355	720,062
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $11,744,163)			10,991,805

Regional Agency – 0.21%Δ
Australia – 0.21%
Queensland Treasury
6.00% 10/14/15	AUD	270,000	242,265
Total Regional Agency
(cost $208,994)			242,265

«Senior Secured Loans – 1.04%
Energy Future
Holdings Term B2
6.579% 10/10/14	USD	375,000	360,086
Ford Motor Term
Tranche B
5.80% 11/29/13		436,735	402,272
Georgia Pacific Term
Tranche Loan B
4.74% 12/22/12		496,237	477,629
Total Senior Secured Loans
(cost $1,266,039)			1,239,987

Sovereign Agency – 0.16%Δ
Canada – 0.16%
Export Development
Canada
2.625% 3/15/11	USD	190,000	188,525
Total Sovereign Agency
(cost $189,212)			188,525

Sovereign Debt – 5.49%Δ
Brazil – 0.60%
Republic of Brazil
11.00% 8/17/40	USD	519,000	708,046
			708,046
Finland – 0.02%
Republic of Finland
4.75% 2/21/12	NOK	100,000	19,564
			19,564
Germany – 1.57%
Bundesobligation
4.25% 10/12/12	EUR	1,181,800	1,869,567
			1,869,567
Indonesia – 0.33%
Republic of Indonesia
8.50% 10/12/35	USD	140,000	153,547
11.00% 12/15/12	IDR	2,335,000,000	241,465
			395,012
Mexico – 1.05%
Mexican Government
*5.625% 1/15/17	USD	662,000	697,417
7.25% 12/15/16	MXN	3,930,000	359,160
10.00% 11/20/36	MXN	1,700,000	197,185
			1,253,762
Philippines – 0.11%
*Philippines Government
6.375% 1/15/32	USD	134,000	131,488
			131,488
Russia – 0.63%
fRussia Government
7.50% 3/31/30	USD	433,400	499,089
#144A
7.50% 3/31/30	USD	219,655	252,054
			751,143
United Kingdom – 1.18%
U.K. Treasury
5.00% 3/7/12	GBP	461,100	937,691
8.00% 9/27/13	GBP	200,900	465,817
			1,403,508
Total Sovereign Debt
(cost $6,410,506)			6,532,090

Supranational Banks – 2.13%
European Investment Bank
2.875% 3/15/13	USD	225,000	219,102
3.25% 2/15/11	USD	270,000	272,001
6.00% 7/15/09	NZD	618,000	471,165
7.75% 10/26/10	NZD	338,000	264,238
11.25% 2/14/13	BRL	330,000	193,811
Inter-American
Development Bank
1.90% 7/8/09	JPY	52,000,000	505,474
5.75% 6/15/11	AUD	299,000	269,551
International Bank for
Reconstruction
& Development
5.75% 6/25/10	RUB	8,140,000	340,222
Total Supranational Banks
(cost $2,485,746)			2,535,564

U.S. Treasury Obligations – 2.58%
U.S. Treasury Bonds
5.00% 5/15/37	USD	438,000	474,820
U.S. Treasury Inflation
Index Notes
3.00% 7/15/12		1,153,725	1,264,230

(continues)     59

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal	Value
	Amount°	(U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.125% 4/30/13	USD 1,000,000	$ 1,004,219
*¥3.50% 2/15/18	45,000	44,058
*^U.S. Treasury Strip
4.403% 11/15/13	340,000	284,554
Total U.S. Treasury Obligations
(cost $2,995,077)		3,071,881

	Number
	of Shares
Preferred Stock – 0.39%
•Citigroup 8.40%	135,000	136,800
•JPMorgan Chase 7.90%	325,000	332,147
Total Preferred Stock
(cost $460,000)		468,947

Warrant – 0.00%
†#Solutia 144A, exercise price
$7.59, expiration
date 7/15/09	20	0
Total Warrant
(cost $1,711)		0

	Principal
	Amount°
Repurchase Agreements** – 7.08%
BNP Paribas 1.95%,
dated 4/30/08, to
be repurchased on
5/1/08, repurchase
price $6,494,352
(collateralized by
U.S. Government
obligations,
ranging in par
value $642,000 -
$4,095,000,
3.375%-5.125%,
6/15/09-6/30/11;
with total market
value $6,625,498)	USD 6,494,000	6,494,000
UBS Warburg 1.93%,
dated 4/30/08, to
be repurchased on
5/1/08, repurchase
price $1,935,104
(collateralized by
U.S. Government
obligations, par
value $1,935,500,
3.375% 9/15/09;
with market value
$1,974,422)	1,935,000	1,935,000
Total Repurchase Agreements
(cost $8,429,000)		8,429,000
Total Value of Securities Before
Securities Lending Collateral – 112.48%
(cost $135,973,935)		133,853,698

	Number
	of Shares
Securities Lending Collateral*** – 4.80%
Investment Companies
Mellon GSL DBT II
Collateral Fund	5,711,514	5,711,514
Total Securities Lending Collateral
(cost $5,711,514)		5,711,514

Total Value of Securities – 117.28%
(cost $141,685,449)		139,565,212	©
Obligation to Return Securities
Lending Collateral*** – (4.80%)		(5,711,514)
Liabilities Net of Receivables and
Other Assets – (12.48%)		(14,853,695	)z
Net Assets Applicable to 13,283,999
Shares Outstanding; Equivalent to $8.96
Per Share – 100.00%		$119,000,003

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$120,894,945
Undistributed net investment income		2,676,559
Accumulated net realized loss on investments		(2,578,606)
Net unrealized depreciation of investments
and foreign currencies		(1,992,895)
Total net assets		$119,000,003

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
RUB — Russian Ruble
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2008.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
@	Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $3,688,208, which represented 3.10% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.“
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $11,925,058, which represented 10.02% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.“
P	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted securities was $1,941,887 or 1.63% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2008.
¥	Fully or partially pledged as collateral for financial futures contracts.
***	See Note 12 in “Notes to financial statements.”
©	Includes $5,914,358 of securities loaned.
†	Non-income producing security for the period ended April 30, 2008.
z	Of this amount, $24,049,081 represents payable for securities purchased as of April 30, 2008.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
CPN — Coupon
FGIC — Insured by the Federal Guaranty Insurance Company
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
PIK — Pay-in-kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To Be Announced
yr — Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, written options and swap contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	794,915	NZD	(946,601)	6/30/08	$ 11,379
AUD	(1,032,325)	USD	972,848	5/30/08	2,945
BRL	(654,869)	USD	374,639	5/30/08	(19,338)
EUR	(586,830)	JPY	95,964,263	5/30/08	9,176
EUR	(498,604)	USD	778,993	5/30/08	1,266
GBP	(888,459)	USD	1,765,457	5/30/08	2,747
GBP	171,795	USD	(341,900)	5/30/08	(1,057)
JPY	(83,826,198)	USD	805,099	5/30/08	(2,481)
MXN	(7,219,050)	USD	669,950	5/30/08	(15,750)
NOK	1,414,761	USD	(271,219)	5/30/08	6,004
NZD	(183,896)	USD	142,906	5/30/08	(120)
RUB	(17,345,534)	USD	731,000	5/30/08	(1,718)
					$ (6,947)

Futures Contracts[2]
		Notional	Expiration	Unrealized
Contracts to Buy	Notional Cost	Value	Date	Depreciation
48 U.S. Treasury
5 yr Notes	$5,404,159	$5,375,250	6/30/08	$(28,909)
				$(28,909)

Written Options[3]
					Unrealized
	Number of	Notional	Exercise	Expiration	Appreciation
Description	Contracts	Value	Price	Date	(Depreciation)
Written Call
Options
U.S. Treasury
10 yr
Future	(49)	$ 4,900,000	$119.50	6/19/08	$29,088

Written Put
Options
U.S. Treasury
10 yr
Future	(139)	13,900,000	115.50	5/23/08	(26,269)
U.S. Treasury
10 yr
Future	(24)	2,400,000	112.50	6/20/08	5,944
		$21,200,000			$ 8,763

(continues)     61

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

Swap Contracts[4]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food
10 yr CDS	405,000	0.77%	12/20/17	4,300
JPMorgan Chase
Bank
Embarq 7 yr CDS	185,000	0.77%	9/20/14	12,913
Lehman Brothers
Capmark Financial
5 yr CDS	375,000	1.65%	9/20/12	83,512
Gannet 7 yr CDS	356,000	0.88%	9/20/14	22,508
Home Depot
5 yr CDS	260,000	0.50%	9/20/12	7,059
New York Times
7 yr CDS	356,000	0.75%	9/20/14	27,130
Sara Lee 7 yr CDS	351,000	0.60%	9/20/14	(1,852)
Target 5 yr CDS	290,000	0.57%	12/20/12	1,731
Washington
Mutual
4 yr CDS	230,000	0.85%	9/20/11	19,575
10 yr CDS	315,000	3.15%	12/20/17	(19,343)
Total				$157,533

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, written options and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”
4See Note 11 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The International Equity Portfolio

April 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.33%Δ
Australia – 9.76%
Amcor	3,408,704	$ 21,703,005
Foster’s Group	8,185,317	39,144,457
National Australia Bank	1,618,193	46,111,352
Telstra	14,583,735	62,727,853
*Wesfarmers	684,597	24,150,905
		193,837,572
Belgium – 2.23%
Fortis	1,621,789	44,351,255
†Fortis Strip	732,357	11,438
		44,362,693
Finland – 1.18%
UPM-Kymmene	1,212,587	23,521,224
		23,521,224
France – 13.19%
*Carrefour	489,368	34,569,060
*Compagnie de Saint-Gobain	372,231	30,084,882
*France Telecom	1,279,037	40,271,616
*Renault	415,140	42,824,551
†Societe Generale	80,859	9,370,390
*Societe Generale	311,335	36,546,024
†Suez Strip	170,278	2,659
*Total	808,830	68,138,665
		261,807,847
Germany – 4.92%
*Deutsche Telekom	2,070,134	37,310,381
*RWE	520,777	60,309,867
		97,620,248
Hong Kong – 2.58%
Hong Kong Electric Holdings	3,844,400	24,120,758
Wharf Holdings	5,353,764	27,168,099
		51,288,857
Italy – 4.93%
Intesa Sanpaolo	8,314,289	62,361,694
UniCredit	4,668,934	35,584,673
		97,946,367
Japan – 18.65%
Astellas Pharma	777,400	31,768,735
Canon	1,173,600	58,679,973
Kao	1,590,300	42,968,662
KDDI	3,848	24,641,988
Millea Holdings	1,013,152	42,961,521
Nitto Denko	526,400	21,815,220
Seven & I Holdings	1,219,700	36,239,146
Takeda Pharmaceutical	1,083,100	57,175,155
Toyota Motor	684,800	34,700,906
West Japan Railway	4,437	19,155,885
Yokohama Reito	1,000	7,481
		370,114,672
Netherlands – 4.16%
*ING Groep CVA	1,220,251	46,710,864
*Reed Elsevier	1,884,224	35,813,645
		82,524,509
New Zealand – 0.82%
Telecom Coporation of
New Zealand	5,510,149	16,281,532
		16,281,532
Singapore – 1.99%
Jardine Matheson Holdings	558,815	17,177,973
Oversea-Chinese Banking	3,408,200	22,238,863
		39,416,836
South Africa – 1.00%
Sasol	348,678	19,838,381
		19,838,381
Spain – 7.98%
*Banco Santander	2,440,816	52,797,120
Iberdrola	2,781,080	40,872,248
Telefonica	2,230,515	64,690,792
		158,360,160
Switzerland – 3.10%
Novartis	1,208,830	61,512,423
		61,512,423
Taiwan – 2.05%
Chunghwa Telecom ADR	690,289	17,609,272
Taiwan Semiconductor
Manufacturing ADR	2,048,520	23,025,365
		40,634,637
United Kingdom – 20.79%
Aviva	1,202,068	15,032,417
BG Group	1,917,241	46,960,916
BP	3,953,615	48,066,222
Compass Group	2,970,442	20,153,148
GKN	2,998,545	17,005,342
GlaxoSmithKline	2,692,351	60,058,390
HBOS	2,850,712	26,652,092
Lloyds TSB Group	4,562,253	39,229,667
Royal Bank of Scotland Group	4,320,919	29,637,691
Royal Dutch Shell Class A	1,191,540	48,049,656
Unilever	1,827,791	61,885,703
		412,731,244
Total Common Stock
(cost $1,537,735,363)		1,971,799,202

Right – 0.03%
Wesfarmers	76,066	602,697
Total Right (cost $0)		602,697

(continues)     63

Statements of net assets

Delaware Pooled Trust – The International Equity Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Repurchase Agreements** – 0.03%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$477,656 (collateralized
by U.S. Government
obligations, ranging in par
value $47,220-$301,210
3.375%-5.125%,
6/15/09-6/30/11;
with total market value
$487,342)	$477,630	$ 477,630
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$142,377 (collateralized by
U.S. Government obligations,
par value $142,370, 3.375%
9/15/09; with market value
$145,230)	142,370	142,370
Total Repurchase Agreements
(cost $620,000)		620,000

Total Value of Securities Before
Securities Lending Collateral – 99.39%
(cost $1,538,355,363)		1,973,021,899

	Number of
	Shares
Securities Lending Collateral*** – 14.50%
Investment Companies
Mellon GSL DBT II
Collateral Fund	287,853,576	287,853,576
Total Securities Lending Collateral
(cost $287,853,576)		287,853,576

Total Value of Securities – 113.89%
(cost $1,826,208,939)		2,260,875,475 ©
Obligation to Return Securities Lending
Collateral*** – (14.50%)		(287,853,576)
Receivables and Other Assets
Net of Liabilities – 0.61%		12,016,979
Net Assets Applicable to 89,865,787
Shares Outstanding; Equivalent to $22.09
Per Share – 100.00%		$1,985,038,878
Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$1,387,225,584
Undistributed net investment income		31,579,667
Accumulated net realized gain on investments		131,625,502
Net unrealized appreciation of investments
and foreign currencies		434,608,125
Total net assets		$1,985,038,878

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Country and sector allocations.”
*	Fully or partially on loan.
†	Non-income producing security for the period ended April 30, 2008.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $273,719,559 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts[1]
				Unrealized
				Appreciation/
Contracts to Deliver		In Exchange For	Settlement Date	(Depreciation)
EUR	(54,160,500)	USD (84,196,559)	7/31/08	$ (22,127)
GBP	(27,837,000)	USD (55,087,335)	7/31/08	110,344
HKD	(8,289,901)	USD (1,063,817)	5/2/08	157
				$ 88,374

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The Labor Select International Equity Portfolio

April 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.09%Δ
Australia – 10.89%
Amcor	1,657,937	$ 10,555,981
Foster’s Group	4,562,180	21,817,611
National Australia Bank	913,325	26,025,728
Telstra	8,148,284	35,047,562
*Wesfarmers	347,353	12,253,763
		105,700,645
Belgium – 2.15%
Fortis	763,766	20,886,799
†Fortis Strip	305,506	4,771
		20,891,570
Finland – 1.32%
UPM-Kymmene	659,330	12,789,391
		12,789,391
France – 11.57%
*Carrefour	270,099	19,079,851
*France Telecom	959,567	30,212,818
*Renault	198,925	20,520,484
*Societe Generale	158,315	18,583,789
†Societe Generale - New	39,578	4,586,519
†Suez Strip	106,724	1,667
*Total	229,588	19,341,295
		112,326,423
Germany – 3.19%
RWE	267,685	30,999,923
		30,999,923
Hong Kong – 4.13%
Hong Kong Electric Holdings	2,972,500	18,650,233
Wharf Holdings	4,225,750	21,443,902
		40,094,135
Italy – 5.61%
Intesa Sanpaolo	4,161,410	31,212,841
UniCredito Italiano	3,045,750	23,213,439
		54,426,280
Japan – 18.32%
Astellas Pharma	496,200	20,277,394
Canon	634,300	31,714,985
Kao	770,000	20,804,798
KDDI	2,427	15,542,127
Millea Holdings	507,200	21,507,220
Nitto Denko	256,100	10,613,370
Seven & I Holdings	516,000	15,331,146
Takeda Pharmaceutical	526,500	27,793,112
West Japan Railway	3,295	14,225,522
		177,809,674
Netherlands – 4.52%
*ING Groep CVA	687,837	26,330,207
*Reed Elsevier	923,791	17,558,593
		43,888,800
New Zealand – 0.81%
*Telecom New Zealand	2,653,324	7,840,111
		7,840,111
Singapore – 1.07%
United Overseas Bank	693,000	10,423,358
		10,423,358
Spain – 8.05%
Banco Santander	1,266,128	27,387,526
Iberdrola	1,331,036	19,561,621
Telefonica	1,075,219	31,184,175
		78,133,322
Switzerland – 3.16%
Novartis	601,670	30,616,530
		30,616,530
United Kingdom – 23.30%
Aviva	547,697	6,849,205
BG Group	1,046,572	25,634,743
BP	2,541,219	30,894,965
Compass Group	1,753,662	11,897,828
GKN	1,718,140	9,743,912
GlaxoSmithKline	1,476,482	32,935,947
HBOS	1,384,332	12,942,501
Lloyds TSB Group	2,272,884	19,543,958
Royal Bank of Scotland Group	2,184,123	14,981,156
*Royal Dutch Shell Class A	769,973	31,049,682
Unilever	877,249	29,702,067
		226,175,964
Total Common Stock
(cost $799,663,769)		952,116,126

Right – 0.03%
Wesfarmers	38,595	305,799
Total Right (cost $0)		305,799

	Principal
	Amount (U.S. $)
Repurchase Agreements** – 1.43%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$10,688,579 (collateralized
by U.S. Government
obligations, ranging in par
value $1,057,000-$6,740,000,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $10,905,464)	$10,688,000	10,688,000
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$3,186,171 (collateralized by
U.S. Government obligations,
par value $3,186,000,
3.375% 9/15/09; with market
value $3,249,868)	3,186,000	3,186,000
Total Repurchase Agreements
(cost $13,874,000)		13,874,000

Total Value of Securities Before
Securities Lending Collateral – 99.55%
(cost $813,537,769)		966,295,925

(continues)     65

Statements of net assets

Delaware Pooled Trust – The Labor Select International Equity Portfolio

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral*** – 14.77%
Investment Companies
Mellon GSL DBT II
Collateral Fund	143,343,886	$ 143,343,886
Total Securities Lending Collateral
(cost $143,343,886)		143,343,886

Total Value of Securities – 114.32%
(cost $956,881,655)		1,109,639,811 ©
Obligation to Return Securities
Lending Collateral*** – (14.77%)		(143,343,886)
Receivables and Other Assets
Net of Liabilities – 0.45%		4,366,315
Net Assets Applicable to 51,513,723
Shares Outstanding; Equivalent to $18.84
Per Share – 100.00%		$ 970,662,240

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$ 789,410,649
Undistributed net investment income		15,899,231
Accumulated net realized gain on investments		12,573,993
Net unrealized appreciation of investments
and foreign currencies		152,778,367
Total net assets		$ 970,662,240

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in “Country and sector allocations.”
†	Non-income producing security for the period ended April 30, 2008.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $136,463,475 of securities loaned.

Summary of Abbreviations: CVA — Dutch Certificate EUR — European Monetary Unit GBP — British Pound Sterling HKD — Hong Kong Dollar USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts[1]
				Unrealized
			Settlement	Appreciation
Contracts to Deliver	In Exchange For		Date	(Depreciation)
GBP (22,123,500)	USD	43,780,747	7/31/08	$87,696
EUR (18,631,500)	USD	28,964,064	7/31/08	(7,612)
HKD (3,276,834)	USD	420,506	5/2/08	62
				$80,146

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The Emerging Markets Portfolio

April 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 89.23%Δ
Argentina – 1.94%
*Tenaris ADR	323,156	$ 17,130,500
		17,130,500
Brazil – 11.50%
AES Tiete	301,394	2,991,819
Companhia de
Concessoes Rodoviarias	792,100	15,273,015
*Companhia Vale do Rio Doce ADR	592,400	18,862,016
CPFL Energia	212,247	5,254,460
*†CPFL Energia ADR	50,900	3,771,690
Petroleo Brasileiro ADR	177,400	17,935,140
†Redecard	1,025,000	19,116,231
Santos-Brasil	260,599	4,508,980
*Votorantim Celulose e Papel ADR	435,950	13,858,851
		101,572,202
Chile – 1.12%
Banco Santander ADR	114,600	6,018,792
#Inversiones Aguas Metropolitanas
144A ADR	150,000	3,846,990
		9,865,782
China – 8.69%■
China Mobile	1,766,000	30,385,964
*China Power International
Development	20,112,000	7,328,703
China Shipping Development	4,746,000	15,924,029
COSCO Pacific	8,892,000	16,817,075
Texwinca	2,036,000	1,533,449
TPV Technology	6,762,000	4,702,491
		76,691,711
Colombia – 2.26%
*BanColombia ADR	500,700	19,987,944
		19,987,944
Czech Republic – 1.00%
Komercni Banka	36,000	8,844,568
		8,844,568
Egypt – 2.86%
MobiNil-Egyptian Mobile Services	181,227	6,620,625
Orascom Telecom Holding GDR	249,350	18,651,380
		25,272,005
India – 0.80%
Hero Honda Motors	334,135	7,034,595
		7,034,595
Israel – 2.53%
Bank Hapoalim	1,840,601	7,796,878
Bezeq Israeli Telecommunication	7,866,020	14,580,748
		22,377,626
Malaysia – 3.90%
Hong Leong Bank	2,948,400	5,693,333
MISC Foreign	3,816,100	11,113,682
Public Bank Foreign	2,332,500	8,417,379
Tanjong	1,807,800	9,213,542
		34,437,936
Mexico – 7.02%
America Movil Series L ADR	319,200	18,500,832
*†Banco Compartamos	1,100,800	4,597,601
*Cemex ADR	273,503	7,562,358
Grupo Aeroportuario del Pacifico ADR	99,900	4,082,913
Grupo Modelo Series C	2,437,300	10,760,656
Grupo Televisa ADR	321,700	7,939,556
Kimberly-Clark de Mexico Class A	1,795,600	8,543,954
		61,987,870
Philippines – 1.31%
*Philippine Long Distance
Telephone ADR	189,000	11,547,900
		11,547,900
Poland – 2.08%
Bank Pekao	103,845	9,067,176
Telekomunikacja Polska	920,749	9,289,134
		18,356,310
Republic of Korea – 4.48%
Hana Financial Group	342,380	15,480,507
Kookmin Bank	282,134	19,662,201
Samsung Electronics	6,213	4,404,235
		39,546,943
Russia – 8.25%
Evraz Group GDR	159,250	16,522,188
Gazprom ADR	241,950	12,871,740
LUKOIL ADR	345,064	30,917,734
Mobile TeleSystems ADR	161,600	12,536,928
		72,848,590
South Africa – 7.36%
*African Bank Investments	4,356,016	15,302,670
Impala Platinum Holdings	237,625	9,684,029
*Pretoria Portland Cement	1,615,694	8,551,303
Sasol	463,274	26,358,434
Telkom	298,474	5,076,820
		64,973,256
Taiwan – 15.25%
Asustek Computer	2,643,315	8,577,372
Chinatrust Financial Holding	7,246,000	7,555,974
Chunghwa Telecom	2,025,980	5,223,399
*Chunghwa Telecom ADR	515,970	13,162,395
Far EasTone Telecommunications	6,904,765	11,792,357
Lite-On Technology	11,969,121	14,073,226
MediaTek	1,212,450	15,729,297
Mega Financial Holding	21,151,000	18,617,187
President Chain Store	2,552,376	8,969,677
Synnex Technology International	1,859,359	4,977,018
Taiwan Semiconductor Manufacturing	11,877,134	26,018,715
		134,696,617
Thailand – 4.46%
Kasikornbank Foreign	2,298,754	6,379,386
Kasikornbank NVDR	213,546	589,255
Land & Houses NVDR	11,287,210	3,185,762
PTT PCL	1,253,100	13,198,844
Siam Cement NVDR	2,448,000	16,057,520
		39,410,767

(continues)     67

Statements of net assets

Delaware Pooled Trust – The Emerging Markets Portfolio

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Turkey – 2.42%
Akbank	1,169,771	$6,100,680
Tofas Turk Otomobil Fabrikasi	1,744,858	6,650,467
Turkcell Iletisim Hizmet	1,077,698	8,620,908
		21,372,055
Total Common Stock
(cost $616,535,211)		787,955,177

Preferred Stock– 8.74%
Brazil – 4.82%
AES Tiete	288,400	2,602,575
Companhia Vale do Rio Doce Class A	194,336	6,271,317
Investimentos Itau	3,054,906	20,216,557
Usinas Siderurgicas de Minas Gerais
Class A	280,800	13,497,726
		42,588,175
Republic of Korea – 3.92%
Hyundai Motor	370,720	13,324,496
Samsung Electronics	41,398	21,297,498
		34,621,994
Total Preferred Stock
(cost $54,506,654)		77,210,169

Right – 0.01%
Itausa-Investimentos	24,794	44,000
Total Right (cost $0)		44,000

	Principal
	Amount
	(U.S. $)
Repurchase Agreements** – 1.55%
BNP Paribas 1.95%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $10,536,971
(collateralized by U.S. Government
obligations, ranging in par
value $1,041,700-$6,644,600,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $10,750,615)	$10,536,400	10,536,400
UBS Warburg 1.93%, dated 4/30/08,
to be repurchased on 5/1/08,
repurchase price $3,140,768
(collateralized by U.S. Government
obligations, par value $3,140,600,
3.375% 9/15/09; with market
value $3,203,722)	3,140,600	3,140,600
Total Repurchase Agreements
(cost $13,677,000)		13,677,000

Total Value of Securities Before
Securities Lending Collateral – 99.53%
(cost $684,718,865)		878,886,346

	Number of
	Shares
Securities Lending Collateral*** – 8.65%
Investment Companies
Mellon GSL DBT II Collateral Fund	76,441,355	76,441,355
Total Securities Lending Collateral
(cost $76,441,355)		76,441,355

Total Value of Securities – 108.18%
(cost $761,160,220)		955,327,701	©
Obligation to Return Securities
Lending Collateral*** – (8.65%)		(76,441,355)
Receivables and Other Assets
Net of Liabilities – 0.47%		4,179,558
Net Assets Applicable to 62,261,517
Shares Outstanding; Equivalent to $14.18
Per Share – 100.00%		$883,065,904

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$629,756,752
Undistributed net investment income		5,804,414
Accumulated net realized gain on investments		53,293,050
Net unrealized appreciation of investments		194,211,688
Total net assets		$883,065,904

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 16 in “Country and sector allocations.”
*	Fully or partially on loan.
†	Non-income producing security for the period ended April 30, 2008.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $3,846,990, which represented 0.44% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
■	Securities listed and traded on the Hong Kong Stock Exchange. The securities have significant business operations in China.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $73,620,879 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
HKD — Hong Kong Dollar
NVDR — Non-Voting Depositary Receipts
USD — United States Dollar

The following foreign currency exchange contract was outstanding at April 30, 2008:

Foreign Currency Exchange Contract[1]
		Settlement	Unrealized
Contract to Deliver	In Exchange For	Date	Appreciation
HKD (526,450)	USD 67,558	5/2/08	$10

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

(continues)     69

Statements of net assets

Delaware Pooled Trust – The Global Real Estate Securities Portfolio
April 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.78%Δ
Australia – 10.30%
Goodman Group	1,055,866	$4,501,674
GPT Group	1,008,693	3,168,327
Stockland	563,711	3,844,338
*Valad Property Group	2,356,471	2,122,718
*Westfield Group	410,094	7,055,619
		20,692,676
Austria – 1.30%
†Conwert Immobilien Invest	140,879	2,605,094
		2,605,094
Brazil – 2.18%
†BR Malls Participacoes	200,507	2,171,295
Iguatemi Empresa de
Shopping Centers	170,422	2,204,351
		4,375,646
Canada – 4.29%
*Boardwalk Real Estate
Investment Trust	53,121	2,103,124
Brookfield Properties	149,224	2,988,034
*RioCan Real Estate Investment Trust	169,386	3,524,532
		8,615,690
China – 1.89%
†Country Garden Holdings	2,062,100	1,767,420
*Shimao Property Holdings	1,024,682	2,037,860
		3,805,280
France – 5.58%
*Fonciere Des Regions	19,120	2,917,480
Unibail-Rodamco	31,980	8,279,109
		11,196,589
Greece – 0.91%
Babis Vovos International
Construction	59,918	1,824,809
		1,824,809
Hong Kong – 13.74%
Hang Lung Group	473,000	2,545,931
Henderson Land Development	504,000	3,847,699
Hysan Development	346,266	1,004,088
Link REIT	850,616	2,040,933
Midland Holdings	289,500	300,876
*New World China Land	3,022,300	2,272,420
New World Development	1,437,000	3,706,008
*Sino Land	709,400	1,793,127
Sun Hung Kai Properties	575,000	10,070,568
		27,581,650
Italy – 0.91%
*Beni Stabili	1,622,728	1,826,018
		1,826,018
Japan – 14.94%
Aeon Mall	75,412	2,356,624
Japan Prime Realty Investment	309	974,538
Kenedix Realty Investment	290	1,714,903
Mitsubishi Estate	375,800	10,912,648
Mitsui Fudosan	314,900	7,933,054
NTT Urban Development	1,353	2,094,547
Sumitomo Realty & Development	81,300	2,032,499
*Tokyu REIT	236	1,981,038
		29,999,851
Malaysia – 1.84%
Bandar Raya Developments	1,253,266	809,327
KLCC Property Holdings	1,532,325	1,474,601
Sunway City	1,560,649	1,417,874
		3,701,802
Norway – 0.68%
*Norwegian Property	155,470	1,356,696
		1,356,696
Russia – 0.89%
†Open Investments Class S	7,209	1,787,832
		1,787,832
Singapore – 1.53%
CapitaLand	217,873	1,090,730
CapitaMall Trust	770,796	1,977,712
		3,068,442
Sweden – 0.51%
*Castellum	90,400	1,019,515
		1,019,515
United Kingdom – 7.19%
British Land	132,389	2,213,589
Derwent London	36,809	979,173
Hammerson	228,769	4,589,205
Land Securities Group	178,611	5,472,176
Unite Group	206,353	1,194,884
		14,449,027
United States – 30.10%
Alexandria Real Estate Equities	27,980	2,938,739
*AMB Property	27,467	1,586,219
American Campus Communities	19,600	598,388
*AvalonBay Communities	15,648	1,596,096
Boston Properties	28,799	2,894,012
*BRE Properties	18,085	867,176
*Digital Realty Trust	43,558	1,687,873
Entertainment Properties Trust	12,400	661,664
Equity Residential	70,204	2,914,870
*Essex Property Trust	9,634	1,146,446
*Federal Realty Investment Trust	13,529	1,111,407
*General Growth Properties	67,094	2,748,170
*HCP	48,272	1,723,310
*Health Care REIT	39,253	1,901,808
Highwoods Properties	11,069	387,858
Home Properties	16,600	872,662
Host Hotels & Resorts	144,508	2,485,538
*Kimco Realty	65,255	2,604,327
Kite Realty Group Trust	60,161	816,986
Liberty Property Trust	30,849	1,080,640
*Macerich	26,340	1,926,244
Macquarie Infrastructure	13,500	399,600

	Number of	Value
	Shares	(U.S.$)
Common Stock (continued)
United States (continued)
Marriott International Class A	17,731	$608,173
ProLogis	57,531	3,602,016
Public Storage	28,896	2,620,867
Ramco-Gershenson Properties	34,505	775,327
Regency Centers	23,880	1,709,092
*Simon Property Group	78,403	7,829,325
*SL Green Realty	7,272	674,842
Starwood Hotels & Resorts
Worldwide	18,500	965,885
*UDR	25,098	634,477
Ventas	50,808	2,467,236
Vornado Realty Trust	38,843	3,615,895
		60,453,168
Total Common Stock
(cost $210,612,573)		198,359,785

	Principal
	Amount (U.S.$)
Repurchase Agreements**– 0.16%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$243,513 (collateralized
by U.S. Government
obligations, ranging in par
value $24,100-$153,500,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $248,387)	$243,500	243,500
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$72,504 (collateralized by
U.S. Government obligations,
par value $72,600, 3.375%
9/15/09; with market value
$74,020)	72,500	72,500
Total Repurchase Agreements
(cost $316,000)		316,000

Total Value of Securities Before
Securities Lending Collateral – 98.94%
(cost $210,928,573)		198,675,785

	Number of
	Shares
Securities Lending Collateral*** – 17.87%
Investment Companies
Mellon GSL DBT II Collateral Fund	35,888,323	35,888,323
Total Securities Lending Collateral
(cost $35,888,323)		35,888,323

Total Value of Securities – 116.81%
(cost $246,816,896)		234,564,108 ©
Obligation to Return Securities
Lending Collateral*** – (17.87%)		(35,888,323)
Receivables and Other Assets
Net of Liabilities – 1.06%		2,136,388
Net Assets Applicable to 26,872,911
Shares Outstanding – 100.00%		$200,812,173

Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio Original
Class ($200,803,007 / 26,871,683 Shares)		$7.47
Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio Class P
($9,166 / 1,227.6 Shares)		$7.47

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$240,197,585
Distributions in excess of net investment income		(1,265,411)
Accumulated net realized loss on investments		(25,871,391)
Net unrealized depreciation of investments
and foreign currencies		(12,248,610)
Total net assets		$200,812,173

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 17 in “Country and sector allocations.”
†	Non-income producing security for the period ended April 30, 2008.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $35,915,491 of securities loaned.

Summary of Abbreviations:
GBP — British Pound Sterling
EUR — European Monetary Unit
REIT — Real Estate Investment Trust
USD — United States Dollar

(continues)     71

Statements of net assets

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contract[1]
		Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Depreciation
GBP (271,811)	USD 534,761	5/1/08	$(5,640)
EUR (362,777)	USD 563,865	5/2/08	(2,721)
			$(8,361)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The Global Fixed Income Portfolio

April 30, 2008 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 98.16%
Austria – 3.06%
Oesterreichische Kontrollbank
1.80% 3/22/10	JPY	300,000,000	$ 2,927,231
Republic of Austria
5.25% 1/4/11	EUR	3,700,000	5,972,869
			8,900,100
Belgium – 1.51%
Kingdom of Belgium
5.50% 9/28/17	EUR	2,600,000	4,411,604
			4,411,604
Canada – 0.78%
Canadian Government
1.90% 3/23/09	JPY	233,000,000	2,259,091
			2,259,091
Finland – 2.80%
Republic of Finland
5.375% 7/4/13	EUR	1,960,000	3,241,872
5.75% 2/23/11	EUR	3,000,000	4,910,698
			8,152,570
France – 12.76%
Compagnie de Financement
Foncier 0.60% 3/23/10	JPY	1,100,000,000	10,491,605
Government of France
5.00% 10/25/16	EUR	7,400,000	12,176,814
5.75% 10/25/32	EUR	2,750,000	4,906,998
8.50% 10/25/19	EUR	4,500,000	9,572,434
			37,147,851
Germany – 17.58%
Deutschland Republic
3.75% 1/4/15	EUR	4,900,000	7,529,648
4.25% 1/4/14	EUR	5,000,000	7,925,838
4.50% 1/4/13	EUR	6,000,000	9,598,913
KFW
1.85% 9/20/10	JPY	900,000,000	8,817,079
5.25% 7/4/12	EUR	6,800,000	11,044,859
Rentenbank 1.375% 4/25/13	JPY	650,000,000	6,272,759
			51,189,096
Ireland – 3.40%
Republic of Ireland
5.00% 4/18/13	EUR	6,100,000	9,891,149
			9,891,149
Italy – 3.73%
Republic of Italy
3.70% 11/14/16	JPY	985,000,000	10,856,258
			10,856,258
Japan – 11.03%
Development Bank of Japan
1.40% 6/20/12	JPY	1,200,000,000	11,629,668
2.30% 3/19/26	JPY	270,000,000	2,648,501
Japan Finance Corporation for
Municipal Enterprises
1.55% 2/21/12	JPY	870,000,000	8,505,693
2.00% 5/9/16	JPY	930,000,000	9,339,941
			32,123,803
Mexico – 4.78%
Mexican Bonos
8.00% 12/23/10	MXN	10,000,000	958,902
9.00% 12/20/12	MXN	20,000,000	1,988,939
9.50% 12/18/14	MXN	46,000,000	4,748,699
10.00% 12/5/24	MXN	55,000,000	6,233,717
			13,930,257
Netherlands – 8.66%
Bank Nederlandse Gemeenten
0.80% 9/22/08	JPY	1,170,000,000	11,249,600
Netherlands Government
4.25% 7/15/13	EUR	3,400,000	5,366,843
7.50% 1/15/23	EUR	4,200,000	8,601,112
			25,217,555
Norway – 3.79%
Eksportfinans 1.80% 6/21/10	JPY	1,130,000,000	11,031,000
			11,031,000
Poland – 2.78%
Poland Government
5.50% 3/12/12	EUR	5,000,000	8,081,433
			8,081,433
Spain – 4.14%
Instituto de Credito Oficial
4.625% 6/6/12	GBP	1,380,000	2,704,959
5.375% 3/17/10	GBP	1,610,000	3,227,438
Spanish Government
5.50% 7/30/17	EUR	3,600,000	6,107,582
			12,039,979
Supranational – 8.36%
European Investment Bank
1.40% 6/20/17	JPY	1,320,000,000	12,345,218
2.15% 1/18/27	JPY	180,000,000	1,718,740
Inter-American Development
Bank 5.50% 3/30/10	EUR	5,700,000	9,100,834
Nordic Investment Bank
1.70% 4/27/17	JPY	120,000,000	1,167,014
			24,331,806
United Kingdom – 7.07%
U.K. Treasury
4.00% 9/7/16	GBP	3,000,000	5,732,767
5.00% 3/7/12	GBP	800,000	1,626,876
5.00% 9/7/14	GBP	6,300,000	12,917,739
6.25% 11/25/10	GBP	150,000	311,942
			20,589,324
United States – 1.93%
Bank of America 5.65% 5/1/18	USD	3,020,000	3,027,943
*U.S. Treasury Notes
3.625% 5/15/13	USD	2,200,000	2,261,703
5.125% 5/15/16	USD	300,000	332,227
			5,621,873
Total Bonds (cost $255,101,734)			285,774,749

(continues)     73

Statements of net assets

Delaware Pooled Trust – The Global Fixed Income Portfolio

	Principal	Value
	Amount°	(U.S. $)
Repurchase Agreements** – 1.52%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase
price $3,405,184
(collateralized by U.S.
Government obligations,
ranging in par value
$337,000-$2,147,000,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $3,474,279)	USD 3,405,000	$ 3,405,000
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase
price $1,015,054
(collateralized by U.S.
Government obligations,
par value $1,015,000,
3.375% 9/15/09; with
market value $1,035,348)	1,015,000	1,015,000
Total Repurchase Agreements
(cost $4,420,000)		4,420,000
Total Value of Securities Before
Securities Lending Collateral – 99.68%
(cost $259,521,734)		290,194,749

	Number of
	Shares
Securities Lending Collateral*** – 0.92%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,675,957	2,675,957
Total Securities Lending Collateral
(cost $2,675,957)		2,675,957

Total Value of Securities – 100.60%
(cost $262,197,691)		292,870,706 ©
Obligation to Return Securities
Lending Collateral*** – (0.92%)		(2,675,957)
Receivables and Other Assets
Net of Liabilities – 0.32%		931,796
Net Assets Applicable to 23,636,973
Shares Outstanding; Equivalent to $12.32
Per Share – 100.00%		$291,126,545

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$255,932,928
Undistributed net investment income		8,196,238
Accumulated net realized loss on investments		(3,991,767)
Net unrealized appreciation of investments
and foreign currencies		30,989,146
Total net assets		$291,126,545

°Principal amount shown is stated in the currency in which each security is denominated.
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
USD — United States Dollar

*Fully or partially on loan.
**See Note 1 in “Notes to financial statements.”
***See Note 12 in “Notes to financial statements.”
©Includes $2,629,762 of securities loaned.

The following foreign currency exchange contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts[1]
		Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Appreciation
EUR (25,083,000)	USD 39,179,019	7/31/08	$175,366
GBP (15,319,000)	USD 30,272,259	7/31/08	17,831
			$193,197

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Pooled Trust – The International Fixed Income Portfolio

April 30, 2008 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 97.37%
Austria – 9.10%
Oesterreichische Kontrollbank
1.80% 3/22/10	JPY	125,000,000	$1,219,680
Republic of Austria
5.25% 1/4/11	EUR	500,000	807,144
6.25% 7/15/27	EUR	450,000	839,020
			2,865,844
Belgium – 4.02%
Kingdom of Belgium
5.50% 3/28/28	EUR	495,000	842,762
5.75% 9/28/10	EUR	260,000	422,141
			1,264,903
Finland – 1.39%
Republic of Finland
5.375% 7/4/13	EUR	265,000	438,314
			438,314
France – 9.02%
Compagnie de Financement
Foncier 0.60% 3/23/10	JPY	60,000,000	572,269
Dexia Municipal Agency
1.55% 10/31/13	JPY	59,000,000	568,559
1.80% 5/9/17	JPY	35,000,000	336,929
Government of France
5.00% 10/25/16	EUR	330,000	543,020
5.75% 10/25/32	EUR	460,000	820,808
			2,841,585
Germany – 25.87%
Deutsche Postbank
5.75% 3/19/09	EUR	1,500,000	1,206,171
Deutschland Republic
4.50% 1/4/13	EUR	420,000	671,924
6.50% 7/4/27	EUR	560,000	1,081,537
KFW
1.75% 3/23/10	JPY	150,000,000	1,464,196
1.85% 9/20/10	JPY	140,000,000	1,371,546
5.00% 7/4/11	EUR	750,000	1,197,359
Rentenbank 1.375% 4/25/13	JPY	120,000,000	1,158,048
			8,150,781
Ireland – 4.63%
Republic of Ireland
5.00% 4/18/13	EUR	900,000	1,459,350
			1,459,350
Italy – 3.96%
Republic of Italy 0.65% 3/20/09	JPY	130,000,000	1,247,178
			1,247,178
Japan – 12.92%
Development Bank of Japan
1.40% 6/20/12	JPY	150,000,000	1,453,708
1.75% 6/21/10	JPY	50,000,000	488,379
Japan Finance Corporation for
Municipal Enterprises
1.55% 2/21/12	JPY	187,000,000	1,828,236
2.00% 5/9/16	JPY	30,000,000	301,288
			4,071,611
Mexico – 4.04%
Mexican Bonos
8.00% 12/23/10	MXN	1,600,000	153,424
8.00% 12/7/23	MXN	5,000,000	478,927
9.50% 12/18/14	MXN	4,000,000	412,930
10.00% 12/5/24	MXN	2,000,000	226,681
			1,271,962
Netherlands – 10.07%
Bank Nederlandse Gemeenten
0.80% 9/22/08	JPY	11,000,000	105,765
1.85% 11/7/16	JPY	105,000,000	1,025,206
4.625% 9/13/12	EUR	500,000	791,387
Netherlands Government
7.50% 1/15/23	EUR	610,000	1,249,210
			3,171,568
Norway – 3.68%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,158,018
			1,158,018
Portugal – 1.02%
Portugal Obrigacoes do Tesouro
OT 5.15% 6/15/11	EUR	200,000	321,947
			321,947
Slovenia – 2.56%
Republic of Slovenia
6.00% 3/24/10	EUR	500,000	804,908
			804,908
Spain – 0.39%
Spanish Government
5.50% 7/30/17	EUR	72,000	122,152
			122,152
Supranational – 4.70%
European Investment Bank
1.40% 6/20/17	JPY	50,000,000	467,622
2.15% 1/18/27	JPY	35,000,000	334,199
Inter-American Development
Bank 5.50% 3/30/10	EUR	426,000	680,168
			1,481,989
Total Bonds (cost $27,224,327)			30,672,110

Repurchase Agreements* – 0.37%
BNP Paribas 1.95%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$89,375 (collateralized
by U.S. Government
obligations, ranging in par
value $8,800-$56,400,
3.375%-5.125%,
6/15/09-6/30/11; with total
market value $91,180)	USD	89,370	89,370

(continues)     75

Statements of net assets

Delaware Pooled Trust – The International Fixed Income Portfolio

Principal			Value
Amount°			(U.S. $)
Repurchase Agreements (continued)
UBS Warburg 1.93%, dated
4/30/08, to be repurchased
on 5/1/08, repurchase price
$26,631 (collateralized by
U.S. Government obligations,
par value $26,600, 3.375%
9/15/09; with market
value $27,172)	USD	26,630	$ 26,630
Total Repurchase Agreements
(cost $116,000)			116,000

Total Value of Securities – 97.74%
(cost $27,340,327)			30,788,110
Receivables and Other Assets
Net of Liabilities – 2.26%			712,889
Net Assets Applicable to 2,576,514
Shares Outstanding; Equivalent to $12.23
Per Share – 100.00%			$31,500,999

Components of Net Assets at April 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)			$28,963,682
Undistributed net investment income			966,982
Accumulated net realized loss on investments			(2,416,546)
Net unrealized appreciation of investments
and foreign currencies			3,986,881
Total net assets			$31,500,999

*See Note 1 in “Notes to financial statements.”

°Principal amount shown is stated in the currency in which each security is denominated.

EUR — European Monetary Unit
JPY — Japanese Yen
MXN — Mexican Peso
USD — United States Dollar

The following foreign currency exchange contract was outstanding at April 30, 2008:

Foreign Currency Exchange Contracts[1]
		Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Appreciation
EUR (1,305,000)	USD 2,038,377	7/31/08	$9,123

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of operations

Delaware Pooled Trust

Six Months Ended April 30, 2008 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Mid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$141,716	$8,602	$1,675,651	$14,949
Interest	2,009	1,518	45,057	3,860
Securities lending income	857	4,307	78,501	3,553
	144,582	14,427	1,799,209	22,362

Expenses:
Management fees	24,819	9,917	1,140,732	17,576
Accounting and administration expenses	1,805	529	82,962	937
Reports and statements to shareholders	825	679	11,674	50
Registration fees	18,652	6,768	11,452	7,520
Legal fees	581	388	27,549	396
Dividend disbursing and transfer agent fees and expenses	2,652	1,805	23,098	2,556
Custodian fees	270	313	4,379	1,242
Trustees’ fees	235	60	10,771	123
Dues and services	261	695	1,156	99
Audit and tax	4,159	4,066	15,852	4,463
Consulting fees	111	49	3,026	44
Trustees’ expenses	30	8	883	9
Pricing fees	362	504	378	514
Insurance fees	56	14	5,687	49
Taxes (other than taxes on income)	60	—	242	54
	54,878	25,795	1,339,841	35,632
Less expenses absorbed or waived	(23,976)	(13,954)	—	(13,663)
Less expense paid indirectly	(73)	(140)	(1,290)	(81)
Total operating expenses	30,829	11,701	1,338,551	21,888
Net Investment Income	113,753	2,726	460,658	474

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain on:
Investments	79,833	145,112	5,456,059	52,166
Foreign currencies	—	35	—	—
Net realized gain	79,833	145,147	5,456,059	52,166
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(1,458,804)	(417,913)	(57,005,487)	(672,472)
Net Realized and Unrealized Loss
on Investments and Foreign Currencies	(1,378,971)	(272,766)	(51,549,428)	(620,306)

Net Decrease In Net Assets Resulting
from Operations	$(1,265,218)	$(270,040)	$(51,088,770)	$(619,832)

See accompanying notes

(continues)     77

Statements of operations

Delaware Pooled Trust

	The	The	The	The	The
	Small-Cap	Focus Smid-Cap	Smid-Cap	Real Estate	Intermediate
	Growth Equity	Growth Equity	Growth Equity	Investment	Fixed Income
	Portfolio	Portfolio	Portfolio	Trust Portfolio II	Portfolio
Investment Income:
Dividends	$31,512	$41,457	$9,738	$222,663	$—
Interest	2,989	3,927	992	8,166	206,075
Securities lending income	14,763	13,012	4,388	4,253	7,352
Foreign tax witheld	—	—	—	(302)	—
	49,264	58,396	15,118	234,780	213,427

Expenses:
Management fees	48,084	27,733	9,056	41,549	16,621
Accounting and administration expenses	2,564	1,479	483	2,216	1,662
Reports and statements to shareholders	133	128	744	—	440
Registration fees	5,917	948	2,069	6,245	3,642
Legal fees	666	510	152	670	820
Dividend disbursing and transfer agent fees and expenses	2,831	2,553	1,780	2,098	2,611
Custodian fees	1,540	211	416	598	2,816
Trustees’ fees	355	197	63	295	213
Dues and services	72	378	190	765	25
Audit and tax	5,425	4,068	3,736	4,010	2,851
Consulting fees	311	56	20	143	163
Trustees’ expenses	58	23	7	23	28
Pricing fees	531	307	519	379	2,626
Insurance fees	1	96	30	127	—
Taxes (other than taxes on income)	188	—	7	—	12
	68,676	38,687	19,272	59,118	34,530
Less expenses absorbed or waived	(10,975)	(4,470)	(7,983)	(11,114)	(20,055)
Less expense paid indirectly	—	(127)	(132)	(72)	(4)
Total operating expenses	57,701	34,090	11,157	47,932	14,471
Net Investment Income (Loss)	(8,437)	24,306	3,961	186,848	198,956

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	1,135,520	(389,232)	(49,220)	(1,054,955)	163,278
Futures contracts	—	—	—	—	(36,037)
Written options	—	—	—	—	7,292
Swap contracts	—	—	—	—	93,825
Net realized gain (loss)	1,135,520	(389,232)	(49,220)	(1,054,955)	228,358
Net change in unrealized appreciation/depreciation
of investments	(4,253,964)	(915,845)	(372,102)	(137,843)	(85,054)
Net Realized and Unrealized Gain (Loss)
on Investments	(3,118,444)	(1,305,077)	(421,322)	(1,192,798)	143,304

Net Increase (Decrease) In Net Assets Resulting
from Operations	$(3,126,881)	$(1,280,771)	$(417,361)	$(1,005,950)	$342,260

See accompanying notes

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$—	$2,754	$—	$43,512,133
Interest	885,120	776,513	4,219,799	117,647
Securities lending income	23,499	5,566	84,723	1,948,781
Foreign tax withheld	—	—	—	(3,548,715)
	908,619	784,833	4,304,522	42,029,846

Expenses:
Management fees	71,179	43,886	332,033	7,972,818
Accounting and administration expenses	7,118	3,901	30,887	425,217
Reports and statements to shareholders	984	716	1,227	36,676
Registration fees	8,017	6,730	6,672	11,517
Legal fees	3,309	2,193	9,730	134,404
Dividend disbursing and transfer agent fees and expenses	4,000	3,151	9,523	108,214
Custodian fees	11,606	1,843	26,502	399,900
Trustees’ fees	917	505	4,075	55,921
Dues and services	63	64	237	6,369
Audit and tax	3,880	4,371	10,907	94,589
Consulting fees	339	132	1,650	25,248
Trustees’ expenses	116	56	488	7,193
Pricing fees	5,890	4,734	9,724	3,289
Insurance fees	—	222	582	19,859
Taxes (other than taxes on income)	125	23	288	11,915
	117,543	72,527	444,525	9,313,129
Less expenses absorbed or waived	(45,731)	(24,666)	(140,535)	—
Less expense paid indirectly	(9,989)	(325)	(20,067)	(8,813)
Total operating expenses	61,823	47,536	283,923	9,304,316
Net Investment Income	846,796	737,297	4,020,599	32,725,530

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(63,685)	(1,127,204)	(969,493)	135,112,091
Futures contracts	263,062	—	1,122,217	—
Swap contracts	73,933	(4,924)	139,749	—
Written options	34,941	—	231,152	—
Foreign currencies	—	—	516,452	3,913,842
Net realized gain (loss)	308,251	(1,132,128)	1,040,077	139,025,933
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(337,298)	134,789	(1,845,202)	(401,232,760)
Net Realized and Unrealized Loss
on Investments and Foreign Currencies	(29,047)	(997,339)	(805,125)	(262,206,827)

Net Increase (Decrease) In Net Assets Resulting
from Operations	$817,749	$(260,042)	$3,215,474	$(229,481,297)

See accompanying notes

(continues)     79

Statements of operations

Delaware Pooled Trust

			The
	The	The	Global	The	The
	Labor Select	Emerging	Real Estate	Global Fixed	International
	International	Markets	Securities	Income	Fixed Income
	Equity Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$20,797,537	$12,648,637	$3,898,364	$—	$—
Interest	181,306	103,767	147,260	4,301,238	435,391
Securities lending income	917,785	356,194	151,644	30,347	640
Foreign tax withheld	(1,592,411)	(879,607)	(178,966)	—	—
	20,304,217	12,228,991	4,018,302	4,331,585	436,031

Expenses:
Management fees	3,683,679	4,222,201	1,140,231	727,237	79,373
Accounting and administration expenses	196,463	168,888	49,012	58,179	6,350
Reports and statements to shareholders	15,691	17,764	5,741	4,186	848
Registration fees	19,015	6,016	27,516	4,301	5,504
Legal fees	63,621	58,688	20,534	17,468	2,025
Dividend disbursing and transfer agent fees and expenses	51,845	44,164	16,757	16,879	3,780
Custodian fees	153,523	316,806	30,864	42,209	7,206
Trustees’ fees	25,286	21,692	6,732	7,285	805
Dues and services	4,982	6,857	2,551	484	54
Audit and tax	38,862	43,956	12,994	11,728	4,617
Consulting fees	7,050	7,381	1,155	2,501	274
Trustees’ expenses	3,119	2,303	786	734	84
Pricing fees	2,906	3,601	3,515	2,513	2,518
Insurance fees	10,742	8,744	2,458	3,957	365
Taxes (other than taxes on income)	8,100	2,157	733	—	19
Distribution expenses – Class P	—	—	11	—	—
	4,284,884	4,931,218	1,321,590	899,661	113,822
Less expenses absorbed or waived	—	—	(4,454)	(22,351)	(18,081)
Less expense paid indirectly	(3,176)	(63,399)	(20,307)	(534)	(73)
Total operating expenses	4,281,708	4,867,819	1,296,829	876,776	95,668
Net Investment Income	16,022,509	7,361,172	2,721,473	3,454,809	340,363

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	14,059,643	54,099,131	(23,488,488)	1,651,302	(193,455)
Foreign currencies	2,019,234	327,697	(71,027)	5,318,116	679,818
Net realized gain (loss)	16,078,877	54,426,828	(23,559,515)	6,969,418	486,363
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(136,313,323)	(94,501,606)	(26,733,380)	14,599,840	2,179,068
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(120,234,446)	(40,074,778)	(50,292,895)	21,569,258	2,665,431

Net Increase (Decrease) In Net Assets Resulting
from Operations	$(104,211,937)	$(32,713,606)	$(47,571,422)	$25,024,067	$3,005,794

See accompanying notes

Statements of changes in net assets

Delaware Pooled Trust

	The				The
	Large-Cap		The		Large-Cap
	Value Equity		Select 20		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$113,753	$298,593	$2,726	$(19,190)	$460,658	$602,904
Net realized gain on investments
and foreign currencies	79,833	1,404,472	145,147	1,418,710	5,456,059	10,718,322
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(1,458,804)	(458,647)	(417,913)	(204,100)	(57,005,487)	58,563,218
Net increase (decrease) in net assets
resulting from operations	(1,265,218)	1,244,418	(270,040)	1,195,420	(51,088,770)	69,884,444

Dividends and Distributions to
Shareholders from:
Net investment income	(281,600)	(266,537)	—	—	(611,041)	(132,656)
Net realized gain on investments	(819,533)	—			(3,840,827)	—
	(1,101,133)	(266,537)	—	—	(4,451,868)	(132,656)
Capital Share Transactions:
Proceeds from shares sold	3	96,834	2,295,000	4	19,650,000	154,149,278
Net asset value of shares issued upon
reinvestment of dividends
and distributions	1,056,003	208,556	—	—	4,189,550	104,845
	1,056,006	305,390	2,295,000	4	23,839,550	154,254,123

Cost of shares repurchased	(50,000)	(7,322,652)	—	(6,545,924)	(29,734,749)	(49,954,314)

Increase (decrease) in net assets
derived from capital
share transactions	1,006,006	(7,017,262)	2,295,000	(6,545,920)	(5,895,199)	104,299,809

Net Increase (Decrease) In Net Assets	(1,360,345)	(6,039,381)	2,024,960	(5,350,500)	(61,435,837)	174,051,597

Net Assets:
Beginning of period	10,277,929	16,317,310	2,632,714	7,983,214	460,899,690	286,848,093
End of period	$8,917,584	$10,277,929	$4,657,674	$2,632,714	$399,463,853	$460,899,690

Undistributed net investment income	$69,068	$236,915	$2,761	$—	$430,146	$580,529

See accompanying notes

(continues)     81

Statements of changes in net assets

Delaware Pooled Trust

	The		The		The
	Mid-Cap		Small-Cap		Focus Smid-Cap
	Growth Equity		Growth Equity		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$474	$(5,510)	$(8,437)	$(159,214)	$24,306	$12,655
Net realized gain (loss) on investments
and foreign currencies	52,166	4,174,226	1,135,520	19,991,278	(389,232)	560,607
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(672,472)	(1,873,235)	(4,253,964)	(9,738,267)	(915,845)	561,326
Net increase (decrease) in net assets
resulting from operations	(619,832)	2,295,481	(3,126,881)	10,093,797	(1,280,771)	1,134,588

Dividends and Distributions to
Shareholders from:
Net investment income	—	—	—	—	(23,963)	(7,707)
Net realized gain on investments	(3,960,393)	(1,811,492)	(10,616,858)	(8,061,809)	(561,191)	(273,908)
	(3,960,393)	(1,811,492)	(10,616,858)	(8,061,809)	(585,154)	(281,615)
Capital Share Transactions:
Proceeds from shares sold	4	291,429	836,076	285,113	3,893,376	1,547,718
Net asset value of shares issued upon
reinvestment of dividends
and distributions	3,960,389	1,811,492	8,901,015	7,377,731	186,778	281,615
	3,960,393	2,102,921	9,737,091	7,662,844	4,080,154	1,829,333

Cost of shares repurchased	—	(14,409,854)	(4,003,851)	(59,167,977)	(5,119,784)	—

Increase (decrease) in net assets
derived from capital
share transactions	3,960,393	(12,306,933)	5,733,240	(51,505,133)	(1,039,630)	1,829,333

Net Increase (Decrease) In Net Assets	(619,832)	(11,822,944)	(8,010,499)	(49,473,145)	(2,905,555)	2,682,306

Net Assets:
Beginning of period	5,373,875	17,196,819	18,564,302	68,037,447	8,781,153	6,098,847
End of period	$4,754,043	$5,373,875	$10,553,803	$18,564,302	$5,875,598	$8,781,153

Undistributed net investment income	$474	$—	$—	$—	$11,812	$12,143

See accompanying notes

	The		The		The
	Smid-Cap		Real Estate		Intermediate
	Growth Equity		Investment Trust		Fixed Income
	Portfolio		Portfolio II		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$3,961	$(8,791)	$186,848	$163,603	$198,956	$1,058,031
Net realized gain (loss) on investments
and foreign currencies	(49,220)	256,842	(1,054,955)	5,148,860	228,358	(101,389)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(372,102)	276,136	(137,843)	(4,309,429)	(85,054)	(113,139)
Net increase (decrease) in net assets
resulting from operations	(417,361)	524,187	(1,005,950)	1,003,034	342,260	843,503

Dividends and Distributions to
Shareholders from:
Net investment income	—	—	(125,724)	(168,855)	(211,066)	(1,145,846)
Net realized gain on investments	(204,472)	—	(5,218,577)	(14,692,832)	—	—
	(204,472)	—	(5,344,301)	(14,861,687)	(211,066)	(1,145,846)
Capital Share Transactions:
Proceeds from shares sold	1	11	321,811	1,495,584	124,846	5,187,241
Net asset value of shares issued upon
reinvestment of dividends
and distributions	204,472	—	4,855,495	12,265,575	181,705	1,099,852
	204,473	11	5,177,306	13,761,159	306,551	6,287,093

Cost of shares repurchased	—	—	(3,504,938)	(11,530,063)	(6,714,924)	(20,988,653)

Increase (decrease) in net assets
derived from capital
share transactions	204,473	11	1,672,368	2,231,096	(6,408,373)	(14,701,560)

Net Increase (Decrease) In Net Assets	(417,360)	524,198	(4,677,883)	(11,627,557)	(6,277,179)	(15,003,903)

Net Assets:
Beginning of period	2,823,623	2,299,425	13,789,026	25,416,583	13,791,218	28,795,121
End of period	$2,406,263	$2,823,623	$9,111,143	$13,789,026	$7,514,039	$13,791,218

Undistributed (distributions in excess of)
net investment income	$2,205	$—	$228,260	$84,317	$1,451	$(10,531)

See accompanying notes

(continues)     83

Statements of changes in net assets

Delaware Pooled Trust

	The		The		The
	Core Focus		High-Yield		Core Plus
	Fixed Income		Bond		Fixed Income
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$846,796	$2,956,853	$737,297	$1,253,267	$4,020,599	$12,836,544
Net realized gain (loss) on investments
and foreign currencies	308,251	72,431	(1,132,128)	(297,282)	1,040,077	(872,820)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(337,298)	(463,967)	134,789	(243,300)	(1,845,202)	(2,094,251)
Net increase (decrease) in net assets
resulting from operations	817,749	2,565,317	(260,042)	712,685	3,215,474	9,869,473

Dividends and Distributions to
Shareholders from:
Net investment income	(2,889,431)	(2,210,441)	(1,527,622)	(487,045)	(12,533,870)	(9,224,657)

Capital Share Transactions:
Proceeds from shares sold	1	14,967,313	2,592,549	19,048,386	11,093,694	102,964,036
Net asset value of shares issued upon
reinvestment of dividends
and distributions	1,765,343	2,088,641	1,527,621	487,045	12,533,869	8,417,296
	1,765,344	17,055,954	4,120,170	19,535,431	23,627,563	111,381,332

Cost of shares repurchased	(8,224,972)	(29,941,175)	(6,062,047)	(4,430,472)	(85,616,690)	(126,592,961)

Increase (decrease) in net assets
derived from capital
share transactions	(6,459,628)	(12,885,221)	(1,941,877)	15,104,959	(61,989,127)	(15,211,629)

Net Increase (Decrease) In Net Assets	(8,531,310)	(12,530,345)	(3,729,541)	15,330,599	(71,307,523)	(14,566,813)

Net Assets:
Beginning of period	41,311,283	53,841,628	21,497,049	6,166,450	190,307,526	204,874,339
End of period	$32,779,973	$41,311,283	$17,767,508	$21,497,049	$119,000,003	$190,307,526

Undistributed net investment income	$473,171	$2,488,350	$487,076	$1,256,554	$2,676,559	$10,620,052

See accompanying notes

	The		The		The
	International		Labor Select		Emerging
	Equity		International Equity		Markets
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$32,725,530	$62,913,719	$16,022,509	$27,390,924	$7,361,172	$20,176,601
Net realized gain on investments
and foreign currencies	139,025,933	187,476,026	16,078,877	132,517,116	54,426,828	170,496,851
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(401,232,760)	235,363,025	(136,313,323)	44,662,793	(94,501,606)	146,988,198
Net increase (decrease) in net assets
resulting from operations	(229,481,297)	485,752,770	(104,211,937)	204,570,833	(32,713,606)	337,661,650

Dividends and Distributions to
Shareholders from:
Net investment income	(52,306,336)	(59,743,011)	(21,149,627)	(23,800,024)	(19,955,704)	(17,240,744)
Net realized gain on investments	(196,558,829)	(231,113,345)	(137,405,507)	(82,237,970)	(171,112,712)	(127,413,306)
	(248,865,165)	(290,856,356)	(158,555,134)	(106,037,994)	(191,068,416)	(144,654,050)
Capital Share Transactions:
Proceeds from shares sold	89,191,865	346,858,510	32,699,938	176,477,701	11,714,062	20,026,560
Purchase reimbursement fees	—	—	—	—	59,815	2,025,653
Net asset value of shares issued upon
reinvestment of dividends
and distributions	155,210,426	180,699,842	158,555,131	106,037,994	187,766,920	142,889,527
	244,402,291	527,558,352	191,255,069	282,515,695	199,540,797	164,941,740

Cost of shares repurchased	(300,777,567)	(370,383,950)	(50,917,358)	(243,491,713)	(911,070,311)	(111,898,392)
Redemption reimbursement fees	—	—	—	—	854,066,979	795,768
	(300,777,567)	(370,383,950)	(50,917,358)	(243,491,713)	(57,003,332)	(111,102,624)
Increase (decrease) in net assets
derived from capital
share transactions	(56,375,276)	157,174,402	140,337,711	39,023,982	142,537,465	53,839,116

Net Increase (Decrease) In Net Assets	(534,721,738)	352,070,816	(122,429,360)	137,556,821	(81,244,557)	246,846,716

Net Assets:
Beginning of period	2,519,760,616	2,167,689,800	1,093,091,600	955,534,779	964,310,461	717,463,745
End of period	$1,985,038,878	$2,519,760,616	$970,662,240	$1,093,091,600	$883,065,904	$964,310,461

Undistributed net investment income	$31,579,667	$45,330,363	$15,899,231	$19,007,115	$5,804,414	$17,966,540

See accompanying notes

(continues)     85

Statements of changes in net assets

Delaware Pooled Trust

	The
	Global		The		The
	Real Estate		Global		International
	Securities		Fixed Income		Fixed Income
	Portfolio		Portfolio		Portfolio
	Six Months	1/10/07*	Six Months	Year	Six Months	Year
	Ended	to	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$2,721,473	$3,326,491	$3,454,809	$6,441,425	$340,363	$676,700
Net realized gain (loss) on investments
and foreign currencies	(23,559,515)	(2,869,041)	6,969,418	5,798,054	486,363	1,208,745
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(26,733,380)	14,484,770	14,599,840	11,001,766	2,179,068	918,645
Net increase (decrease) in net assets
resulting from operations	(47,571,422)	14,942,220	25,024,067	23,241,245	3,005,794	2,804,090

Dividends and Distributions to
Shareholders from:
Net investment income	(11,757,994)	—	(12,715,444)	(11,123,381)	(1,709,358)	(330,956)
The Global Real Estate Securities
Portfolio Class P	(371)	—	—	—	—	—
	(11,758,365)	—	(12,715,444)	(11,123,381)	(1,709,358)	(330,956)
Capital Share Transactions:
Proceeds from shares sold	57,492,156	355,964,213	17,930,906	33,244,548	—	2,471,770
The Global Real Estate Securities
Portfolio Class P	—	10,017	—	—	—	—
Net asset value of shares issued upon
reinvestment of dividends
and distributions	11,757,994	—	9,998,614	8,952,428	1,709,358	325,326
The Global Real Estate Securities
Portfolio Class P	371	—	—	—	—	—
	69,250,521	355,974,230	27,929,520	42,196,976	1,709,358	2,797,096

Cost of shares repurchased	(145,322,719)	(34,702,292)	(32,010,899)	(47,221,050)	(3,673,566)	(12,374,191)

Increase (decrease) in net assets
derived from capital
share transactions	(76,072,198)	321,271,938	(4,081,379)	(5,024,074)	(1,964,208)	(9,577,095)

Net Increase (Decrease) In Net Assets	(135,401,985)	336,214,158	8,227,244	7,093,790	(667,772)	(7,103,961)

Net Assets:
Beginning of period	336,214,158	—	282,899,301	275,805,511	32,168,771	39,272,732
End of period	$200,812,173	$336,214,158	$291,126,545	$282,899,301	$31,500,999	$32,168,771

Undistributed (distributions in excess of)
net investment income	$(1,265,411)	$3,158,273	$8,196,238	$11,098,044	$966,982	$1,551,023

*Commencement of operations.

See accompanying notes

Financial highlights

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$22.370	$20.960	$17.330	$16.260	$14.920	$12.600

Income (loss) from investment operations:
Net investment income[2]	0.227	0.439	0.353	0.255	0.254	0.268
Net realized and unrealized gain (loss) on investments	(2.830)	1.315	3.531	0.990	1.372	2.294
Total from investment operations	(2.603)	1.754	3.884	1.245	1.626	2.562

Less dividends and distributions from:
Net investment income	(0.613)	(0.344)	(0.254)	(0.175)	(0.286)	(0.242)
Net realized gain on investments	(1.784)	—	—	—	—	—
Total dividends and distributions	(2.397)	(0.344)	(0.254)	(0.175)	(0.286)	(0.242)

Net asset value, end of period	$17.370	$22.370	$20.960	$17.330	$16.260	$14.920

Total return[3]	(12.34% )	8.49%	22.66%	7.69%	11.00%	20.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,918	$10,278	$16,317	$9,640	$15,521	$38,566
Ratio of expenses to average net assets	0.68%	0.69%	0.68%	0.69%	0.68%	0.63%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.22%	1.00%	1.15%	1.29%	0.85%	0.85%
Ratio of net investment income to average net assets	2.53%	2.00%	1.88%	1.49%	1.61%	2.01%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	1.99%	1.69%	1.41%	0.89%	1.44%	1.79%
Portfolio turnover	25%	14%	109%	49%	67%	68%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

(continues)     87

Financial highlights

Delaware Pooled Trust – The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07		10/31/06		10/31/05		10/31/04		10/31/03
	(Unaudited)
Net asset value, beginning of period	$6.880	$5.770		$5.590		$4.960		$4.870		$3.640

Income (loss) from investment operations:
Net investment income (loss)[2]	0.006	(0.016)		(0.011)		(0.008)		(0.013)		(0.010)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.676)	1.126		0.191		0.638		0.103		1.240
Total from investment operations	(0.670)	1.110		0.180		0.630		0.090		1.230

Net asset value, end of period	$6.210	$6.880		$5.770		$5.590		$4.960		$4.870

Total return[3]	(9.61% )	19.24%		3.22%		12.70%		1.85%		33.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,658	$2,633		$7,983		$14,522		$6,727		$6,611
Ratio of expenses to average net assets	0.89%	0.90%		0.89%		0.90%		0.89%		0.89%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.94%	1.23%		1.06%		1.15%		1.16%		1.02%
Ratio of net investment income (loss) to average net assets	0.20%	(0.26%	)	(0.20%	)	(0.14%	)	(0.25%	)	(0.25%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.85% )	(0.59%	)	(0.37%	)	(0.39%	)	(0.52%	)	(0.38%	)
Portfolio turnover	125%	47%		55%		220%		99%		90%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months	Year	11/1/05[2]
	Ended	Ended	to
	4/30/08[1]	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$10.560	$8.780	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.011	0.016	0.008
Net realized and unrealized gain (loss) on investments	(1.139)	1.768	0.277
Total from investment operations	(1.128)	1.784	0.285

Less dividends and distributions from:
Net investment income	(0.014)	(0.004)	(0.005)
Net realized gain on investments	(0.088)	—	—
Total dividends and distributions	(0.102)	(0.004)	(0.005)

Net asset value, end of period	$9.330	$10.560	$8.780

Total return[4]	(10.76% )	20.33%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$399,464	$460,900	$286,848
Ratio of expenses to average net assets	0.65%	0.64%	0.65%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.65%	0.64%	0.71%
Ratio of net investment income to average net assets	0.22%	0.17%	0.10%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	0.22%	0.17%	0.04%
Portfolio turnover	38%	25%	25%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager, as applicable. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

(continues)     89

Financial highlights

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04		10/31/03
	(Unaudited)
Net asset value, beginning of period	$4.250	$3.940	$3.830	$3.440	$3.230		$2.450

Income (loss) from investment operations:
Net investment income (loss)[2]	—	(0.002)	(0.004)	(0.015)	(0.010)		(0.012)
Net realized and unrealized gain (loss) on investments	(0.265)	0.721	0.352	0.526	0.220		0.792
Total from investment operations	(0.265)	0.719	0.348	0.511	0.210		0.780

Less dividends and distributions from:
Net realized gain on investments	(3.135)	(0.409)	(0.238)	(0.121)	—		—
Total dividends and distributions	(3.135)	(0.409)	(0.238)	(0.121)	—		—

Net asset value, end of period	$0.850	$4.250	$3.940	$3.830	$3.440		$3.230

Total return[3]	(11.85% )	19.76%	9.18%	15.05%	6.50%		31.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,754	$5,374	$17,197	$19,174	$17,696		$13,938
Ratio of expenses to average net assets	0.93%	0.95%	0.93%	0.93%	0.92%		0.93%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.52%	1.25%	1.01%	0.99%	0.94%		1.03%
Ratio of net investment income (loss) to average net assets	0.02%	(0.06% )	(0.10% )	(0.40% )	(0.31%	)	(0.41%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.57% )	(0.36% )	(0.18% )	(0.46% )	(0.33%	)	(0.51%	)
Portfolio turnover	94%	86%	83%	84%	113%		111%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06		10/31/05		10/31/04		10/31/03
	(Unaudited)
Net asset value, beginning of period	$18.090	$17.290	$15.460		$14.300		$13.390		$10.130

Income (loss) from investment operations:
Net investment loss[2]	(0.004)	(0.055)	(0.068)		(0.050)		(0.061)		(0.042)
Net realized and unrealized gain (loss) on investments	(2.025)	3.417	1.898		1.210		0.971		3.302
Total from investment operations	(2.029)	3.362	1.830		1.160		0.910		3.260

Less dividends and distributions from:
Net realized gain on investments	(10.931)	(2.562)	—		—		—		—
Total dividends and distributions	(10.931)	(2.562)	—		—		—		—

Net asset value, end of period	$5.130	$18.090	$17.290		$15.460		$14.300		$13.390

Total return[3]	(18.20% )	22.01%	11.84%		8.11%		6.80%		32.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,554	$18,564	$68,037		$77,896		$108,043		$94,168
Ratio of expenses to average net assets	0.90%	0.91%	0.89%		0.86%		0.85%		0.87%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.07%	0.91%	0.90%		0.86%		0.85%		0.88%
Ratio of net investment loss to average net assets	(0.13% )	(0.34% )	(0.40%	)	(0.34%	)	(0.43%	)	(0.37%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.30% )	(0.34% )	(0.41%	)	(0.34%	)	(0.43%	)	(0.38%	)
Portfolio turnover	80%	72%	69%		61%		67%		47%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager, as applicable. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

(continues)     91

Financial highlights

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months						12/1/03[2]
	Ended	Year Ended					to
	4/30/08[1]	10/31/07	10/31/06		10/31/05		10/31/04
	(Unaudited)
Net asset value, beginning of period	$11.360	$10.290	$9.460		$8.360		$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.030	0.018	0.018		(0.054)		(0.037)
Net realized and unrealized gain (loss) on investments	(1.653)	1.527	0.812		1.154		(0.103)
Total from investment operations	(1.623)	1.545	0.830		1.100		(0.140)

Less dividends and distributions from:
Net investment income	(0.031)	(0.013)	—		—		—
Net realized gain on investments	(0.726)	(0.462)	—		—		—
Total dividends and distributions	(0.757)	(0.475)	—		—		—

Net asset value, end of period	$8.980	$11.360	$10.290		$9.460		$8.360

Total return[4]	(14.65% )	15.77%	8.77%		13.16%		(1.65%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,876	$8,781	$6,099		$2,226		$1,968
Ratio of expenses to average net assets	0.92%	0.93%	0.92%	[5]	0.93%	[5]	0.92%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.04%	1.11%	1.36%		1.93%		1.61%
Ratio of net investment income (loss) to average net assets	0.66%	0.18%	0.18%		(0.60%	)	(0.48%	)
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	0.54%	(0.01% )	(0.26%	)	(1.60%	)	(1.17%	)
Portfolio turnover	46%	33%	113%		86%		75%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
5 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.98% and 0.95%, respectively.

See accompanying notes

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months					12/1/04[2]
	Ended	Year Ended				to
	4/30/08[1]	10/31/07		10/31/06		10/31/05
	(Unaudited)
Net asset value, beginning of period	$12.000	$9.770		$8.670		$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.016	(0.037)		(0.052)		(0.050)
Net realized and unrealized gain (loss) on investments	(1.727)	2.267		1.152		0.220
Total from investment operations	(1.711)	2.230		1.100		0.170

Less dividends and distributions from:
Net realized gain on investments	(0.869)	—		—		—
Total dividends and distributions	(0.869)	—		—		—

Net asset value, end of period	$9.420	$12.000		$9.770		$8.670

Total return[4]	(14.81% )	22.82%		12.69%		2.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,406	$2,824		$2,299		$2,040
Ratio of expenses to average net assets	0.93%	0.95%		0.92%	[5]	0.92%	[5]
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.59%	1.79%		1.87%		2.36%
Ratio of net investment income (loss) to average net assets	0.33%	(0.35%	)	(0.55%	)	(0.58%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.33% )	(1.22%	)	(1.50%	)	(2.02%	)
Portfolio turnover	109%	92%		87%		80%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
5 Ratios for the year ended October 31, 2006 and the period ended October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.02% and 0.98%, respectively.

See accompanying notes

(continues)     93

Financial highlights

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$13.600	$30.730	$26.430	$26.220	$21.890	$17.320

Income (loss) from investment operations:
Net investment income[2]	0.123	0.150	0.589	0.712	0.662	0.914
Net realized and unrealized gain (loss) on investments	(1.452)	0.763	7.423	2.409	5.179	4.288
Total from investment operations	(1.329)	0.913	8.012	3.121	5.841	5.202

Less dividends and distributions from:
Net investment income	(0.124)	(0.205)	(1.101)	(0.172)	(0.963)	(0.632)
Net realized gain on investments	(5.147)	(17.838)	(2.611)	(2.739)	(0.548)	—
Total dividends and distributions	(5.271)	(18.043)	(3.712)	(2.911)	(1.511)	(0.632)

Net asset value, end of period	$7.000	$13.600	$30.730	$26.430	$26.220	$21.890

Total return[3]	(6.60% )	2.41%	34.27%	12.33%	28.16%	31.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,111	$13,789	$25,417	$55,382	$54,630	$38,290
Ratio of expenses to average net assets	0.86%	0.88%	0.86%	0.86%	0.83%	0.85%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.06%	0.98%	0.94%	0.89%	0.87%	0.89%
Ratio of net investment income to average net assets	3.37%	0.97%	2.22%	2.73%	2.83%	4.80%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.17%	0.87%	2.14%	2.70%	2.79%	4.76%
Portfolio turnover	94%	93%	68%	41%	52%	69%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$9.880	$9.940	$9.960	$10.310	$10.270	$10.040

Income (loss) from investment operations:
Net investment income	0.239	0.457	0.427	0.382	0.364	0.380
Net realized and unrealized gain (loss) on investments	0.065	(0.014)	0.025	(0.283)	0.134	0.296
Total from investment operations	0.304	0.443	0.452	0.099	0.498	0.676

Less dividends and distributions from:
Net investment income	(0.254)	(0.503)	(0.472)	(0.449)	(0.458)	(0.446)
Total dividends and distributions	(0.254)	(0.503)	(0.472)	(0.449)	(0.458)	(0.446)

Net asset value, end of period	$9.930	$9.880	$9.940	$9.960	$10.310	$10.270

Total return[2]	2.98%	4.68%	4.68%	0.97%	4.95%	6.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,514	$13,791	$28,795	$15,786	$18,930	$2,294
Ratio of expenses to average net assets	0.35%	0.39%	0.43% [3]	0.44%	0.43%	0.43%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.83%	0.66%	0.67%	0.68%	0.65%	0.98%
Ratio of net investment income to average net assets	4.79%	4.61%	4.38%	3.76%	3.54%	3.71%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.31%	4.33%	4.14%	3.52%	3.32%	3.16%
Portfolio turnover	486%	251%	342%	212%	322%	436%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
3 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.44%.

See accompanying notes

(continues)     95

Financial highlights

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months				6/30/04[2]
	Ended	Year Ended			to
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$9.140	$9.100	$8.820	$8.850	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.210	0.444	0.405	0.332	0.082
Net realized and unrealized gain (loss) on investments	(0.020)	(0.030)	0.035	(0.216)	0.268
Total from investment operations	0.190	0.414	0.440	0.116	0.350

Less dividends and distributions from:
Net investment income	(0.640)	(0.374)	(0.160)	(0.085)	—
Net realized gain on investments	—	—	—	(0.061)	—
Total dividends and distributions	(0.640)	(0.374)	(0.160)	(0.146)	—

Net asset value, end of period	$8.690	$9.140	$9.100	$8.820	$8.850

Total return[4]	2.18%	4.70%	5.06%	1.33%	4.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,780	$41,311	$53,842	$17,923	$5,616
Ratio of expenses to average net assets	0.40%	0.37%	0.43% [5]	0.44% [5]	0.43%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.61%	0.56%	0.66%	0.85%	1.68%
Ratio of net investment income to average net assets	4.76%	4.96%	4.60%	3.75%	2.81%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.50%	4.75%	4.37%	3.34%	1.56%
Portfolio turnover	413%	505%	555%	455%	914%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
5 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.45%, respectively.

See accompanying notes

Delaware Pooled Trust – The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$8.060	$8.160	$7.430	$7.780	$7.260	$5.840

Income (loss) from investment operations:
Net investment income[2]	0.277	0.595	0.621	0.539	0.629	0.712
Net realized and unrealized gain (loss) on investments	(0.329)	(0.062)	0.210	(0.139)	0.549	1.348
Total from investment operations	(0.052)	0.533	0.831	0.400	1.178	2.060

Less dividends and distributions from:
Net investment income	(0.578)	(0.633)	(0.101)	(0.750)	(0.658)	(0.640)
Total dividends and distributions	(0.578)	(0.633)	(0.101)	(0.750)	(0.658)	(0.640)

Net asset value, end of period	$7.430	$8.060	$8.160	$7.430	$7.780	$7.260

Total return[3]	(0.53% )	6.89%	11.33%	5.24%	17.02%	36.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,768	$21,497	$6,166	$5,265	$2,703	$5,129
Ratio of expenses to average net assets	0.49%	0.43%	0.59%	0.62%	0.59%	0.59%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.74%	0.70%	1.03%	1.34%	1.01%	0.96%
Ratio of net investment income to average net assets	7.57%	7.45%	8.05%	7.03%	8.46%	10.64%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	7.32%	7.18%	7.61%	6.31%	8.04%	10.27%
Portfolio turnover	143%	177%	142%	267%	391%	597%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

(continues)     97

Financial highlights

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$9.540	$9.550	$9.260	$9.260	$9.380	$8.800

Income (loss) from investment operations:
Net investment income[2]	0.237	0.495	0.450	0.360	0.329	0.351
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.091)	(0.065)	0.110	(0.169)	0.312	0.427
Total from investment operations	0.146	0.430	0.560	0.191	0.641	0.778

Less dividends and distributions from:
Net investment income	(0.726)	(0.440)	(0.270)	(0.136)	(0.424)	(0.140)
Net realized gain on investments	—	—	—	(0.055)	(0.337)	(0.058)
Total dividends and distributions	(0.726)	(0.440)	(0.270)	(0.191)	(0.761)	(0.198)

Net asset value, end of period	$8.960	$9.540	$9.550	$9.260	$9.260	$9.380

Total return[3]	1.67%	4.66%	6.20%	2.09%	7.30%	9.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,000	$190,308	$204,874	$167,892	$35,796	$7,372
Ratio of expenses to average net assets	0.39%	0.38%	0.45% [4]	0.48% [4]	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.55%	0.54%	0.56%	0.63%	0.78%	0.89%
Ratio of net investment income to average net assets	5.21%	5.29%	4.89%	3.87%	3.65%	3.86%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	5.03%	5.12%	4.78%	3.72%	3.37%	3.47%
Portfolio turnover	377%	503%	421%	620%	709%	569%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
[4] Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.49%, respectively.

See accompanying notes

Delaware Pooled Trust – The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$27.200	$25.330	$20.460	$17.650	$14.750	$11.800

Income (loss) from investment operations:
Net investment income[2]	0.348	0.680	0.671	0.554	0.402	0.370
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.727)	4.632	5.247	2.500	2.834	2.896
Total from investment operations	(2.379)	5.312	5.918	3.054	3.236	3.266

Less dividends and distributions from:
Net investment income	(0.574)	(0.707)	(0.531)	(0.244)	(0.336)	(0.255)
Net realized gain on investments	(2.157)	(2.735)	(0.517)	—	—	(0.061)
Total dividends and distributions	(2.731)	(3.442)	(1.048)	(0.244)	(0.336)	(0.316)

Net asset value, end of period	$22.090	$27.200	$25.330	$20.460	$17.650	$14.750

Total return[3]	(9.15% )	23.35%	30.13%	17.45%	22.26%	28.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,985,039	$2,519,761	$2,167,690	$1,853,300	$1,266,246	$650,163
Ratio of expenses to average net assets	0.88%	0.88%	0.90%	0.88%	0.88%	0.90%
Ratio of net investment income to average net assets	3.08%	2.73%	2.98%	2.84%	2.46%	2.93%
Portfolio turnover	7%	17%	19%	10%	9%	6%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

(continues)     99

Financial highlights

Delaware Pooled Trust – The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$24.530	$22.380	$17.630	$15.360	$13.030	$10.370

Income (loss) from investment operations:
Net investment income[2]	0.318	0.616	0.612	0.470	0.385	0.321
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.462)	3.980	4.701	2.152	2.326	2.594
Total from investment operations	(2.144)	4.596	5.313	2.622	2.711	2.915

Less dividends and distributions from:
Net investment income	(0.473)	(0.549)	(0.454)	(0.153)	(0.228)	(0.233)
Net realized gain on investments	(3.073)	(1.897)	(0.109)	(0.199)	(0.153)	(0.022)
Total dividends and distributions	(3.546)	(2.446)	(0.563)	(0.352)	(0.381)	(0.255)

Net asset value, end of period	$18.840	$24.530	$22.380	$17.630	$15.360	$13.030

Total return[3]	(9.33% )	22.43%	30.91%	17.30%	21.20%	28.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$970,662	$1,093,092	$955,535	$650,549	$452,413	$192,433
Ratio of expenses to average net assets	0.87%	0.88%	0.89%	0.89%	0.88%	0.91%
Ratio of net investment income to average net assets	3.27%	2.75%	3.09%	2.78%	2.69%	2.83%
Portfolio turnover	9%	28%	21%	7%	6%	10%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Delaware Pooled Trust – The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$18.780	$15.360	$17.150	$13.740	$10.670	$6.790

Income (loss) from investment operations:
Net investment income[2]	0.123	0.379	0.397	0.486	0.361	0.197
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.880)	6.084	2.963	4.040	2.908	3.860
Total from investment operations	(0.757)	6.463	3.360	4.526	3.269	4.057

Less dividends and distributions from:
Net investment income	(0.402)	(0.369)	(0.540)	(0.242)	(0.260)	(0.225)
Net realized gain on investments	(3.447)	(2.727)	(4.637)	(0.948)	—	—
Total dividends and distributions	(3.849)	(3.096)	(5.177)	(1.190)	(0.260)	(0.225)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.001	0.038	0.003	0.012	0.058	0.034
Redemption reimbursement fees[2,3]	0.005	0.015	0.024	0.062	0.003	0.014
	0.006	0.053	0.027	0.074	0.061	0.048

Net asset value, end of period	$14.180	$18.780	$15.360	$17.150	$13.740	$10.670

Total return[4]	(3.16% )	49.98%	25.12%	35.36%	31.74%	62.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$883,066	$964,310	$717,464	$698,291	$623,649	$256,168
Ratio of expenses to average net assets	1.17%	1.28%	1.27%	1.28%	1.22%	1.23%
Ratio of net investment income to average net assets	1.75%	2.46%	2.70%	3.11%	2.94%	2.42%
Portfolio turnover	37%	47%	30%	48%	36%	69%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee which are retained by the Portfolio.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

See accompanying notes

(continues)     101

Financial highlights

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Original Class		Class P
	Six Months	1/10/07[2]	Six Months	1/10/07[2]
	Ended	to	Ended	to
	4/30/08[1]	10/31/07	4/30/08[1]	10/31/07
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$9.020	$8.500	$9.000	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.082	0.118	0.073	0.101
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.296)	0.402	(1.288)	0.399
Total from investment operations	(1.214)	0.520	(1.215)	0.500

Less dividends and distributions from:
Net investment income	(0.336)	—	(0.315)	—
Total dividends and distributions	(0.336)	—	(0.315)	—

Net asset value, end of period	$7.470	$9.020	$7.470	$9.000

Total return[4]	(13.50% )	6.12%	(13.54% )	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,803	$336,203	$9	$11
Ratio of expenses to average net assets	1.08%	1.09%	1.33%	1.34%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.08%	1.10%	1.33%	1.35%
Ratio of net investment income to average net assets	2.22%	1.71%	1.97%	1.46%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.22%	1.70%	1.97%	1.45%
Portfolio turnover	72%	56%	72%	56%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and porfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Pooled Trust – The Global Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$11.820	$11.330	$11.570	$12.380	$13.620	$11.760

Income (loss) from investment operations:
Net investment income[2]	0.144	0.266	0.244	0.297	0.342	0.432
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.893	0.695	0.358	(0.458)	1.258	1.921
Total from investment operations	1.037	0.961	0.602	(0.161)	1.600	2.353

Less dividends and distributions from:
Net investment income	(0.537)	(0.471)	(0.751)	(0.649)	(2.840)	(0.493)
Net realized gain on investments	—	—	(0.091)	—	—	—
Total dividends and distributions	(0.537)	(0.471)	(0.842)	(0.649)	(2.840)	(0.493)

Net asset value, end of period	$12.320	$11.820	$11.330	$11.570	$12.380	$13.620

Total return[3]	9.14%	8.80%	5.55%	(1.64% )	13.40%	20.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$291,127	$282,899	$275,806	$289,976	$268,352	$208,354
Ratio of expenses to average net assets	0.60%	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.62%	0.63%	0.63%	0.64%	0.64%	0.65%
Ratio of net investment income to average net assets	2.38%	2.38%	2.22%	2.43%	2.88%	3.38%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.36%	2.36%	2.19%	2.39%	2.84%	3.33%
Portfolio turnover	49%	44%	41%	50%	55%	95%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

(continues)     103

Financial highlights

Delaware Pooled Trust – The International Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$11.740	$10.940	$11.200	$12.290	$12.250	$10.500

Income (loss) from investment operations:
Net investment income[2]	0.128	0.245	0.204	0.245	0.311	0.360
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.986	0.686	0.300	(0.512)	1.259	1.881
Total from investment operations	1.114	0.931	0.504	(0.267)	1.570	2.241

Less dividends and distributions from:
Net investment income	(0.624)	(0.131)	(0.764)	(0.823)	(1.530)	(0.491)
Total dividends and distributions	(0.624)	(0.131)	(0.764)	(0.823)	(1.530)	(0.491)

Net asset value, end of period	$12.230	$11.740	$10.940	$11.200	$12.290	$12.250

Total return[3]	9.97%	8.60%	4.77%	(2.69% )	13.82%	22.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,501	$32,169	$39,273	$62,411	$61,386	$48,284
Ratio of expenses to average net assets	0.60%	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.72%	0.72%	0.68%	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets	2.15%	2.22%	1.92%	2.05%	2.68%	3.13%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.03%	2.11%	1.84%	1.98%	2.61%	3.05%
Portfolio turnover	11%	49%	38%	42%	57%	112%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Pooled Trust

April 30, 2008 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 19 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio (formerly, The All-Cap Growth Equity Portfolio), The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Real Estate Securities Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20, The Real Estate Investment Trust II, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios, which are non-diversified. Each Portfolio offers one class of shares except for The Global Real Estate Securities Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth; current income is expected to be incidental.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Real Estate Securities Portfolio is to seek maximum long-term total return through a combination of current income and capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are

(continues)     105

Notes to financial statements

Delaware Pooled Trust

1. Significant Accounting Policies (continued)

valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolios adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of The Global Real Estate Securities Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC). The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are

1. Significant Accounting Policies (continued)

classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. Each other Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2008 are as follows:

Commission Rebates
The Large-Cap Value Equity Portfolio	$ 73
The Select 20 Portfolio	1,400
The Large-Cap Growth Equity Portfolio	9,464
The Mid-Cap Growth Equity Portfolio	124
The Small-Cap Growth Equity Portfolio	26
The Focus Smid-Cap Growth Equity Portfolio	49
The Smid-Cap Growth Equity Portfolio	26
The Real Estate Investment Trust Portfolio II	112

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee which is calculated daily based on the average daily net assets of each Portfolio.

DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed specified percentages of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Portfolios’ Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

(continues)     107

Notes to financial statements

Delaware Pooled Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2008 are as follows:

		Voluntary
		(unless otherwise noted)
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.68%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Mid-Cap Growth Equity Portfolio	0.75%	0.93%
The Small-Cap Growth Equity Portfolio	0.75%	0.89%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.86%
The Intermediate Fixed Income Portfolio	0.40%	0.43	%*
The Core Focus Fixed Income Portfolio	0.40%	0.43	%*
The High-Yield Bond Portfolio	0.45%	0.59	%*
The Core Plus Fixed Income Portfolio	0.43%	0.45	%*
The International Equity Portfolio	0.75%	—
The Labor Select International Equity Portfolio	0.75%	0.96%
The Emerging Markets Portfolio	1.00%	1.55%
The Global Real Estate Securities Portfolio	0.99%**	1.06	%***
The Global Fixed Income Portfolio	0.50%	0.60%
The International Fixed Income Portfolio	0.50%	0.60%

†	These operating expense limitations exclude certain expenses, such as 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain trustee retirement plan expenses, conducting shareholder meetings, and liquidations.

*	Effective June 1, 2007, Delaware Management Company has agreed to voluntarily waive all or a portion of its investment advisory fees and/or reimburse expenses from June 1, 2007 through December 31, 2007 to prevent the total annual operating expenses for The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio from exceeding 0.21%, 0.21%, 0.29% and 0.22%, respectively. These voluntary expense limitations excluded any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations.

**	0.99% on the first $100 million; 0.90% on the next $150 million; 0.80% on assets in excess of $250 million.

***	Contractual waiver through 2/29/09. Prior to March 1, 2008, the operating expense limitation was 1.10% of average daily net assets.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%
The Global Fixed Income Portfolio	0.30%
The International Fixed Income Portfolio	0.30%

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2008, the Portfolios were charged $130,082 for these services.

DSC also provides dividend disbursing and transfer agency services. The Portfolios pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, The Global Real Estate Securities Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.

At April 30, 2008, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

		Dividend
		disbursing,		Receivable
		transfer agent		from DMC
	Investment management	fees and	Other expenses	under
	fee payable to	other expenses	payable to DMC	expense limitation
	DMC	payable to DSC	and affiliates*	agreement
The Large-Cap Value Equity Portfolio	$ 960	$ 453	$ —	$ —
The Select 20 Portfolio	381	316	1,901	—
The Large-Cap Growth Equity Portfolio	178,609	5,255	10,307	—
The Mid-Cap Growth Equity Portfolio	1,215	402	2,326	—
The Small-Cap Growth Equity Portfolio	5,729	476	4,189	—
The Focus Smid-Cap Growth Equity Portfolio	3,680	427	1,205	—
The Smid-Cap Growth Equity Portfolio	1,313	287	1,147	—
The Real Estate Investment Trust Portfolio II	4,137	389	1,400	—
The Intermediate Fixed Income Portfolio	—	440	1,999	522
The Core Focus Fixed Income Portfolio	4,383	755	3,256	—
The High-Yield Bond Portfolio	723	562	2,954	—
The Core Plus Fixed Income Portfolio	30,435	1,813	12,983	—
The International Equity Portfolio	1,219,704	24,372	43,924	—
The Labor Select International Equity Portfolio	593,874	12,338	33,774	—
The Emerging Markets Portfolio	707,585	10,940	32,776	—
The Global Real Estate Securities Portfolio**	153,667	3,174	6,498	—
The Global Fixed Income Portfolio	120,440	4,121	6,723	—
The International Fixed Income Portfolio	9,317	741	2,041	—

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

**	The Global Real Estate Securities Portfolio had distribution fees payable to DDLP of $2.

(continues)     109

Notes to financial statements

Delaware Pooled Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2008, the Portfolios were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$340
The Select 20 Portfolio	103
The Large-Cap Growth Equity Portfolio	15,643
The Mid-Cap Growth Equity Portfolio	179
The Small-Cap Growth Equity Portfolio	471
The Focus Smid-Cap Growth Equity Portfolio	276
The Smid-Cap Growth Equity Portfolio	91
The Real Estate Investment Trust Portfolio II	405
The Intermediate Fixed Income Portfolio	284
The Core Focus Fixed Income Portfolio	1,290
The High-Yield Bond Portfolio	722
The Core Plus Fixed Income Portfolio	5,546
The International Equity Portfolio	79,548
The Labor Select International Equity Portfolio	36,945
The Emerging Markets Portfolio	31,940
The Global Real Estate Securities Portfolio	8,940
The Global Fixed Income Portfolio	11,007
The International Fixed Income Portfolio	1,200

Trustees’ fees and benefits include expenses accrued by each Portfolio for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended April 30, 2008, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities	securities	securities	securities
The Large-Cap Value Equity Portfolio	$1,189,779	$—	$1,153,942	$—
The Select 20 Portfolio	3,546,352	—	1,634,479	—
The Large-Cap Growth Equity Portfolio	78,459,505	—	103,676,051	—
The Mid-Cap Growth Equity Portfolio	2,499,030	—	2,160,450	—
The Small-Cap Growth Equity Portfolio	5,226,528	—	9,075,088	—
The Focus Smid-Cap Growth Equity Portfolio	1,674,466	—	3,163,474	—
The Smid-Cap Growth Equity Portfolio	1,460,144	—	1,312,091	—
The Real Estate Investment Trust Portfolio II	5,056,360	—	8,586,295	—
The Intermediate Fixed Income Portfolio	4,691,339	13,569,657	7,127,254	16,519,545
The Core Focus Fixed Income Portfolio	41,574,339	27,013,039	45,312,494	31,081,022
The High-Yield Bond Portfolio	12,441,087	—	14,002,986	—
The Core Plus Fixed Income Portfolio	194,422,897	84,685,616	243,512,396	99,599,531
The International Equity Portfolio	78,388,127	—	348,345,360	—
The Labor Select International Equity Portfolio	41,807,516	—	44,558,053	—
The Emerging Markets Portfolio	157,770,178	—	207,067,130	—
The Global Real Estate Securities Portfolio	85,597,970	—	137,023,701	—
The Global Fixed Income Portfolio	64,960,087	3,721,914	66,988,802	15,601,392
The International Fixed Income Portfolio	1,661,214	—	4,659,267	—

3. Investments (continued)

At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
	Cost of	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)
The Large-Cap Value Equity Portfolio	$9,394,319	$847,104	$(1,150,965)	$(303,861)
The Select 20 Portfolio	4,723,732	384,534	(231,875)	152,659
The Large-Cap Growth Equity Portfolio	431,250,752	38,961,099	(29,315,710)	9,645,389
The Mid-Cap Growth Equity Portfolio	4,809,434	847,321	(253,083)	594,238
The Small-Cap Growth Equity Portfolio	11,237,930	2,314,399	(909,926)	1,404,473
The Focus Smid-Cap Growth Equity Portfolio	7,214,786	440,090	(737,875)	(297,785)
The Smid-Cap Growth Equity Portfolio	2,605,878	413,808	(161,387)	252,421
The Real Estate Investment Trust Portfolio II	10,329,468	265,664	(717,751)	(452,087)
The Intermediate Fixed Income Portfolio	8,612,333	74,536	(167,952)	(93,416)
The Core Focus Fixed Income Portfolio	39,753,898	284,471	(657,960)	(373,489)
The High-Yield Bond Portfolio	18,481,542	303,272	(422,138)	(118,866)
The Core Plus Fixed Income Portfolio	141,784,403	1,428,568	(3,647,759)	(2,219,191)
The International Equity Portfolio	1,827,894,491	493,448,374	(60,467,390)	432,980,984
The Labor Select International Equity Portfolio	957,252,902	183,667,741	(31,280,832)	152,386,909
The Emerging Markets Portfolio	761,855,340	216,818,786	(23,346,425)	193,472,361
The Global Real Estate Securities Portfolio	252,985,243	6,541,022	(24,962,157)	(18,421,135)
The Global Fixed Income Portfolio	266,234,141	27,382,481	(745,916)	26,636,565
The International Fixed Income Portfolio	27,526,891	3,336,908	(75,689)	3,261,219

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Six months ended April 30, 2008*:
The Large-Cap Value Equity Portfolio	$281,600	$819,533	$1,101,133
The Large-Cap Growth Equity Portfolio	611,041	3,840,827	4,451,868
The Mid-Cap Growth Equity Portfolio	620,349	3,340,044	3,960,393
The Small-Cap Growth Equity Portfolio	1,422,074	9,194,784	10,616,858
The Focus Smid-Cap Growth Equity Portfolio	361,429	223,725	585,154
The Smid-Cap Growth Equity Portfolio	21,778	182,694	204,472
The Real Estate Investment Trust Portfolio II	1,883,285	3,461,016	5,344,301
The Intermediate Fixed Income Portfolio	211,066	—	211,066
The Core Focus Fixed Income Portfolio	2,889,431	—	2,889,431
The High-Yield Bond Portfolio	1,527,622	—	1,527,622
The Core Plus Fixed Income Portfolio	12,533,870	—	12,533,870
The International Equity Portfolio	54,942,491	193,922,674	248,865,165
The Labor Select International Equity Portfolio	27,464,304	131,090,830	158,555,134
The Emerging Markets Portfolio	68,200,886	122,867,530	191,068,416
The Global Real Estate Securities Portfolio	11,758,365	—	11,758,365
The Global Fixed Income Portfolio	12,715,444	—	12,715,444
The International Fixed Income Portfolio	1,709,358	—	1,709,358

(continues)     111

Notes to financial statements

Delaware Pooled Trust

4. Dividend and Distribution Information (continued)

	Ordinary	Long-Term
	Income	Capital Gain	Total
Year ended October 31, 2007:
The Large-Cap Value Equity Portfolio	$266,537	$—	$266,537
The Large-Cap Growth Equity Portfolio	132,656	—	132,656
The Mid-Cap Growth Equity Portfolio	67,573	1,743,919	1,811,492
The Small-Cap Growth Equity Portfolio	—	8,061,809	8,061,809
The Focus Smid-Cap Growth Equity Portfolio	90,918	190,697	281,615
The Real Estate Investment Trust Portfolio II	1,680,041	13,181,646	14,861,687
The Intermediate Fixed Income Portfolio	1,145,846	—	1,145,846
The Core Focus Fixed Income Portfolio	2,210,441	—	2,210,441
The High-Yield Bond Portfolio	487,045	—	487,045
The Core Plus Fixed Income Portfolio	9,224,657	—	9,224,657
The International Equity Portfolio	72,333,674	218,522,682	290,856,356
The Labor Select International Equity Portfolio	27,384,896	78,653,098	106,037,994
The Emerging Markets Portfolio	30,559,463	114,094,587	144,654,050
The Global Fixed Income Portfolio	11,123,381	—	11,123,381
The International Fixed Income Portfolio	330,956	—	330,956

*Tax information for the six months ended April 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2008, the estimated components of net assets on a tax basis were as follows:

	The		The	The	The
	Large-Cap	The	Large-Cap	Mid-Cap	Small-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$9,072,728	$9,066,700	$383,513,589	$4,096,454	$7,953,964
Undistributed ordinary income	69,068	2,761	430,146	474	—
Undistributed long-term capital gain	79,649	—	5,874,729	62,877	1,195,366
Capital loss carryforwards as of 10/31/07	—	(4,685,140)	—	—	—
Realized gains (losses) 11/1/07 – 4/30/08	—	120,694	—	—	—
Unrealized appreciation
(depreciation) of investments	(303,861)	152,659	9,645,389	594,238	1,404,473
Net assets	$8,917,584	$4,657,674	$399,463,853	$4,754,043	$10,553,803

5. Components of Net Assets on a Tax Basis (continued)

	The	The	The	The
	Focus Smid-Cap	Smid-Cap	Real Estate	Intermediate
	Growth Equity	Growth Equity	Investment Trust	Fixed Income
	Portfolio	Portfolio	Portfolio II*	Portfolio
Shares of beneficial interest	$6,508,160	$2,180,614	$9,995,461	$8,128,321
Undistributed ordinary income	11,812	2,205	228,260	2,249
Capital loss carryforwards as of 10/31/07	—	—	—	(723,589)
Realized gains (losses) 11/1/07 – 4/30/08	(346,589)	(28,977)	(660,491)	200,361
Other temporary differences	—	—	—	26
Unrealized appreciation (depreciation)
of investments	(297,785)	252,421	(452,087)	(93,329)
Net assets	$5,875,598	$2,406,263	$9,111,143	$7,514,039

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$32,684,008	$21,740,326	$120,894,945	$1,387,225,584
Undistributed ordinary income	511,978	487,076	2,961,487	33,487,339
Undistributed long-term capital gain	—	—	—	133,311,054
Capital loss carryforwards as of 10/31/07	(289,534)	(3,190,041)	(2,973,257)	—
Realized gains (losses) 11/1/07 – 4/30/08	252,412	(1,150,987)	539,031	—
Other temporary differences	(5,376)	—	(211,512)	(1,819,298)
Unrealized appreciation (depreciation)
of investments and foreign currencies	(373,515)	(118,866)	(2,210,691)	432,834,199
Net assets	$32,779,973	$17,767,508	$119,000,003	$1,985,038,878

	The		The	The	The
	Labor Select	The	Global	Global	International
	International	Emerging	Real Estate	Fixed	Fixed
	Equity	Markets	Securities	Income	Income
	Portfolio	Portfolio	Portfolio*	Portfolio	Portfolio
Shares of beneficial interest	$789,410,649	$629,756,752	$240,197,585	$255,932,928	$28,963,682
Undistributed ordinary income	16,857,167	5,804,424	—	9,633,394	976,105
Undistributed long-term capital gain	12,945,240	53,988,170	—	—	—
Capital loss carryforwards as of 10/31/07	—	—	(1,191,824)	(167,312)	(1,444,755)
Realized gains (losses) 11/1/07 – 4/30/07	—	—	(18,511,220)	211,995	(268,845)
Other temporary differences	(877,790)	—	(1,268,132)	(1,243,959)	—
Unrealized appreciation (depreciation)
of investments and foreign currencies	152,326,974	193,516,558	(18,414,236)	26,759,499	3,274,812
Net assets	$970,662,240	$883,065,904	$200,812,173	$291,126,545	$31,500,999

*The undistributed earnings for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

(continues)     113

Notes to financial statements

Delaware Pooled Trust

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark to market on forward foreign currency contracts, straddle loss deferrals, tax recognition of unrealized gain on passive foreign investment companies, contingent payment debt instruments and the tax treatment of market discount and premium on debt instruments, credit default and interest rate swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, credit default and interest rate swaps and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2008, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Undistributed
	(Accumulated)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
The Select 20 Portfolio	$35	$(35)	$—
The Small-Cap Growth Equity Portfolio	8,437	—	(8,437)
The Focus Smid-Cap Growth Equity Portfolio	(674)	674	—
The Smid-Cap Growth Equity Portfolio	(1,756)	1,756	—
The Real Estate Investment Trust Portfolio II	82,819	(82,819)	—
The Intermediate Fixed Income Portfolio	24,092	(24,092)	—
The Core Focus Fixed Income Portfolio	27,456	(27,456)	—
The High-Yield Bond Portfolio	20,847	(20,847)	—
The Core Plus Fixed Income Portfolio	569,778	(569,778)	—
The International Equity Portfolio	5,830,110	(5,830,110)	—
The Labor Select International Equity Portfolio	2,019,234	(2,019,234)	—
The Emerging Markets Portfolio	432,406	(432,406)	—
The Global Real Estate Securities Portfolio	4,613,208	388,947	(5,002,155)
The Global Fixed Income Portfolio	6,358,829	(6,358,829)	—
The International Fixed Income Portfolio	784,954	(784,954)	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2007 will expire as follows:

	Year of Expiration
	2008	2009	2010	2011	2013	2014	2015	Total
The Select 20 Portfolio	$—	$2,003,306	$2,008,163	$596,717	$—	$76,954	$—	$4,685,140
The Intermediate
Fixed Income Portfolio	133,807	—	26,277	—	112,676	177,899	272,930	723,589
The Core Focus
Fixed Income Portfolio	—	—	—	—	—	289,534	—	289,534
The High-Yield
Bond Portfolio	1,887,452	612,814	331,046	—	—	—	358,729	3,190,041
The Core Plus
Fixed Income Portfolio	—	—	—	—	394,175	1,651,932	927,150	2,973,257
The Global Real Estate
Securities Portfolio	—	—	—	—	—	—	1,191,824	1,191,824
The Global
Fixed Income Portfolio	—	—	—	—	—	167,312	—	167,312
The International
Fixed Income Portfolio	231,510	895,235	—	—	—	318,010	—	1,444,755

5. Components of Net Assets on a Tax Basis (continued)

For the six months ended April 30, 2008, the Portfolios had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards.

The Select 20 Portfolio	$120,694
The Intermediate Fixed Income Portfolio	200,361
The Core Focus Fixed Income Portfolio	211,995
The High-Yield Bond Portfolio	(1,150,987)
The Core Plus Fixed Income Portfolio	539,031
The Global Real Estate Securities Portfolio	(18,511,220)
The Global Fixed Income Portfolio	889,396
The International Fixed Income Portfolio	376,882

6. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment		Net
	Shares	of dividends and	Shares	increase
	sold	distributions	repurchased	(decrease)
Six months ended April 30, 2008:
The Large-Cap Value Equity Portfolio	—	57,050	(2,957)	54,093
The Select 20 Portfolio	367,072	—	—	367,072
The Large-Cap Growth Equity Portfolio	2,033,876	414,807	(3,291,382)	(842,699)
The Mid-Cap Growth Equity Portfolio	5	4,304,771	—	4,304,776
The Small-Cap Growth Equity Portfolio	148,965	1,534,658	(653,120)	1,030,503
The Focus Smid-Cap Growth Equity Portfolio	429,881	19,682	(568,234)	(118,671)
The Smid-Cap Growth Equity Portfolio	—	20,066	—	20,066
The Real Estate Investment Trust Portfolio II	48,685	750,463	(511,064)	288,084
The Intermediate Fixed Income Portfolio	12,422	18,096	(668,823)	(638,305)
The Core Focus Fixed Income Portfolio	—	206,232	(952,656)	(746,424)
The High-Yield Bond Portfolio	358,336	208,977	(841,423)	(274,110)
The Core Plus Fixed Income Portfolio	1,235,432	1,424,303	(9,332,405)	(6,672,670)
The International Equity Portfolio	4,053,134	6,768,880	(13,590,109)	(2,768,095)
The Labor Select International Equity Portfolio	1,615,769	8,073,072	(2,727,552)	6,961,289
The Emerging Markets Portfolio	834,094	13,786,117	(3,713,022)	10,907,189
The Global Real Estate Securities Portfolio Original Class	7,821,112	1,555,290	(19,763,635)	(10,387,233)
The Global Real Estate Securities Portfolio Class P	—	49	—	49
The Global Fixed Income Portfolio	1,446,018	877,071	(2,622,754)	(299,665)
The International Fixed Income Portfolio	—	152,485	(315,327)	(162,842)

(continues)     115

Notes to financial statements

Delaware Pooled Trust

6. Capital Shares (continued)

		Shares issued
		upon reinvestment		Net
	Shares	of dividends	Shares	increase
	sold	and distributions	repurchased	(decrease)
Year ended October 31, 2007:
The Large-Cap Value Equity Portfolio	4,544	9,737	(333,542)	(319,261)
The Select 20 Portfolio	—	—	(999,953)	(999,953)
The Large-Cap Growth Equity Portfolio	16,303,703	11,471	(5,335,246)	10,979,928
The Mid-Cap Growth Equity Portfolio	71,908	488,273	(3,657,324)	(3,097,143)
The Small-Cap Growth Equity Portfolio	17,354	478,452	(3,405,401)	(2,909,595)
The Focus Smid-Cap Growth Equity Portfolio	151,292	28,825	—	180,117
The Smid-Cap Growth Equity Portfolio	1	—	—	1
The Real Estate Investment Trust Portfolio II	104,728	893,341	(811,211)	186,858
The Intermediate Fixed Income Portfolio	527,570	111,090	(2,139,699)	(1,501,039)
The Core Focus Fixed Income Portfolio	1,678,146	237,076	(3,310,420)	(1,395,198)
The High-Yield Bond Portfolio	2,402,074	63,253	(555,782)	1,909,545
The Core Plus Fixed Income Portfolio	11,093,660	912,939	(13,498,691)	(1,492,092)
The International Equity Portfolio	14,099,440	7,805,609	(14,860,865)	7,044,184
The Labor Select International Equity Portfolio	7,902,118	5,071,162	(11,111,945)	1,861,335
The Emerging Markets Portfolio	1,411,855	10,498,863	(7,251,186)	4,659,532
The Global Real Estate Securities Portfolio Original Class*	41,325,649	—	(4,066,733)	37,258,916
The Global Real Estate Securities Portfolio Class P*	1,179	—	—	1,179
The Global Fixed Income Portfolio	3,031,857	814,598	(4,260,610)	(414,155)
The International Fixed Income Portfolio	226,359	29,819	(1,105,196)	(849,018)

*Commenced operations January 10, 2007.

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of April 30, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Select 20, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Futures Contracts

The Select 20, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, The Global Real Estate Securities and The International Fixed Income Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Options Written

During the six months ended April 30, 2008, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio entered into options contracts in accordance with their investment objectives. When a Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Intermediate Fixed Income Portfolio

	Number
	of contracts	Premiums
Options outstanding at October 31, 2007	—	$—
Options written	23	11,576
Options terminated in closing purchase transactions	(23)	(11,576)
Options outstanding at April 30, 2008	—	$—

The Core Focus Fixed Income Portfolio

	Number of
	contracts	Premiums
Options outstanding at October 31, 2007	—	$—
Options written	107	53,603
Options terminated in closing purchase transactions	(107)	(53,603)
Options outstanding at April 30, 2008	—	$—

The Core Plus Fixed Income Portfolio

	Number
	of contracts	Premiums
Options outstanding at October 31, 2007	—	$—
Options written	646	400,756
Options expired	(242)	(165,321)
Options terminated in closing purchase transactions	(192)	(112,000)
Options outstanding at April 30, 2008	212	$123,435

(continues)     117

Notes to financial statements

Delaware Pooled Trust

11. Swap Contracts

The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts and index swap contracts in accordance with their investment objectives. These Portfolios and The High-Yield Bond Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Portfolios may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended April 30, 2008, the Portfolios entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

12. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolios can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans

12. Securities Lending (continued)

collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios, the security lending agent and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of securities on loan is presented below, for which the Portfolios received collateral, comprised of non-cash collateral, and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Security Lending Collateral.”

	Market value
	of securities	Non-cash	Cash
	on loan	collateral	collateral
The Large-Cap Value Equity Portfolio	$192,627	$—	$198,900
The Select 20 Portfolio	219,875	—	225,050
The Large-Cap Growth Equity Portfolio	49,708,930	3,632,000	47,443,335
The Mid-Cap Growth Equity Portfolio	607,773	—	632,000
The Small-Cap Growth Equity Portfolio	2,106,566	—	2,210,930
The Focus Smid-Cap Growth Equity Portfolio	1,007,920	—	1,035,939
The Smid-Cap Growth Equity Portfolio	431,634	—	450,653
The Real Estate Investment Trust Portfolio II	1,271,050	—	1,302,516
The Intermediate Fixed Income Portfolio	1,292,635	259,108	1,056,678
The Core Focus Fixed Income Portfolio	3,538,077	177,473	3,472,015
The High-Yield Bond Portfolio	760,846	—	778,182
The Core Plus Fixed Income Portfolio	5,914,358	383,101	5,711,514
The International Equity Portfolio	273,719,559	—	287,853,576
The Labor Select International Equity Portfolio	136,463,475	—	143,343,886
The Emerging Markets Portfolio	73,620,879	—	76,441,355
The Global Real Estate Securities Portfolio	35,915,491	1,373,433	35,888,323
The Global Fixed Income Portfolio	2,629,762	—	2,675,957

13. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Global Real Estate Securities and The Global Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup their initial investments in these securities even if the securities are rated in the highest rating categories.

Notes to financial statements

Delaware Pooled Trust

13. Credit and Market Risk (continued)

The Mid-Cap Growth Equity, The International Equity and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio’s net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities and The International Fixed Income Portfolios may each invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

The Select 20, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity and The Global Real Estate Securities Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio concentrate their investments in the real estate industry and are subject to some of the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. These Portfolios are also affected by interest rate changes, particularly if the real estate investment trusts they hold use floating rate debt to finance their ongoing operations. Each Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

14. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

Fund officers and portfolio managers

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer —
Delaware Investments® Family of Funds

Robert Akester
Senior Portfolio Manager
Mondrian Investment Partners Limited

Damon J. Andres
Vice President and Senior Portfolio
Manager

Fiona Barwick
Director of Regional Research
Mondrian Investment Partners Limited

Marshall T. Bassett
Senior Vice President and Chief
Investment Officer — Emerging Growth
Equity

Joanna Bates
Senior Portfolio Manager
Mondrian Investment Partners Limited

Nigel Bliss
Senior Portfolio Manager
Mondrian Investment Partners Limited

Christopher J. Bonavico
Vice President, Senior Portfolio Manager,
and Equity Analyst

Kenneth F. Broad
Vice President, Senior Portfolio Manager,
and Equity Analyst

Thomas H. Chow
Senior Vice President and Senior Portfolio
Manager

Elizabeth A. Desmond
Director and Chief Investment Officer —
Developed Equity Markets
Mondrian Investment Partners Limited

Chuck M. Devereux
Senior Vice President and Director of
Credit Research

Roger A. Early
Senior Vice President and Senior Portfolio
Manager

Christopher M. Ericksen
Vice President, Portfolio Manager, and
Equity Analyst

Patrick G. Fortier
Vice President, Portfolio Manager, and
Equity Analyst

Clive A. Gillmore
Chief Executive Officer
Mondrian Investment Partners Limited

Barry S. Gladstein
Vice President and Portfolio Manager

Paul Grillo
Senior Vice President and Senior Portfolio
Manager

Gregory M. Heywood
Vice President, Portfolio Manager, and
Equity Analyst

Christopher M. Holland
Vice President and Portfolio Manager

John Kirk
Director and Senior Portfolio Manager
Mondrian Investment Partners Limited

Nikhil G. Lalvani
Vice President and Portfolio Manager

Steven T. Lampe
Vice President and Portfolio Manager

Emma R. E. Lewis
Senior Portfolio Manager
Mondrian Investment Partners Limited

Anthony A. Lombardi
Vice President and Senior Portfolio
Manager

Kevin P. Loome
Senior Vice President, Senior Portfolio
Manager, and Head of High Yield
Investments

Nigel G. May
Director and Chief Investment Officer —
Developed Equity Markets
Mondrian Investment Partners Limited

Victor Mostrowski
Vice President and Portfolio Manager —
International Debt

Christopher A. Moth
Director and Chief Investment Officer —
Global Fixed Income and Currency
Mondrian Investment Partners Limited

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio
Manager, and Team Leader — Large-Cap
Value Focus Equity

Philip R. Perkins
Senior Vice President and Senior Portfolio
Manager

Daniel J. Prislin
Vice President, Senior Portfolio Manager,
and Equity Analyst

David G. Tilles
Executive Chairman
Mondrian Investment Partners Limited

Rudy D. Torrijos III
Vice President and Portfolio Manager

Michael S. Tung, M.D.
Vice President, Portfolio Manager, and
Equity Analyst

Jeffrey S. Van Harte
Senior Vice President and Chief
Investment Officer — Focus Growth Equity

Robert A. Vogel Jr.
Vice President and Senior Portfolio
Manager

Lori P. Wachs
Vice President and Portfolio Manager

Nashira S. Wynn
Vice President and Portfolio Manager

Babak (Bob) Zenouzi
Senior Vice President and Senior Portfolio
Manager

Custodian
Mellon
Mellon Bank, N.A.
One Mellon Center
Pittsburgh, PA 15258

Independent Registered Public Accounting Firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Investment Advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment Sub-advisor for certain Portfolios
Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London EC2V 7JD
United Kingdom

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Portfolios’ Web site at www.delawareinvestments.com; and (iii) on the Commission’s Web site at www.sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results.

2005 Market Street
Philadelphia, Pennsylvania 19103
Telephone 800 231-8002
Fax 215 255-1162

(3183)	Printed in the USA
SA-DPT [4/08] DG3 6/08	MF0805032 PO12989

Semiannual report

Delaware REIT Fund

April 30, 2008

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	32

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period November 1, 2007 to April 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 to April 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware REIT Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/07	4/30/08	Expense Ratio	11/1/07 to 4/30/08*
Actual Fund return
Class A	$1,000.00	$ 933.20	1.48%	$ 7.11
Class B	1,000.00	930.80	2.23%	10.71
Class C	1,000.00	930.10	2.23%	10.70
Class R	1,000.00	933.00	1.73%	8.31
Institutional Class	1,000.00	935.10	1.23%	5.92
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.50	1.48%	$ 7.42
Class B	1,000.00	1,013.77	2.23%	11.17
Class C	1,000.00	1,013.77	2.23%	11.17
Class R	1,000.00	1,016.26	1.73%	8.67
Institutional Class	1,000.00	1,018.75	1.23%	6.17

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/366 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware REIT Fund	As of April 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	94.42%
Diversified REITs	6.27%
Health Care REITs	8.12%
Hotel REITs	6.01%
Industrial REITs	6.27%
Mall REITs	15.86%
Manufactured Housing REITs	1.50%
Multifamily REITs	14.38%
Office REITs	13.03%
Office/Industrial REITs	3.56%
Real Estate Operating Companies	1.07%
Self-Storage REITs	4.45%
Shopping Center REITs	11.91%
Specialty REITs	1.99%
Repurchase Agreements	8.81%
Securities Lending Collateral	21.24%
Total Value of Securities	124.47%
Obligation to Return Securities Lending Collateral	(21.24%)
Liabilities Net of Receivables and Other Assets	(3.23%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Simon Property Group	8.65%
Vornado Realty Trust	6.27%
Host Hotels & Resorts	4.71%
ProLogis	4.71%
Boston Properties	4.68%
Public Storage	4.45%
General Growth Properties	3.88%
Equity Residential	3.61%
Regency Centers	3.44%
Macerich	3.33%

3

Statement of net assets
Delaware REIT Fund	April 30, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 94.42%
Diversified REITs – 6.27%
Vornado Realty Trust	216,699	$20,172,510
		20,172,510
Health Care REITs – 8.12%
*HCP	203,800	7,275,660
*Health Care REIT	184,700	8,948,715
*Ventas	204,100	9,911,096
		26,135,471
Hotel REITs – 6.01%
Hersha Hospitality Trust	440,210	4,190,799
*Host Hotels & Resorts	880,793	15,149,640
		19,340,439
Industrial REITs – 6.27%
*AMB Property	87,435	5,049,371
*ProLogis	241,907	15,145,798
		20,195,169
Mall REITs – 15.86%
*General Growth Properties	305,154	12,499,108
*Macerich	146,600	10,720,858
*Simon Property Group	278,751	27,836,074
		51,056,040
Manufactured Housing REITs – 1.50%
Equity Lifestyle Properties	97,400	4,815,456
		4,815,456
Multifamily REITs – 14.38%
American Campus Communities	80,307	2,451,773
*AvalonBay Communities	80,026	8,162,652
*BRE Properties	122,300	5,864,285
*Equity Residential	280,200	11,633,903
*Essex Property Trust	50,692	6,032,348
*Home Properties	100,200	5,267,514
Mid-America Apartment Communities	87,100	4,617,171
*UDR	89,500	2,262,560
		46,292,206

4

	Number of shares	Value
Common Stock (continued)
Office REITs – 13.03%
*Alexandria Real Estate Equities	79,974	$8,399,669
*Boston Properties	150,000	15,073,501
*Highwoods Properties	124,400	4,358,976
Mack-Cali Realty	134,300	5,240,386
*SL Green Realty	95,653	8,876,598
		41,949,130
Office/Industrial REITs – 3.56%
*Digital Realty Trust	129,800	5,029,750
*Liberty Property Trust	184,100	6,449,023
		11,478,773
Real Estate Operating Companies – 1.07%
Macquarie Infrastructure	32,700	967,920
*Marriott International Class A	71,900	2,466,170
		3,434,090
Self-Storage REITs – 4.45%
*Public Storage	157,900	14,321,530
		14,321,530
Shopping Center REITs – 11.91%
*Developers Diversified Realty	74,922	3,217,900
*Federal Realty Investment Trust	125,311	10,294,299
*Kimco Realty	195,200	7,790,432
*Kite Realty Group Trust	189,104	2,568,032
*Ramco-Gershenson Properties	150,700	3,386,229
*Regency Centers	154,661	11,069,088
		38,325,980
Specialty REITs – 1.99%
*Entertainment Properties Trust	61,400	3,276,304
*Plum Creek Timber	77,000	3,144,680
		6,420,984
Total Common Stock (cost $292,323,688)		303,937,778

5

Statement of net assets
Delaware REIT Fund

	Principal amount	Value
Repurchase Agreements** – 8.81%
BNP Paribas 1.95%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price
$21,853,184 (collateralized by U.S.
Government obligations, ranging in par value
$2,161,000-$13,781,000, 3.375%-5.125%,
6/15/09-6/30/11; with total market value
$22,296,698)	$21,852,000	$21,852,000
UBS Warburg 1.93%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price
$6,514,349 (collateralized by U.S. Government
obligations, par value $6,514,000, 3.375%
9/15/09; with market value $6,644,497)	6,514,000	6,514,000
Total Repurchase Agreements
(cost $28,366,000)		28,366,000

Total Value of Securities Before Securities
Lending Collateral – 103.23%
(cost $320,689,688)		332,303,778

	Number of shares
Securities Lending Collateral*** – 21.24%
Investment Companies
Mellon GSL DBT II Collateral Fund	68,359,119	68,359,119
Total Securities Lending Collateral
(cost $68,359,119)		68,359,119
Total Value of Securities – 124.47%
(cost $389,048,807)		400,662,897 ©
Obligation to Return Securities Lending
Collateral*** – (21.24%)		(68,359,119)
Liabilities Net of Receivables and
Other Assets – (3.23%)		(10,405,055)
Net Assets Applicable to 25,712,113
Shares Outstanding – 100.00%		$321,898,723

6

Net Asset Value – Delaware REIT Fund
Class A ($115,779,360 / 9,251,663 Shares)	$12.51
Net Asset Value – Delaware REIT Fund
Class B ($32,806,170 / 2,625,527 Shares)	$12.50
Net Asset Value – Delaware REIT Fund
Class C ($38,478,389 / 3,078,385 Shares)	$12.50
Net Asset Value – Delaware REIT Fund
Class R ($4,520,199 / 361,178 Shares)	$12.52
Net Asset Value – Delaware REIT Fund
Institutional Class ($130,314,605 / 10,395,360 Shares)	$12.54

Components of Net Assets at April 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$313,278,094
Undistributed net investment income	3,472,860
Accumulated net realized loss on investments	(6,466,321)
Net unrealized appreciation of investments	11,614,090
Total net assets	$321,898,723

*	Fully or partially on loan.
†	Non-income producing security for the period ended April 30, 2008.
©	Includes $66,453,595 of securities loaned.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”

REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware REIT Fund
Net asset value Class A (A)	$12.51
Sales charge (5.75% of offering price) (B)	0.76
Offering price	$13.27

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware REIT Fund	Six Months Ended April 30, 2008 (Unaudited)

Investment Income:
Dividends	$5,648,138
Interest	220,313
Securities lending income	185,437
Foreign tax withheld	(7,827)	$6,046,061

Expenses:
Management fees	1,162,345
Distribution expenses – Class A	178,012
Distribution expenses – Class B	178,982
Distribution expenses – Class C	197,116
Distribution expenses – Class R	13,103
Dividend disbursing and transfer agent fees and expenses	566,067
Accounting and administration expenses	61,992
Reports and statements to shareholders	43,477
Registration fees	29,700
Legal fees	24,491
Audit and tax	14,721
Custodian fees	11,872
Trustees’ fees	8,071
Consulting fees	3,447
Insurance fees	2,209
Pricing fees	1,479
Dues and services	1,385
Trustees’ expenses	935
Taxes (other than taxes on income)	132	2,499,536
Less expenses absorbed or waived		(20,158)
Less waived distribution expenses – Class A		(29,669)
Less waived distribution expenses – Class R		(2,184)
Less expense paid indirectly		(1,949)
Total operating expenses		2,445,576
Net Investment Income		3,600,485

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(2,999,222)
Net change in unrealized appreciation/depreciation of investments		(31,858,998)
Net Realized and Unrealized Loss on Investments		(34,858,220)

Net Decrease in Net Assets Resulting from Operations		$(31,257,735)

See accompanying notes

8

Statements of changes in net assets
Delaware REIT Fund

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,600,485	$2,581,892
Net realized gain (loss) on investments	(2,999,222)	76,056,618
Net change in unrealized
appreciation/depreciation of investments	(31,858,998)	(71,576,480)
Net increase (decrease) in net assets resulting from operations	(31,257,735)	7,062,030

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(1,485,679)	(3,544,357)
Class B	(328,795)	(615,411)
Class C	(366,976)	(635,545)
Class R	(49,377)	(112,408)
Institutional Class	(1,512,367)	(1,439,868)
The Real Estate Investment Trust Portfolio Class*	—	(591,072)

Net realized gain on investments:
Class A	(29,255,383)	(59,633,929)
Class B	(8,911,390)	(19,015,529)
Class C	(9,679,097)	(19,051,491)
Class R	(1,021,236)	(2,030,845)
Institutional Class	(23,707,395)	(8,431,033)
The Real Estate Investment Trust Portfolio Class*	(15)	(6,269,651)
	(76,317,710)	(121,371,139)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,628,130	37,483,626
Class B	189,623	1,948,844
Class C	1,225,215	6,347,116
Class R	1,125,140	4,623,837
Institutional Class	66,655,261	101,948,842
The Real Estate Investment Trust Portfolio Class*	7,755	8,800,008

10

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$28,611,166	$58,596,996
Class B	8,201,125	16,999,558
Class C	9,452,587	18,080,110
Class R	1,066,995	2,135,904
Institutional Class	22,723,916	8,610,863
The Real Estate Investment Trust Portfolio Class*	11	6,860,723
	148,886,924	272,436,427
Cost of shares repurchased:
Class A	(32,772,515)	(116,107,319)
Class B	(10,435,891)	(23,428,420)
Class C	(8,790,686)	(26,584,464)
Class R	(1,896,384)	(6,024,671)
Institutional Class	(34,595,354)	(26,121,005)
The Real Estate Investment Trust Portfolio Class*	(27,045,813)	—
	(115,536,643)	(198,265,879)
Increase in net assets derived from capital share transactions	33,350,281	74,170,548
Net Decrease in Net Assets	(74,225,164)	(40,138,561)

Net Assets:
Beginning of period	396,123,887	436,262,448
End of period (including undistributed
net investment income of $3,472,860 and
$—, respectively)	$321,898,723	$396,123,887

*Effective at the close of business on February 21, 2008, all assets of the Fund’s Real Estate Investment Trust Portfolio Class were redeemed.

See accompanying notes

11

Financial highlights
Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$17.690	$24.180	$21.390	$21.140	$17.400	$14.170

0.152	0.149	0.351	0.441	0.445	0.617
(1.579)	0.372	5.910	2.101	4.333	3.531
(1.427)	0.521	6.261	2.542	4.778	4.148

(0.170)	(0.380)	(0.460)	(0.435)	(0.544)	(0.566)
(3.583)	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)
(3.753)	(7.011)	(3.471)	(2.292)	(1.038)	(0.918)

$12.510	$17.690	$24.180	$21.390	$21.140	$17.400

(6.68% )	2.33%	33.45%	12.27%	28.43%	30.59%

$115,779	$153,051	$231,367	$285,579	$308,100	$253,995
1.48%	1.36%	1.34%	1.34%	1.40%	1.40%

1.54%	1.41%	1.39%	1.39%	1.58%	1.59%
2.42%	0.79%	1.65%	2.07%	2.35%	4.06%

2.36%	0.74%	1.60%	2.02%	2.17%	3.87%
116%	82%	60%	37%	43%	48%

13

Financial highlights
Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$17.680	$24.150	$21.360	$21.120	$17.380	$14.170

0.105	0.006	0.191	0.281	0.302	0.502
(1.575)	0.373	5.911	2.089	4.338	3.518
(1.470)	0.379	6.102	2.370	4.640	4.020

(0.127)	(0.218)	(0.301)	(0.273)	(0.406)	(0.458)
(3.583)	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)
(3.710)	(6.849)	(3.312)	(2.130)	(0.900)	(0.810)

$12.500	$17.680	$24.150	$21.360	$21.120	$17.380

(6.92% )	1.52%	32.50%	11.39%	27.54%	29.53%

$32,806	$48,300	$71,206	$72,917	$85,009	$72,331
2.23%	2.11%	2.09%	2.09%	2.15%	2.15%

2.24%	2.11%	2.09%	2.09%	2.28%	2.30%
1.67%	0.04%	0.90%	1.32%	1.60%	3.31%

1.66%	0.04%	0.90%	1.32%	1.47%	3.16%
116%	82%	60%	37%	43%	48%

15

Financial highlights
Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$17.680	$24.150	$21.370	$21.120	$17.380	$14.170

0.105	0.006	0.191	0.281	0.302	0.502
(1.575)	0.373	5.901	2.099	4.338	3.518
(1.470)	0.379	6.092	2.380	4.640	4.020

(0.127)	(0.218)	(0.301)	(0.273)	(0.406)	(0.458)
(3.583)	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)
(3.710)	(6.849)	(3.312)	(2.130)	(0.900)	(0.810)

$12.500	$17.680	$24.150	$21.370	$21.120	$17.380

(6.99% )	1.58%	32.43%	11.44%	27.54%	29.53%

$38,479	$50,819	$71,614	$70,860	$73,040	$58,206
2.23%	2.11%	2.09%	2.09%	2.15%	2.15%

2.24%	2.11%	2.09%	2.09%	2.28%	2.30%
1.67%	0.04%	0.90%	1.32%	1.60%	3.31%

1.66%	0.04%	0.90%	1.32%	1.47%	3.16%
116%	82%	60%	37%	43%	48%

17

Financial highlights
Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

18

					6/2/03[2]
Six Months Ended	Year Ended				to
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$17.690	$24.180	$21.390	$21.130	$17.400	$15.620

0.136	0.102	0.297	0.373	0.377	0.331
(1.568)	0.363	5.913	2.097	4.341	1.683
(1.432)	0.465	6.210	2.470	4.718	2.014

(0.155)	(0.324)	(0.409)	(0.353)	(0.494)	(0.234)
(3.583)	(6.631)	(3.011)	(1.857)	(0.494)	—
(3.738)	(6.955)	(3.420)	(2.210)	(0.988)	(0.234)

$12.520	$17.690	$24.180	$21.390	$21.130	$17.400

(6.70% )	2.03%	33.13%	11.90%	28.04%	13.02%

$4,520	$5,734	$7,107	$4,168	$2,035	$353
1.73%	1.61%	1.59%	1.66%	1.75%	1.75%

1.84%	1.71%	1.69%	1.69%	1.88%	1.98%
2.17%	0.54%	1.40%	1.75%	2.00%	4.75%

2.06%	0.44%	1.30%	1.72%	1.87%	4.52%
116%	82%	60%	37%	43%	48% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

19

Financial highlights
Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
4/30/08[1]	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03
(Unaudited)
$17.710	$24.210	$21.410	$21.150	$17.410	$14.190

0.167	0.196	0.404	0.494	0.492	0.656
(1.568)	0.366	5.923	2.101	4.341	3.520
(1.401)	0.562	6.327	2.595	4.833	4.176

(0.186)	(0.431)	(0.516)	(0.478)	(0.599)	(0.604)
(3.583)	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)
(3.769)	(7.062)	(3.527)	(2.335)	(1.093)	(0.956)

$12.540	$17.710	$24.210	$21.410	$21.150	$17.410

(6.49% )	2.56%	33.81%	12.54%	28.78%	30.80%

$130,315	$106,145	$32,166	$58,428	$53,261	$28,782
1.23%	1.11%	1.09%	1.09%	1.15%	1.15%

1.24%	1.11%	1.09%	1.09%	1.28%	1.30%
2.67%	1.04%	1.90%	2.32%	2.60%	4.31%

2.66%	1.04%	1.90%	2.32%	2.47%	4.16%
116%	82%	60%	37%	43%	48%

21

Notes to financial statements
Delaware REIT Fund	April 30, 2008 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or, Fund) is a series of Delaware Pooled Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on February 21, 2008, all assets of the Fund’s Real Estate Investment Trust Portfolio Class were redeemed. Prior to February 21, 2008, The Real Estate Investment Trust Portfolio class shares were not subject to a sales charge and were offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

22

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

23

Notes to financial statements
Delaware REIT Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,158 for the six months ended April 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Effective March 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.23% of the Fund’s average daily net assets through February 28, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such

24

additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees and the DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. Prior to March 31, 2008, the Fund had no expense limitation in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2008, the Fund was charged $7,749 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through February 28, 2009 in order to prevent distribution and service fees of Class A and class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At April 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$189,970
Dividend disbursing, transfer fees
and other expenses payable to DSC	100,200
Distribution fee payable to DDLP	84,421
Other expenses payable to DMC and affiliates*	76,980

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2008, the Fund was charged $11,614 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

25

Notes to financial statements
Delaware REIT Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2008, DDLP earned $5,811 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2008, DDLP received gross CDSC commissions of $32,499 and $1,419 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2008, the Fund made purchases of $178,141,178 and sales of $221,610,640 of investment securities other than short-term investments.

At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments was $398,119,751. At April 30, 2008, net unrealized appreciation was $2,543,146, of which $20,196,628 related to unrealized appreciation of investments and $17,653,482 related to unrealized depreciation of investments.

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/08*	10/31/07
Ordinary income	$14,336,196	$ 13,695,662
Long-term capital gain	61,981,514	107,675,477
Total	$76,317,710	$121,371,139

*Tax information for the period ended April 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

26

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$313,278,094
Undistributed ordinary income	3,472,860
Undistributed long-term capital gain	2,604,623
Unrealized appreciation of investments	2,543,146
Net assets	$321,898,723

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferred of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of dividends and distributions and Real Estate Investment Trust dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net realized gain	$(3,615,569)
Undistributed net investment income	3,615,569

27

Notes to financial statements
Delaware REIT Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/08	10/31/07
Shares sold:
Class A	780,257	1,936,522
Class B	16,918	97,297
Class C	96,469	330,083
Class R	90,987	238,141
Institutional Class	5,268,237	5,621,184
The Real Estate Investment Trust Portfolio Class*	—	485,130

Shares issued upon reinvestment of dividends and distributions:
Class A	2,422,071	3,281,058
Class B	694,900	952,417
Class C	800,266	1,012,648
Class R	90,325	119,556
Institutional Class	1,920,250	482,740
The Real Estate Investment Trust Portfolio Class*	1	384,234
	12,180,681	14,941,010

Shares repurchased:
Class A	(2,602,077)	(6,133,386)
Class B	(818,805)	(1,265,805)
Class C	(692,523)	(1,433,396)
Class R	(144,242)	(327,515)
Institutional Class	(2,785,509)	(1,440,155)
The Real Estate Investment Trust Portfolio Class*	(1,811,509)	—
	(8,854,665)	(10,600,257)
Net increase	3,326,016	4,340,753

*Effective at the close of business on February 21, 2008, all assets of the Fund’s Real Estate Investment Trust Portfolio Class were redeemed.

28

For the six months ended April 30, 2008 and the year ended October 31, 2007, 77, 762 Class B shares were converted to 77,580 Class A shares valued at $1,005,665 and 141,210 Class B shares were converted to 140,866 Class A shares valued at $2,767,624, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2008, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

29

Notes to financial statements
Delaware REIT Fund

8. Securities Lending (continued)

At April 30, 2008, the market value of securities on loan was $66,453,595, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At April 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

30

About the organization

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

32

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

33

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

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This page is not part of the semiannual report.

SA-095 [4/08] DG3 6/08 MF-08-05-030 PO 12982 (3178)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE POOLED TRUST

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 1, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 1, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 1, 2008